Schedule of Investments (unaudited)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc.
2.60%, 08/01/31(a)	$4,844	$4,356,766
5.00%, 06/02/33(a)	2,580	2,541,085
5.30%, 11/01/34(a)	4,411	4,388,566
5.30%, 06/02/36(a)	2,450	2,379,790
5.38%, 06/15/33	1,889	1,898,306
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	1,545	1,519,091
		17,083,604
Aerospace & Defense — 1.3%
BAE Systems PLC, 5.30%, 03/26/34(b)	10,325	10,537,213
Boeing Co.(The)
3.25%, 02/01/35	5,211	4,536,708
3.30%, 03/01/35(a)	2,170	1,871,558
3.60%, 05/01/34(a)	6,991	6,312,177
6.13%, 02/15/33(a)	2,917	3,121,398
6.53%, 05/01/34	17,369	18,961,082
Embraer Netherlands Finance BV, 5.98%, 02/11/35	4,680	4,865,188
GE Capital Funding LLC, 4.55%, 05/15/32(a)	3,290	3,261,620
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	6,832	6,540,221
General Dynamics Corp., 4.95%, 08/15/35(a)	4,710	4,731,887
General Electric Co.
4.90%, 01/29/36(a)	4,465	4,459,891
6.75%, 03/15/32	10,422	11,520,451
HEICO Corp., 5.35%, 08/01/33	4,053	4,130,962
Hexcel Corp., 5.88%, 02/26/35	2,020	2,089,582
Honeywell Aerospace, Inc.
4.60%, 03/16/33(b)	11,584	11,413,377
4.95%, 03/16/36(b)	19,443	19,232,177
Howmet Aerospace, Inc.
4.55%, 11/15/32	3,247	3,196,304
4.75%, 04/15/36(a)	325	316,368
4.85%, 10/15/31	3,515	3,538,401
L3Harris Technologies, Inc.
4.85%, 04/27/35	3,123	3,075,125
5.25%, 06/01/31	3,366	3,439,276
5.35%, 06/01/34(a)	5,402	5,505,113
5.40%, 07/31/33	10,503	10,782,184
Lockheed Martin Corp.
3.60%, 03/01/35(a)	3,377	3,088,261
3.90%, 06/15/32(a)	5,932	5,751,015
4.50%, 05/15/36(a)	125	121,601
4.70%, 12/15/31(a)	6,590	6,655,055
4.75%, 02/15/34(a)	6,368	6,348,842
4.80%, 08/15/34(a)	4,290	4,281,014
5.00%, 08/15/35	4,659	4,693,859
5.25%, 01/15/33(a)	7,803	8,096,341
Northrop Grumman Corp.
4.70%, 03/15/33(a)	7,535	7,500,647
4.90%, 06/01/34(a)	5,980	5,967,269
5.25%, 07/15/35(a)	3,539	3,604,805
RTX Corp.
1.90%, 09/01/31	6,930	6,052,147
2.38%, 03/15/32	5,665	5,006,642
5.15%, 02/27/33	8,721	8,895,611
5.40%, 05/01/35(a)	2,676	2,766,739
6.10%, 03/15/34(a)	10,793	11,601,530
		237,869,641
Agriculture — 1.2%
Altria Group, Inc.
2.45%, 02/04/32	13,654	12,028,243
5.25%, 08/06/35(a)	3,240	3,249,393
5.63%, 02/06/35	3,610	3,709,064
6.88%, 11/01/33(a)	3,480	3,865,836
Security	Par (000)	Value
Agriculture (continued)
Archer-Daniels-Midland Co.
2.90%, 03/01/32(a)	$5,454	$4,983,402
4.50%, 08/15/33(a)	3,440	3,409,851
5.38%, 09/15/35(a)	2,355	2,426,492
5.94%, 10/01/32	2,284	2,435,456
BAT Capital Corp.
4.63%, 03/22/33	3,465	3,403,231
4.74%, 03/16/32(a)	6,181	6,171,675
5.35%, 08/15/32	7,170	7,369,502
5.63%, 08/15/35(a)	7,245	7,477,340
6.00%, 02/20/34(a)	5,975	6,317,365
6.42%, 08/02/33	8,868	9,615,273
7.75%, 10/19/32(a)	4,532	5,186,629
Bunge Ltd. Finance Corp.
4.65%, 09/17/34(a)	5,605	5,436,313
4.80%, 03/19/33(a)	2,663	2,651,376
5.15%, 08/04/35(a)	5,035	5,031,149
5.15%, 03/19/36(a)	3,485	3,473,705
5.25%, 04/21/32(a)	3,490	3,554,134
Cargill, Inc.
2.13%, 11/10/31(b)	7,983	7,031,623
4.00%, 06/22/32(b)	4,525	4,353,002
4.75%, 04/24/33(a)(b)	3,269	3,261,113
5.13%, 10/11/32(a)(b)	3,165	3,229,984
5.13%, 02/11/35(a)(b)	3,455	3,503,562
Imperial Brands Finance PLC
5.63%, 07/01/35(b)	5,940	6,007,007
5.88%, 07/01/34(b)	5,286	5,452,429
Japan Tobacco, Inc., 5.85%, 06/15/35(b)	5,555	5,823,775
JT International Financial Services BV, 6.88%, 10/24/32(b)	3,357	3,697,688
Philip Morris International, Inc.
4.25%, 10/29/32(a)	5,790	5,622,151
4.63%, 10/29/35(a)	5,535	5,357,709
4.75%, 11/01/31	6,125	6,152,964
4.88%, 04/30/35	4,040	3,990,518
4.88%, 04/29/36	3,545	3,480,058
4.90%, 11/01/34	5,430	5,409,819
5.25%, 02/13/34	11,440	11,651,889
5.38%, 02/15/33(a)	15,128	15,576,675
5.63%, 09/07/33	7,070	7,384,828
5.75%, 11/17/32	10,170	10,675,104
Reynolds American, Inc., 5.70%, 08/15/35(a)	3,830	3,951,082
		223,408,409
Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	4,387	4,309,954
Southwest Airlines Co., 5.25%, 11/15/35	5,075	4,918,718
		9,228,672
Apparel — 0.1%
Gildan Activewear, Inc., 5.40%, 10/07/35(b)	3,980	3,909,877
Ralph Lauren Corp., 5.00%, 06/15/32(a)	3,610	3,657,281
Tapestry, Inc.
3.05%, 03/15/32(a)	3,017	2,730,324
5.50%, 03/11/35(a)	4,870	4,908,971
		15,206,453
Auto Manufacturers — 2.4%
American Honda Finance Corp.
4.85%, 10/23/31	5,705	5,692,704
4.90%, 01/10/34(a)	5,190	5,119,829
5.05%, 07/10/31(a)	5,835	5,874,456
5.10%, 01/08/36(a)	3,995	3,937,144
5.15%, 07/09/32	5,835	5,876,454
5.20%, 03/05/35(a)	3,895	3,891,196
Series A, 5.20%, 04/08/33(a)	560	562,845
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	3,494	3,025,501
3.70%, 04/01/32(a)(b)	3,340	3,135,165

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.85%, 08/13/31(a)(b)	$3,891	$3,893,738
5.00%, 03/19/33(b)	3,030	3,022,595
5.15%, 08/11/33(a)(b)	3,808	3,846,928
5.15%, 04/02/34(a)(b)	3,810	3,810,925
5.20%, 08/11/35(a)(b)	3,320	3,312,228
5.40%, 03/21/35(a)(b)	3,463	3,506,567
Cummins, Inc.
5.15%, 02/20/34	4,700	4,789,509
5.30%, 05/09/35	7,105	7,264,097
Daimler Truck Finance North America LLC
2.50%, 12/14/31(a)(b)	5,775	5,102,607
5.00%, 10/12/32(b)	3,810	3,794,143
5.38%, 01/13/32(a)(b)	4,500	4,579,096
5.38%, 01/18/34(b)	3,965	3,990,318
5.38%, 06/25/34(a)(b)	3,290	3,314,700
5.50%, 09/20/33(a)(b)	3,248	3,314,169
5.63%, 01/13/35(b)	4,455	4,544,514
Ford Motor Co.
3.25%, 02/12/32	17,101	15,174,570
6.10%, 08/19/32(a)	11,640	11,945,140
7.45%, 07/16/31(a)	8,355	9,138,556
Ford Motor Credit Co. LLC
3.63%, 06/17/31(a)	5,740	5,277,598
5.75%, 04/06/33(a)	6,335	6,320,063
5.87%, 10/31/35(a)	7,155	7,051,233
6.05%, 11/05/31	9,525	9,706,132
6.13%, 03/08/34	11,320	11,489,787
6.47%, 05/22/36(a)	8,365	8,580,733
6.50%, 02/07/35(a)	9,465	9,765,374
6.53%, 03/19/32(a)	6,605	6,853,236
7.12%, 11/07/33(a)	8,127	8,713,506
General Motors Co.
5.00%, 04/01/35(a)	6,035	5,877,722
5.60%, 10/15/32(a)	7,983	8,238,823
6.25%, 04/15/35(a)	4,380	4,605,983
6.60%, 04/01/36	6,370	6,851,977
General Motors Financial Co., Inc.
2.70%, 06/10/31	6,710	6,052,602
3.10%, 01/12/32	9,879	8,947,258
5.45%, 09/06/34	6,291	6,330,717
5.45%, 01/08/36(a)	2,805	2,799,547
5.63%, 04/04/32	6,865	7,049,924
5.90%, 01/07/35(a)	7,679	7,921,542
5.95%, 04/04/34	8,696	9,029,929
6.10%, 01/07/34	10,600	11,110,584
6.15%, 07/15/35(a)	6,220	6,501,520
6.40%, 01/09/33	7,493	7,998,741
Honda Motor Co. Ltd.
2.97%, 03/10/32	5,348	4,820,306
5.34%, 07/08/35(a)	6,520	6,548,448
Hyundai Capital America
4.75%, 09/26/31(a)(b)	3,328	3,299,605
4.80%, 01/10/33(b)	3,250	3,189,643
5.40%, 06/24/31(b)	4,595	4,679,632
5.40%, 03/29/32(a)(b)	3,075	3,131,666
5.40%, 06/23/32(b)	2,990	3,049,485
Mercedes-Benz Finance North America LLC
5.00%, 01/11/34(b)	5,355	5,296,292
5.05%, 08/03/33(a)(b)	5,150	5,149,794
5.13%, 08/01/34(a)(b)	3,534	3,512,119
5.45%, 04/01/35(a)(b)	3,150	3,195,724
PACCAR Financial Corp., 5.00%, 03/22/34	2,270	2,299,327
Stellantis Finance U.S., Inc.
2.69%, 09/15/31(b)	9,687	8,351,365
6.38%, 09/12/32(a)(b)	5,163	5,256,581
6.45%, 03/18/35(a)(b)	7,265	7,327,845
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Corp.
5.05%, 06/30/35(a)	$2,630	$2,662,175
5.12%, 07/13/33(a)	2,805	2,874,883
Toyota Motor Credit Corp.
1.90%, 09/12/31(a)	3,859	3,366,675
2.40%, 01/13/32	3,133	2,786,823
4.60%, 10/10/31(a)	6,060	6,055,516
4.65%, 09/03/32	4,455	4,427,919
4.70%, 01/12/33(a)	3,245	3,238,524
4.80%, 01/05/34	5,880	5,854,310
5.35%, 01/09/35	6,257	6,424,496
Series B, 4.60%, 03/11/33	6,760	6,660,054
Series B, 4.80%, 01/11/36(a)	4,310	4,236,716
Volkswagen Group of America Finance LLC
5.60%, 03/22/34(a)(b)	3,820	3,855,755
5.65%, 03/25/32(b)	4,250	4,324,059
5.80%, 03/27/35(a)(b)	3,860	3,920,495
5.90%, 09/12/33(a)(b)	3,196	3,296,937
		441,627,394
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd., 3.25%, 03/01/32	25	23,057
BorgWarner, Inc., 5.40%, 08/15/34(a)	2,995	3,053,772
Lear Corp., 2.60%, 01/15/32	2,397	2,120,454
LG Energy Solution Ltd.
5.50%, 07/02/34(a)(b)	3,188	3,193,673
5.88%, 04/02/35(b)	4,721	4,808,902
5.88%, 04/02/36(b)	2,165	2,190,383
Magna International, Inc.
5.50%, 03/21/33(a)	3,106	3,194,155
5.88%, 06/01/35(a)	2,850	2,976,467
		21,560,863
Banks — 23.8%
ABN AMRO Bank NV
3.32%, 03/13/37, (5-year CMT + 1.90%)(b)(c)	6,016	5,434,974
4.83%, 02/26/36(b)	3,135	3,053,939
5.52%, 12/03/35, (1-year CMT + 1.25%)(b)(c)	5,090	5,168,862
AIB Group PLC, 5.87%, 03/28/35, (1-day SOFR Index + 1.91%)(b)(c)	6,313	6,547,641
ASB Bank Ltd., 2.38%, 10/22/31(b)	2,525	2,244,876
Australia & New Zealand Banking Group Ltd.
5.20%, 09/30/35, (1-year CMT + 1.47%)(b)(c)	6,445	6,361,402
5.82%, 06/18/36, (1-year CMT + 1.35%)(a)(b)(c)	11,355	11,600,068
6.74%, 12/08/32(a)(b)	6,493	7,012,304
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/36(a)	6,560	6,382,130
6.03%, 03/13/35, (1-year CMT + 1.95%)(c)	6,848	7,149,813
7.88%, 11/15/34, (1-year CMT + 3.30%)(c)	4,875	5,544,227
Banco de Chile, 2.99%, 12/09/31(a)(b)	2,270	2,072,112
Banco de Credito del Peru SA, 5.65%, 01/15/37, (5-year CMT + 1.96%)(a)(b)(c)	2,655	2,636,415
Banco de Credito e Inversiones SA, 2.88%, 10/14/31(a)(b)	2,405	2,188,979
Banco Santander Chile, 3.18%, 10/26/31(b)	2,215	2,045,508
Banco Santander SA
3.23%, 11/22/32, (1-year CMT + 1.60%)(c)	7,129	6,447,946
5.13%, 11/06/35	7,226	7,092,773
5.44%, 07/15/31	9,391	9,653,269
5.44%, 04/15/36	7,345	7,341,144
6.03%, 01/17/35	6,470	6,782,102
6.35%, 03/14/34	9,485	10,039,807
6.92%, 08/08/33	13,885	15,088,492
6.94%, 11/07/33(a)	10,650	11,949,330
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.15%)(b)(c)	5,735	5,206,361
5.08%, 11/26/35(b)	1,760	1,734,402
5.50%, 09/21/33(b)	4,700	4,807,533
5.65%, 07/05/34(a)(b)	8,306	8,542,786

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.06%, 03/25/40, (5-year CMT + 1.78%)(a)(b)(c)	$6,967	$7,081,913
Bank of America Corp.
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)(c)	24,945	22,073,099
2.48%, 09/21/36, (5-year CMT + 1.20%)(c)	15,118	13,193,001
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	23,745	21,166,989
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	25,068	22,666,855
3.85%, 03/08/37, (5-year CMT + 2.00%)(c)	17,888	16,662,920
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	28,539	28,035,926
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)(c)	35,313	35,500,185
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)(c)	26,480	26,103,821
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)(c)	34,955	35,514,623
5.43%, 08/15/35, (1-day SOFR + 1.91%)(c)	16,944	17,021,078
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)(c)	13,865	14,160,942
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)(c)	34,550	35,330,277
5.49%, 04/23/37, (1-day SOFR + 1.57%)(c)	15,185	15,115,301
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	24,570	25,170,726
5.52%, 10/25/35, (1-day SOFR + 1.74%)(c)	24,367	24,553,326
5.74%, 02/12/36, (1-day SOFR + 1.70%)(c)	17,270	17,655,376
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)(c)	26,379	27,650,429
Bank of Ireland Group PLC, 5.00%, 11/12/32, (1-day SOFR Index + 1.16%)(b)(c)	3,800	3,796,848
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(c)	7,922	7,084,092
5.30%, 06/02/37(c)	3,625	3,630,506
7.30%, 11/26/84, (5-year CMT + 3.01%)(c)	5,450	5,719,077
Bank of New York Mellon Corp.(The)
1.80%, 07/28/31	300	261,514
2.50%, 01/26/32	4,559	4,107,288
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)(c)	4,390	4,258,989
4.71%, 02/01/34, (1-day SOFR + 1.51%)(c)	4,548	4,499,238
4.97%, 04/26/34, (1-day SOFR + 1.61%)(c)	6,281	6,291,652
5.06%, 07/22/32, (1-day SOFR + 1.23%)(c)	8,185	8,324,321
5.09%, 04/23/37, (1-day SOFR + 1.18%)(c)	4,515	4,490,090
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)(c)	6,839	6,932,498
5.23%, 11/20/35, (1-day SOFR + 1.25%)(c)	4,175	4,239,569
5.32%, 06/06/36, (1-day SOFR + 1.35%)(c)	7,565	7,687,684
5.61%, 07/21/39, (1-day SOFR + 1.77%)(c)	3,080	3,159,763
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(c)	9,622	10,156,924
6.47%, 10/25/34, (1-day SOFR + 1.85%)(c)	6,407	6,994,590
Bank of New Zealand, 2.87%, 01/27/32(b)	1,140	1,037,942
Bank of Nova Scotia(The)
2.15%, 08/01/31	5,065	4,484,522
2.45%, 02/02/32	6,474	5,738,596
4.59%, 05/04/37, (5-year CMT + 2.05%)(c)	8,815	8,469,918
4.74%, 11/10/32, (1-day SOFR + 1.44%)(c)	4,733	4,721,045
4.81%, 02/02/34, (1-day SOFR + 1.05%)(c)	7,040	6,949,110
5.65%, 02/01/34	5,465	5,706,081
6.88%, 10/27/85, (5-year CMT + 2.73%)(c)	5,895	5,953,408
Banque Federative du Credit Mutuel SA, 5.11%, 01/15/36(b)	4,760	4,673,651
Barclays PLC
2.89%, 11/24/32, (1-year CMT + 1.30%)(c)	9,580	8,577,946
5.21%, 02/24/37, (1-day SOFR + 1.51%)(c)	8,230	8,012,487
5.34%, 09/10/35, (1-day SOFR + 1.91%)(c)	13,536	13,463,908
5.75%, 08/09/33, (1-year CMT + 3.00%)(c)	7,919	8,153,628
5.79%, 02/25/36, (1-day SOFR + 1.59%)(c)	15,780	16,101,600
6.22%, 05/09/34, (1-day SOFR + 2.98%)(c)	14,093	14,871,298
6.69%, 09/13/34, (1-day SOFR + 2.62%)(c)	10,180	11,021,530
7.12%, 06/27/34, (1-day SOFR + 3.57%)(c)	10,040	10,990,204
7.44%, 11/02/33, (1-year CMT + 3.50%)(c)	14,419	16,130,074
Blackstone Reg Finance Co. LLC
4.95%, 02/15/36	4,095	3,986,160
5.00%, 12/06/34(a)	5,195	5,131,200
BNP Paribas SA
3.13%, 01/20/33, (1-day SOFR + 1.56%)(b)(c)	9,623	8,693,671
4.92%, 01/15/34, (1-day SOFR + 1.29%)(b)(c)	10,263	10,080,988
Security	Par (000)	Value
Banks (continued)
5.74%, 02/20/35, (1-day SOFR + 1.88%)(a)(b)(c)	$10,615	$10,909,648
5.79%, 01/13/33, (1-day SOFR + 1.62%)(b)(c)	16,276	16,833,932
5.89%, 12/05/34, (1-day SOFR + 1.87%)(b)(c)	14,095	14,780,278
5.91%, 11/19/35, (1-day SOFR + 1.92%)(a)(b)(c)	12,360	12,609,008
BOKF N.A., 6.11%, 11/06/40, (5-year CMT + 2.00%)(c)	40	41,030
BPCE SA
3.12%, 10/19/32, (1-day SOFR + 1.73%)(b)(c)	7,461	6,630,989
3.65%, 01/14/37, (5-year CMT + 1.90%)(b)(c)	5,315	4,801,650
5.42%, 01/13/37, (1-day SOFR + 1.57%)(a)(b)(c)	7,650	7,492,425
5.75%, 07/19/33, (1-day SOFR + 2.87%)(b)(c)	5,413	5,533,172
5.77%, 06/02/37, (1-day SOFR + 1.63%)(b)(c)	5,000	5,028,090
5.94%, 05/30/35, (1-day SOFR + 1.85%)(b)(c)	10,475	10,754,592
6.03%, 05/28/36, (1-day SOFR + 1.96%)(b)(c)	7,380	7,574,266
6.29%, 01/14/36, (1-day SOFR + 2.04%)(b)(c)	10,592	11,079,633
6.51%, 01/18/35, (1-day SOFR + 2.79%)(a)(b)(c)	7,530	7,832,159
7.00%, 10/19/34, (1-day SOFR + 2.59%)(b)(c)	9,003	9,836,369
Brookfield Finance, Inc., 6.30%, 01/15/55, (5-year CMT + 2.08%)(a)(c)	4,245	4,085,780
CaixaBank SA
5.40%, 04/22/37, (1-day SOFR + 1.53%)(b)(c)	5,285	5,237,915
5.58%, 07/03/36, (1-day SOFR + 1.79%)(a)(b)(c)	7,265	7,347,420
6.04%, 06/15/35, (1-day SOFR + 2.26%)(b)(c)	6,908	7,211,810
6.84%, 09/13/34, (1-day SOFR + 2.77%)(b)(c)	6,414	7,004,847
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	5,623	5,290,869
6.09%, 10/03/33	7,685	8,214,634
Citibank N.A., 5.57%, 04/30/34	13,140	13,690,044
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	12,823	11,387,528
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	22,185	20,124,057
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	21,715	20,464,207
4.91%, 05/24/33, (1-day SOFR + 2.09%)(c)	18,068	17,996,520
5.17%, 09/11/36, (1-day SOFR + 1.49%)(c)	16,925	16,842,068
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	16,115	16,237,735
5.41%, 09/19/39, (5-year CMT + 1.73%)(c)	8,210	8,114,065
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)(c)	15,770	16,046,515
5.83%, 02/13/35, (1-day SOFR + 2.06%)(c)	18,169	18,551,942
5.88%, 02/22/33(a)	3,861	4,028,871
6.00%, 10/31/33(a)	5,175	5,407,785
6.02%, 01/24/36, (1-day SOFR + 1.83%)(c)	20,892	21,519,410
6.17%, 05/25/34, (1-day SOFR + 2.66%)(c)	21,533	22,537,688
6.27%, 11/17/33, (1-day SOFR + 2.34%)(c)	19,260	20,598,797
6.63%, 06/15/32	7,719	8,390,425
Citizens Financial Group, Inc.
2.64%, 09/30/32	3,200	2,765,406
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)(c)	2,023	2,031,008
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	8,255	8,480,236
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	5,822	6,282,463
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	5,018	4,413,546
3.78%, 03/14/32(b)	8,045	7,536,875
5.84%, 03/13/34(a)(b)	7,935	8,222,846
Cooperatieve Rabobank UA
3.76%, 04/06/33, (1-year CMT + 1.42%)(a)(b)(c)	6,108	5,748,027
5.71%, 01/21/33, (1-year CMT + 1.00%)(a)(b)(c)	5,080	5,270,754
Credit Agricole SA
4.82%, 09/25/33, (1-day SOFR + 1.36%)(b)(c)	6,950	6,802,710
5.26%, 01/12/37, (1-day SOFR + 1.43%)(b)(c)	12,325	12,132,768
5.37%, 03/11/34(a)(b)	6,055	6,201,948

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.51%, 07/05/33(a)(b)	$5,355	$5,532,022
5.86%, 01/09/36, (1-day SOFR + 1.74%)(b)(c)	12,355	12,733,047
6.25%, 01/10/35, (1-day SOFR + 2.67%)(b)(c)	11,045	11,495,086
Deutsche Bank AG/New York
3.74%, 01/07/33, (1-day SOFR + 2.26%)(c)	8,110	7,427,439
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(c)	7,702	7,706,267
7.08%, 02/10/34, (1-day SOFR + 3.65%)(c)	9,880	10,597,777
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(c)	3,483	3,362,868
5.14%, 01/29/37, (1-day SOFR + 1.24%)(c)	7,345	7,196,700
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(c)	2,578	2,579,994
First Citizens BancShares, Inc., 6.25%, 03/12/40, (5-year CMT + 1.97%)(c)	3,890	3,830,844
Goldman Sachs Capital I, 6.35%, 02/15/34	4,703	4,921,041
Goldman Sachs Group, Inc., 5.09%, 04/20/34, (1-day SOFR + 1.34%)(c)	20,286	20,243,558
Goldman Sachs Group, Inc.(The)
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	29,116	25,745,235
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	20,495	18,244,723
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	28,808	26,121,411
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	23,580	22,902,427
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	24,518	24,155,508
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)(c)	32,345	31,641,946
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)(c)	21,540	21,678,446
5.39%, 02/02/41, (5-year CMT + 1.18%)(c)	14,795	14,428,665
5.43%, 06/03/37, (1-day SOFR + 1.31%)(c)	12,515	12,581,149
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	22,719	23,115,439
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	18,140	18,885,127
6.13%, 02/15/33(a)	6,689	7,191,932
6.45%, 05/01/36	370	395,182
6.56%, 10/24/34, (1-day SOFR + 1.95%)(c)	8,870	9,646,422
HBOS PLC, 6.00%, 11/01/33(b)	680	696,972
HSBC Bank USA N.A
5.63%, 08/15/35(a)	1,185	1,224,080
5.88%, 11/01/34(a)	1,945	2,029,502
HSBC Holdings PLC
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)(c)	13,672	12,287,432
4.76%, 03/29/33, (1-day SOFR + 2.53%)(c)	14,253	13,923,164
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	13,150	12,958,936
5.21%, 05/12/34, (1-day SOFR + 1.32%)(a)(c)	7,435	7,421,962
5.28%, 03/10/37, (1-day SOFR + 1.55%)(c)	18,240	18,046,499
5.40%, 08/11/33, (1-day SOFR + 2.87%)(c)	17,707	17,976,995
5.45%, 03/03/36, (1-day SOFR + 1.56%)(c)	18,985	19,149,962
5.72%, 03/04/35, (1-day SOFR + 1.78%)(c)	10,945	11,276,814
5.74%, 09/10/36, (1-day SOFR + 1.96%)(c)	10,880	10,970,791
5.79%, 05/13/36, (1-day SOFR + 1.88%)(c)	15,150	15,645,116
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)(c)	11,928	12,207,073
6.25%, 03/09/34, (1-day SOFR + 2.39%)(c)	15,596	16,599,906
6.50%, 05/02/36	7,235	7,887,198
6.55%, 06/20/34, (1-day SOFR + 2.98%)(a)(c)	15,210	16,189,274
7.40%, 11/13/34, (1-day SOFR + 3.02%)(c)	15,385	17,140,974
8.11%, 11/03/33, (1-day SOFR + 4.25%)(c)	13,642	15,694,398
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(c)	3,807	3,281,926
5.02%, 05/17/33, (1-day SOFR + 2.05%)(c)	2,138	2,128,704
5.61%, 01/28/41, (5-year CMT + 1.35%)(c)	3,925	3,844,675
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(c)	7,850	8,045,651
6.14%, 11/18/39, (5-year CMT + 1.70%)(c)	5,405	5,523,768
ING Groep NV
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)(c)	7,470	7,228,110
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(c)	10,610	10,634,372
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(c)	6,500	6,610,766
5.55%, 03/19/35, (1-day SOFR + 1.77%)(c)	10,070	10,279,448
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)(c)	7,490	7,959,926
Security	Par (000)	Value
Banks (continued)
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.60%)(b)(c)	$4,470	$4,220,844
6.63%, 06/20/33(b)	7,800	8,482,469
7.20%, 11/28/33(b)	10,301	11,615,663
8.25%, 11/21/33, (1-year CMT + 4.40%)(a)(b)(c)	8,043	9,326,106
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	21,248	18,951,460
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	25,091	22,768,046
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	18,472	18,215,172
4.81%, 10/22/36, (1-day SOFR + 1.19%)(c)	20,034	19,443,222
4.90%, 01/22/37, (1-day SOFR + 1.07%)(c)	22,510	21,935,450
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	30,412	30,470,053
4.95%, 10/22/35, (1-day SOFR + 1.34%)(c)	20,640	20,375,539
5.15%, 04/23/37, (1-day SOFR + 1.26%)(c)	25,775	25,617,442
5.19%, 02/05/37, (1-day SOFR + 1.30%)(c)	13,090	12,875,847
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	24,345	24,589,725
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)(c)	21,536	21,859,244
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)(c)	31,767	32,409,739
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	21,116	21,605,597
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	24,561	25,275,189
5.58%, 07/23/36, (1-day SOFR + 1.64%)(c)	27,196	27,638,568
5.72%, 09/14/33, (1-day SOFR + 2.58%)(c)	24,349	25,171,417
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	19,772	20,585,444
6.25%, 10/23/34, (1-day SOFR + 1.81%)(c)	19,135	20,518,089
KBC Group NV, 6.32%, 09/21/34, (1-year CMT + 2.05%)(a)(b)(c)	5,760	6,172,435
Keybank National Association
4.90%, 08/08/32(a)	4,480	4,406,709
5.00%, 01/26/33	6,131	6,078,205
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)(c)	4,382	4,294,606
5.31%, 01/28/37, (1-day SOFR + 1.37%)(c)	5,375	5,297,318
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(c)	6,895	7,343,130
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	5,390	5,317,759
Lloyds Banking Group PLC
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)(c)	8,425	8,160,373
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(c)	7,084	7,062,170
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(c)	6,830	6,971,887
5.68%, 01/05/35, (1-year CMT + 1.75%)(c)	13,905	14,300,755
6.07%, 06/13/36, (1-year CMT + 1.60%)(c)	8,665	8,921,369
7.95%, 11/15/33, (1-year CMT + 3.75%)(c)	7,230	8,225,504
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(c)	5,303	5,273,239
5.39%, 01/16/36, (1-day SOFR + 1.61%)(c)	7,420	7,403,647
Macquarie Bank Ltd.
5.64%, 08/13/36, (1-year CMT + 1.45%)(a)(b)(c)	7,510	7,504,947
6.80%, 01/18/33(b)	5,953	6,433,298
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(b)(c)	6,585	5,918,318
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)(c)	8,303	7,430,301
4.44%, 06/21/33, (1-day SOFR + 2.41%)(b)(c)	3,120	3,030,987
5.49%, 11/09/33, (1-day SOFR + 2.87%)(a)(b)(c)	5,045	5,159,181
5.89%, 06/15/34, (1-day SOFR + 2.38%)(b)(c)	5,070	5,297,497
6.26%, 12/07/34, (1-day SOFR + 2.30%)(a)(b)(c)	6,245	6,657,786
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)(c)	13,070	11,551,473
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	6,267	5,556,113
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	7,825	7,011,182
4.32%, 04/19/33, (1-year CMT + 1.55%)(c)	4,525	4,378,220

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.06%, 01/14/37, (1-year CMT + 0.90%)(c)	$9,355	$9,222,220
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	10,573	10,673,080
5.19%, 09/12/36, (1-year CMT + 0.93%)(c)	6,265	6,255,103
5.33%, 04/21/37, (1-year CMT + 1.02%)(c)	8,815	8,842,804
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(c)	5,918	6,067,206
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)(c)	8,718	8,889,464
5.44%, 02/22/34, (1-year CMT + 1.63%)(c)	9,166	9,394,829
5.47%, 09/13/33, (1-year CMT + 2.13%)(c)	5,145	5,281,530
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	9,245	9,494,843
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	14,500	14,921,513
Mizuho Bank Ltd., 5.19%, 04/16/36(b)	10,326	10,301,065
Mizuho Financial Group, Inc.
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)(c)	3,505	3,087,657
2.56%, 09/13/31	5,673	5,027,763
5.05%, 05/12/37, (1-year CMT + 0.85%)(c)	3,800	3,736,134
5.32%, 07/08/36, (1-year CMT + 1.07%)(c)	7,875	7,916,438
5.42%, 05/13/36, (1-year CMT + 0.98%)(c)	8,670	8,775,131
5.58%, 05/26/35, (1-year CMT + 1.30%)(c)	4,420	4,547,707
5.59%, 07/10/35, (1-year CMT + 1.30%)(c)	4,185	4,303,648
5.67%, 09/13/33, (1-year CMT + 2.40%)(c)	4,533	4,705,899
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	5,728	5,963,618
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	6,670	6,933,107
Morgan Stanley
2.24%, 07/21/32, (1-day SOFR + 1.18%)(c)	24,213	21,291,571
2.48%, 09/16/36, (1-day SOFR + 1.36%)(c)	21,870	19,015,680
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	19,217	17,032,945
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	16,091	14,507,649
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	13,741	13,691,903
5.07%, 01/30/37, (1-day SOFR + 1.18%)(c)	22,460	21,993,568
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)(c)	22,893	23,121,443
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(c)	22,455	22,394,279
5.30%, 04/20/37, (1-day SOFR + 2.62%)(c)	15,541	15,561,100
5.31%, 01/18/41, (5-year CMT + 1.17%)(c)	7,795	7,614,006
5.32%, 07/19/35, (1-day SOFR + 1.56%)(c)	21,630	21,846,650
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	18,415	18,768,799
5.47%, 01/18/35, (1-day SOFR + 1.73%)(c)	18,275	18,632,214
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	21,474	22,017,376
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	21,725	22,358,579
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	20,767	21,605,426
5.94%, 02/07/39, (5-year CMT + 1.80%)(c)	11,070	11,441,900
5.95%, 01/19/38, (5-year CMT + 2.43%)(c)	14,745	15,257,090
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)(c)	20,555	22,006,845
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	14,509	15,842,886
7.25%, 04/01/32(a)	6,486	7,334,662
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)(c)	22,350	21,687,507
National Australia Bank Ltd.
3.35%, 01/12/37, (5-year CMT + 1.70%)(a)(b)(c)	7,970	7,229,829
4.95%, 01/10/34(a)(b)	5,035	5,075,063
5.18%, 06/11/34(a)(b)	6,205	6,355,919
5.90%, 01/14/36, (1-year CMT + 1.30%)(a)(b)(c)	9,730	9,996,541
6.43%, 01/12/33(b)	7,488	7,984,986
National Australia Bank Ltd./New York, 5.63%, 06/04/37(b)(c)	2,500	2,503,194
NatWest Group PLC
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	10,050	10,417,827
6.02%, 03/02/34, (1-year CMT + 2.10%)(c)	6,288	6,609,216
Norinchukin Bank(The)
2.08%, 09/22/31(a)(b)	3,135	2,714,978
5.07%, 09/14/32(a)(b)	1,975	1,972,742
5.36%, 09/09/35(a)(b)	2,755	2,741,407
5.36%, 03/10/36(b)	3,475	3,450,794
Northern Trust Corp.
5.12%, 11/19/40, (5-year CMT + 1.05%)(c)	4,030	3,949,704
6.13%, 11/02/32	5,971	6,402,004
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc.(The)
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(c)	$6,488	$6,298,777
4.81%, 10/21/32, (1-day SOFR + 1.26%)(c)	10,527	10,502,638
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)(c)	10,193	10,223,795
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	11,090	11,198,542
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)(c)	10,111	10,260,489
5.42%, 01/25/41, (5-year CMT + 1.17%)(c)	9,053	8,897,415
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	12,165	12,472,301
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	10,855	11,209,336
5.94%, 08/18/34, (1-day SOFR + 1.95%)(c)	5,146	5,416,226
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	11,105	11,722,726
6.88%, 10/20/34, (1-day SOFR + 2.28%)(c)	15,206	16,804,940
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)(c)	6,080	6,139,054
Royal Bank of Canada
2.30%, 11/03/31	7,302	6,525,828
3.88%, 05/04/32	6,672	6,410,897
5.00%, 02/01/33	11,741	11,857,761
5.00%, 05/02/33	6,113	6,177,914
5.15%, 02/01/34(a)	8,487	8,676,957
6.35%, 11/24/84, (5-year CMT + 2.26%)(c)	6,525	6,298,969
Santander Holdings USA, Inc., 6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	4,845	5,129,354
Santander U.K. Group Holdings PLC, 5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(c)	6,150	5,970,713
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(b)	2,325	2,264,900
5.75%, 04/15/34(a)(b)	2,535	2,637,845
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.30%)(b)(c)	7,869	7,084,173
3.34%, 01/21/33, (1-year CMT + 1.60%)(b)(c)	5,961	5,410,789
5.40%, 04/10/37, (1-day SOFR + 1.60%)(b)(c)	6,250	6,121,205
5.44%, 10/03/36, (1-day SOFR + 1.73%)(b)(c)	8,100	7,981,487
6.07%, 01/19/35, (1-year CMT + 2.10%)(a)(b)(c)	7,720	8,005,274
6.10%, 04/13/33, (1-year CMT + 1.60%)(b)(c)	5,950	6,188,317
6.22%, 06/15/33, (1-year CMT + 3.20%)(a)(b)(c)	8,053	8,349,404
6.69%, 01/10/34, (1-year CMT + 2.95%)(b)(c)	9,925	10,648,170
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.20%)(b)(c)	7,825	6,999,441
3.60%, 01/12/33, (1-year CMT + 1.90%)(b)(c)	4,820	4,422,494
4.53%, 06/05/32, (1-year CMT + 0.95%)(a)(b)(c)	5,740	5,620,843
5.24%, 01/13/37, (1-year CMT + 1.07%)(a)(b)(c)	7,960	7,810,248
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(b)(c)	17,860	17,825,251
5.91%, 05/14/35, (1-year CMT + 1.45%)(b)(c)	11,755	12,123,897
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(b)(c)	9,970	10,400,475
6.23%, 01/21/36, (1-year CMT + 1.43%)(b)(c)	5,880	6,221,896
6.30%, 07/06/34, (1-year CMT + 2.58%)(a)(b)(c)	6,893	7,313,936
State Street Corp.
2.62%, 02/07/33, (1-day SOFR + 1.00%)(c)	3,413	3,048,562
4.16%, 08/04/33, (1-day SOFR + 1.73%)(c)	4,541	4,375,652
4.42%, 05/13/33, (1-day SOFR + 1.61%)(c)	2,855	2,798,048
4.68%, 10/22/32, (1-day SOFR + 1.05%)(c)	4,960	4,946,674
4.78%, 10/23/36, (1-day SOFR + 1.22%)(c)	8,180	7,966,586
4.82%, 01/26/34, (1-day SOFR + 1.57%)(c)	4,424	4,404,410
5.09%, 04/24/37, (1-day SOFR + 1.20%)(c)	4,350	4,321,185
5.15%, 02/28/36, (1-day SOFR + 1.22%)(c)	5,460	5,478,606
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)(c)	6,485	6,568,715
6.12%, 11/21/34, (1-day SOFR + 1.96%)(c)	2,872	3,030,840

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
2.22%, 09/17/31	$8,290	$7,274,338
4.95%, 07/08/33, (1-day SOFR + 1.38%)(c)	4,445	4,437,357
5.05%, 01/15/37, (1-day SOFR + 1.22%)(c)	9,230	9,103,667
5.25%, 07/08/36, (1-day SOFR + 1.50%)(c)	4,405	4,443,230
5.33%, 03/03/41, (5-year CMT + 1.30%)(c)	8,500	8,323,740
5.42%, 07/09/31	7,510	7,703,254
5.45%, 01/15/32(a)	4,285	4,402,369
5.56%, 07/09/34	8,812	9,086,713
5.63%, 01/15/35(a)	6,941	7,187,798
5.77%, 01/13/33	11,352	11,865,424
5.78%, 07/13/33	3,755	3,926,330
5.81%, 09/14/33(a)	5,534	5,796,423
Sumitomo Mitsui Trust Bank Ltd.
4.80%, 03/05/36(a)(b)	6,867	6,636,601
4.85%, 09/10/34(a)(b)	3,320	3,264,466
5.05%, 03/13/35(a)(b)	3,095	3,079,768
5.35%, 03/07/34(a)(b)	2,535	2,589,079
Sumitomo Mitsui Trust Group, Inc., 5.42%, 09/11/36, (1-day SOFR + 1.65%)(b)(c)	3,445	3,395,869
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	6,398	5,667,019
2.45%, 01/12/32(a)	4,457	3,957,278
3.20%, 03/10/32	10,954	10,099,883
4.46%, 06/08/32	11,019	10,854,705
4.87%, 04/22/33	8,110	8,055,806
4.93%, 10/15/35	8,000	7,864,382
5.30%, 01/30/32	7,255	7,427,897
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)(c)	6,870	6,729,028
4.96%, 10/23/36, (1-day SOFR + 1.40%)(c)	9,995	9,690,423
5.12%, 01/26/34, (1-day SOFR + 1.85%)(c)	9,690	9,694,431
5.15%, 08/05/32, (1-day SOFR + 1.57%)(c)	5,920	5,986,275
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)(c)	13,405	13,814,538
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)(c)	11,509	11,999,577
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)(c)	4,815	5,096,291
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(c)	7,220	7,152,358
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(c)	11,280	9,805,499
2.68%, 01/27/33, (1-day SOFR + 1.02%)(c)	5,461	4,864,160
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	13,907	13,737,108
4.97%, 07/22/33, (1-day SOFR + 2.11%)(c)	7,860	7,792,084
5.03%, 01/26/37, (1-day SOFR + 1.10%)(c)	7,005	6,900,996
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	7,895	8,047,148
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	13,467	13,910,270
5.72%, 05/20/41, (5-year CMT + 1.25%)(c)	3,325	3,331,179
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)(c)	11,053	11,534,913
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)(c)	10,148	10,615,899
UBS Group AG
2.75%, 02/11/33, (1-year CMT + 1.10%)(b)(c)	10,522	9,323,353
4.59%, 08/10/32, (1-day SOFR + 1.05%)(b)(c)	11,095	10,909,882
4.84%, 11/06/33, (1-day SOFR + 1.29%)(b)(c)	10,730	10,538,760
4.99%, 08/05/33, (1-year CMT + 2.40%)(b)(c)	10,633	10,574,173
5.01%, 03/23/37, (1-day SOFR + 1.34%)(b)(c)	12,515	12,199,360
5.58%, 05/09/36, (1-day SOFR + 1.76%)(a)(b)(c)	11,418	11,640,342
5.70%, 02/08/35, (1-year CMT + 1.77%)(a)(b)(c)	15,875	16,333,797
5.96%, 01/12/34, (1-year CMT + 2.20%)(b)(c)	16,840	17,581,832
6.30%, 09/22/34, (1-year CMT + 2.00%)(b)(c)	12,230	13,043,794
6.54%, 08/12/33, (1-day SOFR + 3.92%)(b)(c)	6,810	7,302,519
9.02%, 11/15/33, (1-day SOFR + 5.02%)(b)(c)	5,928	7,197,692
UniCredit SpA, 3.13%, 06/03/32, (1-year CMT + 1.55%)(a)(b)(c)	5,801	5,339,629
Wachovia Corp.
5.50%, 08/01/35	5,610	5,657,504
7.50%, 04/15/35(a)	1,765	2,023,712
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	$28,141	$25,911,902
4.89%, 09/15/36, (1-day SOFR + 1.34%)(c)	13,320	13,013,121
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)(c)	29,556	29,426,617
4.96%, 01/23/37, (1-day SOFR + 1.10%)(c)	22,660	22,129,939
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	18,440	18,459,756
5.38%, 02/07/35	2,960	3,034,220
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)(c)	25,525	25,987,989
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)(c)	21,426	21,882,615
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)(c)	29,372	30,215,843
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	19,895	20,410,446
6.49%, 10/23/34, (1-day SOFR + 2.06%)(c)	22,310	24,156,689
Westpac Banking Corp.
3.02%, 11/18/36, (5-year CMT + 1.53%)(c)	11,155	9,989,784
5.41%, 08/10/33, (1-year CMT + 2.68%)(c)	5,899	5,971,577
5.62%, 11/20/35, (1-year CMT + 1.20%)(c)	10,912	11,044,103
6.82%, 11/17/33	5,655	6,182,966
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.83%)(c)	2,330	2,423,542
		4,340,045,762
Beverages — 1.2%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	37,505	36,516,203
Anheuser-Busch InBev Finance, Inc., 4.70%, 02/01/36	1,165	1,134,285
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34(a)	6,985	7,064,203
5.88%, 06/15/35(a)	1,979	2,119,039
6.63%, 08/15/33(a)	1,855	2,052,199
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 06/15/33(a)(b)	4,857	4,844,488
Bacardi-Martini BV, 6.00%, 02/01/35(b)	2,835	2,900,230
Becle SAB de CV, 2.50%, 10/14/31(b)	5,275	4,518,254
Brown-Forman Corp., 4.75%, 04/15/33(a)	4,305	4,247,507
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(a)(b)	3,283	2,987,102
Coca-Cola Co.(The)
2.25%, 01/05/32	10,372	9,291,893
4.65%, 08/14/34(a)	5,177	5,190,042
5.00%, 05/13/34(a)	7,115	7,321,009
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34	3,345	3,444,912
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	4,660	3,886,721
5.10%, 05/06/35(a)	3,660	3,639,211
Constellation Brands, Inc.
2.25%, 08/01/31(a)	7,745	6,842,216
4.75%, 05/09/32(a)	5,028	4,987,555
4.90%, 05/01/33(a)	5,482	5,434,898
4.95%, 11/01/35(a)	3,175	3,092,140
Diageo Capital PLC
2.13%, 04/29/32(a)	5,148	4,456,709
5.50%, 01/24/33(a)	5,110	5,283,941
5.63%, 10/05/33(a)	6,133	6,399,793
Diageo Investment Corp.
5.63%, 04/15/35(a)	5,030	5,233,653
7.45%, 04/15/35(a)	2,776	3,249,804
JDE Peet's NV, 2.25%, 09/24/31(b)	3,767	3,279,856
Keurig Dr Pepper, Inc.
4.05%, 04/15/32(a)	6,225	5,941,151
5.15%, 05/15/35	3,595	3,540,379
5.30%, 03/15/34	4,620	4,625,888
Maple Parent Holdings Corp., 5.70%, 03/26/36(a)(b)	4,434	4,481,031
Molson Coors Beverage Co., 5.50%, 07/08/36	4,030	4,060,506
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 02/16/34	2,935	2,929,366
PepsiCo, Inc.
1.95%, 10/21/31	9,367	8,257,637

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.90%, 07/18/32(a)	$8,361	$8,120,664
4.45%, 02/15/33(a)	6,448	6,454,011
4.65%, 07/23/32	5,700	5,736,804
4.80%, 07/17/34(a)	4,460	4,482,369
5.00%, 02/07/35(a)	8,455	8,540,139
5.00%, 07/23/35(a)	9,030	9,113,947
		225,701,755
Biotechnology — 0.7%
Amgen, Inc.
2.00%, 01/15/32	8,336	7,214,101
3.35%, 02/22/32	8,840	8,215,821
4.20%, 03/01/33	5,817	5,612,645
4.85%, 02/19/36	11,965	11,728,569
5.25%, 03/02/33	29,267	29,895,273
Biogen, Inc., 5.75%, 05/15/35(a)	4,650	4,843,520
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32(a)	5,895	5,498,353
CSL Finance PLC
4.25%, 04/27/32(a)(b)	6,850	6,599,211
5.11%, 04/03/34(a)(b)	3,590	3,604,280
Gilead Sciences, Inc.
4.60%, 09/01/35	6,395	6,241,996
4.90%, 05/20/34	5,245	5,254,114
5.10%, 06/15/35(a)	6,840	6,909,513
5.25%, 10/15/33(a)	6,941	7,156,570
Royalty Pharma PLC
2.15%, 09/02/31	5,341	4,695,209
5.20%, 09/25/35	6,085	6,040,633
5.40%, 09/02/34	3,570	3,612,374
		123,122,182
Building Materials — 0.6%
Amrize Finance U.S. LLC, 5.40%, 04/07/35	6,955	7,066,566
Carlisle Companies, Inc.
2.20%, 03/01/32	4,617	3,993,955
5.25%, 09/15/35	3,115	3,117,552
Carrier Global Corp., 5.90%, 03/15/34	5,994	6,325,500
Cemex SAB de CV, 3.88%, 07/11/31(b)	5,810	5,457,481
CRH America Finance, Inc.
5.00%, 02/09/36	5,910	5,806,315
5.40%, 05/21/34	5,592	5,705,696
5.50%, 01/09/35	9,190	9,376,471
Eagle Materials, Inc.
2.50%, 07/01/31	4,918	4,398,892
5.00%, 03/15/36	5,015	4,844,531
Fortune Brands Innovations, Inc.
4.00%, 03/25/32(a)	3,315	3,140,156
5.88%, 06/01/33(a)	4,451	4,620,697
GCC SAB de CV, 3.61%, 04/20/32(a)(b)	1,010	924,953
JH North America Holdings, Inc., 6.13%, 07/31/32(a)(b)	2,790	2,796,576
Johnson Controls International PLC, 6.00%, 01/15/36(a)	1,840	1,953,323
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31(a)	3,847	3,366,611
4.90%, 12/01/32	4,750	4,769,685
Martin Marietta Materials, Inc.
2.40%, 07/15/31	6,412	5,761,066
5.15%, 12/01/34(a)	5,358	5,389,977
Owens Corning, 5.70%, 06/15/34(a)	5,745	5,950,028
St Marys Cement, Inc./Canada, 5.75%, 04/02/34(b)	30	30,708
Trane Technologies Financing Ltd.
5.10%, 06/13/34	3,765	3,818,475
5.25%, 03/03/33	5,175	5,308,277
Vulcan Materials Co., 5.35%, 12/01/34(a)	5,255	5,356,732
		109,280,223
Security	Par (000)	Value
Chemicals — 1.1%
Air Products and Chemicals, Inc.
4.80%, 03/03/33(a)	$4,428	$4,461,763
4.85%, 02/08/34(a)	7,536	7,549,787
4.90%, 10/11/32	3,995	4,035,950
Albemarle Corp., 5.05%, 06/01/32(a)	1,588	1,590,055
Bayport Polymers LLC, 5.14%, 04/14/32(a)(b)	1,385	1,368,421
Cabot Corp., 5.00%, 06/30/32(a)	2,765	2,769,541
CF Industries, Inc.
5.15%, 03/15/34	5,365	5,352,294
5.30%, 11/26/35(a)	6,260	6,246,787
Dow Chemical Co.(The)
4.25%, 10/01/34(a)	3,510	3,223,800
5.15%, 02/15/34(a)	4,241	4,188,617
5.35%, 03/15/35(a)	3,190	3,157,390
5.65%, 03/15/36(a)	4,735	4,732,127
6.30%, 03/15/33(a)	5,038	5,324,241
Eastman Chemical Co.
5.63%, 02/20/34(a)	5,438	5,540,884
5.75%, 03/08/33(a)	3,932	4,080,653
Ecolab, Inc.
2.13%, 02/01/32(a)	5,515	4,841,409
5.00%, 09/01/35	3,150	3,146,413
5.15%, 06/15/33	6,100	6,193,275
5.35%, 06/15/36	6,100	6,202,275
EIDP, Inc.
4.80%, 05/15/33(a)	4,325	4,271,048
5.13%, 05/15/32	4,025	4,078,990
GC Treasury Center Co. Ltd., 4.40%, 03/30/32(a)(b)	1,415	1,345,704
LG Chem Ltd., 2.38%, 07/07/31(b)	3,965	3,479,401
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	2,014	2,237,688
LYB International Finance III LLC
5.50%, 03/01/34(a)	5,511	5,516,702
5.63%, 05/15/33(a)	3,509	3,556,370
5.88%, 01/15/36(a)	6,240	6,327,425
6.15%, 05/15/35(a)	4,986	5,169,979
Ma'aden Sukuk Ltd.
5.25%, 01/29/36(b)	6,500	6,379,067
5.50%, 02/13/35(b)	4,845	4,898,650
Mosaic Co. (The), 5.45%, 11/15/33(a)	3,370	3,414,963
Nutrien Ltd.
4.13%, 03/15/35	3,465	3,187,116
5.25%, 03/12/32	4,652	4,742,845
5.35%, 05/29/36	3,300	3,310,354
5.40%, 06/21/34(a)	4,380	4,464,472
OCP SA
3.75%, 06/23/31(a)(b)	4,500	4,151,954
6.70%, 03/01/36(b)	6,500	6,755,876
6.75%, 05/02/34(b)	7,470	7,853,421
RPM International, Inc., 2.95%, 01/15/32	2,580	2,333,401
Sherwin-Williams Co.(The)
2.20%, 03/15/32	4,333	3,786,243
4.80%, 09/01/31(a)	2,579	2,588,065
5.15%, 08/15/35(a)	3,020	3,033,111
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/34(a)(b)	6,175	6,166,109
6.50%, 11/07/33(a)(b)	5,330	5,688,384
Syensqo Finance America LLC, 5.85%, 06/04/34(b)	4,330	4,422,572
Westlake Corp., 5.55%, 11/15/35(a)	3,845	3,831,512
Yara International ASA, 7.38%, 11/14/32(b)	4,368	4,834,795
		205,831,899
Coal — 0.0%
Australian Metcoal Financing Pty. Ltd., 6.75%, 04/22/34(b)	3,120	3,206,544

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd., 3.83%, 02/02/32(b)	$1,225	$1,121,047
Ashtead Capital, Inc.
2.45%, 08/12/31(b)	5,765	5,092,000
5.50%, 08/11/32(a)(b)	5,184	5,292,118
5.55%, 05/30/33(b)	5,370	5,461,577
5.80%, 04/15/34(b)	6,499	6,669,014
5.95%, 10/15/33(b)	5,163	5,359,533
Automatic Data Processing, Inc.
4.45%, 09/09/34(a)	6,580	6,442,044
4.75%, 05/08/32	7,820	7,852,010
5.00%, 05/07/36	4,975	4,961,664
Block Financial LLC, 5.38%, 09/15/32(a)	2,240	2,204,260
Cintas Corp. No. 2, 4.00%, 05/01/32(a)	6,390	6,195,634
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(a)(b)	7,816	7,858,575
Cornell University
4.84%, 06/15/34(a)	3,185	3,202,392
Series 2025, 4.73%, 06/15/35	2,665	2,635,618
DP World Crescent Ltd., 5.50%, 05/08/35(b)	10,145	10,141,291
Equifax, Inc., 2.35%, 09/15/31(a)	7,258	6,404,551
ERAC USA Finance LLC
4.90%, 05/01/33(b)	8,068	8,024,029
5.20%, 10/30/34(a)(b)	5,410	5,455,636
5.25%, 04/30/36(b)	5,620	5,617,251
6.70%, 06/01/34(b)	2,985	3,307,683
Experian Finance PLC, 5.25%, 08/17/35(a)(b)	3,200	3,220,629
Global Payments, Inc.
2.90%, 11/15/31	6,411	5,663,640
5.20%, 11/15/32	6,720	6,595,780
5.40%, 08/15/32(a)	4,983	4,989,061
5.40%, 03/15/33	3,635	3,586,683
5.55%, 11/15/35	10,928	10,661,033
ITR Concession Co. LLC, 5.18%, 07/15/35(a)(b)	615	600,730
J Paul Getty Trust (The), 4.91%, 04/01/35	3,177	3,188,235
Johns Hopkins University, 4.71%, 07/01/32	2,109	2,108,949
Leland Stanford Junior University (The), 4.68%, 03/01/35(a)	2,070	2,043,849
Mobility Global, Inc., 6.05%, 06/15/36(b)	4,400	4,477,799
Moody's Corp.
2.00%, 08/19/31(a)	4,377	3,856,653
4.25%, 08/08/32(a)	3,075	2,994,933
5.00%, 08/05/34(a)	3,185	3,195,832
Northwestern University, 4.94%, 12/01/35	945	947,574
PayPal Holdings, Inc.
4.40%, 06/01/32(a)	6,498	6,330,935
5.10%, 04/01/35(a)	3,785	3,737,212
5.15%, 06/01/34(a)	6,130	6,101,467
5.55%, 06/01/36	3,325	3,328,118
Port of Newcastle Investments Financing Pty. Ltd., 5.90%, 11/24/31(a)(b)	705	716,351
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	720	711,094
Quanta Services, Inc.
2.35%, 01/15/32(a)	5,468	4,807,497
5.10%, 08/09/35(a)	3,830	3,818,668
5.25%, 08/09/34	4,480	4,530,461
RELX Capital, Inc.
4.75%, 05/20/32	3,278	3,275,704
5.25%, 03/27/35(a)	4,855	4,918,032
Rentokil Terminix Funding LLC, 5.63%, 04/28/35(b)	3,510	3,561,189
Rollins, Inc., 5.25%, 02/24/35	2,975	2,971,983
S&P Global, Inc.
2.90%, 03/01/32(a)	10,540	9,615,590
4.80%, 12/04/35(b)	2,080	2,035,114
5.25%, 09/15/33	5,095	5,238,098
TR Finance LLC, 5.50%, 08/15/35(a)	2,140	2,174,103
Security	Par (000)	Value
Commercial Services (continued)
Transurban Finance Co. Pty. Ltd., 4.92%, 03/24/36(a)(b)	$410	$400,073
Triton Container International Ltd., 3.15%, 06/15/31(b)	3,391	3,065,255
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	5,515	4,907,397
5.15%, 02/15/33	3,360	3,304,898
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(a)	115	110,939
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)	264	270,396
Verisk Analytics, Inc.
5.13%, 03/15/36(a)	3,445	3,377,077
5.25%, 06/05/34	4,170	4,172,723
5.25%, 03/15/35	4,495	4,472,491
5.75%, 04/01/33(a)	3,010	3,130,120
Yale University, Series 2025, 4.70%, 04/15/32(a)	1,370	1,387,666
		263,899,958
Computers — 1.5%
Accenture Capital, Inc.
4.25%, 10/04/31(a)	8,907	8,773,036
4.50%, 10/04/34(a)	9,845	9,527,753
Apple, Inc.
1.70%, 08/05/31	7,246	6,387,876
3.35%, 08/08/32	10,575	10,054,215
4.30%, 05/10/33	7,043	7,048,930
4.50%, 05/12/32(a)	6,766	6,859,978
4.50%, 02/23/36(a)	7,730	7,683,095
4.75%, 05/12/35(a)	6,945	7,016,137
Booz Allen Hamilton, Inc.
5.95%, 08/04/33(a)	4,415	4,515,071
5.95%, 04/15/35(a)	4,866	4,916,305
CGI, Inc., 2.30%, 09/14/31	2,757	2,400,218
Dell International LLC/EMC Corp.
4.75%, 10/06/32	7,970	7,915,710
4.85%, 02/01/35(a)	5,628	5,531,300
5.10%, 02/15/36(a)	8,235	8,201,719
5.30%, 04/01/32	7,605	7,767,406
5.40%, 04/15/34(a)	7,030	7,189,238
5.50%, 04/01/35(a)	6,660	6,819,822
5.75%, 02/01/33(a)	6,693	7,005,073
Gartner, Inc., 5.60%, 11/20/35(a)	2,870	2,749,556
Hewlett Packard Enterprise Co.
4.85%, 10/15/31(a)	10,340	10,327,318
5.00%, 10/15/34(a)	13,440	13,183,604
5.25%, 04/01/33	3,802	3,833,607
6.20%, 10/15/35(a)	4,825	5,182,727
HP, Inc.
2.65%, 06/17/31	7,135	6,415,576
4.20%, 04/15/32(a)	5,021	4,817,669
5.50%, 01/15/33(a)	7,198	7,377,417
6.10%, 04/25/35(a)	3,215	3,396,866
IBM International Capital Pte. Ltd., 4.90%, 02/05/34(a)	6,927	6,877,222
International Business Machines Corp.
2.72%, 02/09/32(a)	4,030	3,612,861
4.40%, 07/27/32(a)	5,863	5,739,804
4.60%, 02/03/33(a)	605	595,277
4.75%, 02/06/33(a)	5,920	5,912,004
4.95%, 02/03/36(a)	6,550	6,427,125
5.00%, 02/10/32(a)	6,830	6,909,487
5.20%, 02/10/35(a)	5,910	5,969,761
5.88%, 11/29/32	4,940	5,238,067

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Kyndryl Holdings, Inc.
3.15%, 10/15/31(a)	$4,640	$3,898,348
6.35%, 02/20/34(a)	3,485	3,340,495
Leidos, Inc.
5.00%, 03/15/36(a)	3,700	3,585,482
5.40%, 03/15/32(a)	3,200	3,264,714
5.50%, 03/15/35	3,250	3,302,600
5.75%, 03/15/33	4,360	4,513,841
Lenovo Group Ltd., 6.54%, 07/27/32(a)(b)	3,480	3,759,430
NetApp, Inc.
5.50%, 03/17/32	4,885	5,001,511
5.70%, 03/17/35	4,004	4,104,002
		264,949,253
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.25%, 08/15/32(a)	3,398	3,191,891
4.60%, 03/01/33(a)	3,498	3,528,274
Estee Lauder Companies, Inc.(The)
4.65%, 05/15/33	4,940	4,875,668
5.00%, 02/14/34(a)	3,985	3,997,449
Haleon U.S. Capital LLC, 3.63%, 03/24/32	14,190	13,332,386
Kenvue, Inc.
4.85%, 05/22/32	5,320	5,371,093
4.90%, 03/22/33(a)	8,372	8,428,984
L'Oreal SA, 5.00%, 05/20/35(b)	6,428	6,492,584
Procter & Gamble Co.(The)
2.30%, 02/01/32(a)	7,405	6,701,164
4.05%, 01/26/33(a)	6,125	6,030,394
4.10%, 11/03/32(a)	5,505	5,401,199
4.35%, 11/03/35(a)	2,922	2,836,810
4.55%, 01/29/34(a)	5,155	5,156,499
4.55%, 10/24/34(a)	3,620	3,626,614
4.60%, 05/01/35	3,320	3,302,155
5.50%, 02/01/34	1,895	1,983,789
5.80%, 08/15/34(a)	2,535	2,727,820
Unilever Capital Corp.
1.75%, 08/12/31	4,322	3,780,274
4.63%, 08/12/34	6,930	6,851,548
5.00%, 12/08/33(a)	5,415	5,533,948
5.90%, 11/15/32(a)	6,760	7,257,181
		110,407,724
Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.65%, 04/20/32(b)	4,764	4,683,355
LKQ Corp., 6.25%, 06/15/33	3,435	3,555,206
Marubeni Corp., 5.38%, 04/01/35(a)(b)	2,310	2,356,754
Mitsubishi Corp.
4.88%, 09/09/35(a)(b)	2,875	2,834,437
5.13%, 07/17/34(a)(b)	3,405	3,439,678
WW Grainger, Inc., 4.45%, 09/15/34	3,580	3,495,478
		20,364,908
Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	31,553	28,871,999
3.40%, 10/29/33	11,169	9,943,487
4.75%, 01/15/33(a)	4,170	4,086,122
4.95%, 09/10/34	8,670	8,455,528
5.00%, 11/15/35	4,960	4,815,352
5.30%, 01/19/34	5,115	5,117,908
5.38%, 12/15/31	9,088	9,264,980
Affiliated Managers Group, Inc.
5.50%, 08/20/34	2,791	2,797,081
5.50%, 02/15/36	3,085	3,051,311
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/31(b)	3,320	3,403,924
Ally Financial, Inc.
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)(c)	3,250	3,224,470
Security	Par (000)	Value
Diversified Financial Services (continued)
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)(c)	$5,260	$5,362,587
8.00%, 11/01/31	15,170	16,939,731
8.00%, 11/01/31(a)	2,911	3,231,732
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)(c)	9,133	8,905,885
4.80%, 10/24/36, (1-day SOFR + 1.24%)(c)	12,700	12,289,729
4.92%, 07/20/33, (1-day SOFR + 1.22%)(c)	11,990	12,004,429
4.99%, 05/26/33, (1-day SOFR + 2.26%)(c)	5,997	5,984,865
5.04%, 05/01/34, (1-day SOFR + 1.84%)(c)	9,049	9,085,274
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)(c)	11,796	11,934,055
5.41%, 02/08/41, (5-year CMT + 1.15%)(c)	2,075	2,070,428
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(c)	10,165	10,376,106
5.63%, 07/28/34, (1-day SOFR + 1.93%)(c)	3,584	3,673,537
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)(c)	9,705	10,065,260
5.92%, 04/25/35, (1-day SOFR + 1.63%)(c)	4,650	4,831,511
Ameriprise Financial, Inc.
4.50%, 05/13/32(a)	3,595	3,563,279
5.15%, 05/15/33	4,979	5,066,662
5.20%, 04/15/35	5,260	5,275,565
Apollo Global Management, Inc.
5.15%, 08/12/35(a)	6,151	6,029,232
5.70%, 03/30/36	4,950	4,996,616
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(c)	2,840	2,758,133
6.38%, 11/15/33	4,070	4,368,298
Atlas Warehouse Lending Co. LP, 5.25%, 01/15/33(b)	5,280	5,183,453
Aviation Capital Group LLC, 4.88%, 01/28/33(b)	3,140	3,049,987
Avolon Holdings Funding Ltd.
4.85%, 04/01/33(b)	4,670	4,521,393
4.95%, 10/15/32(b)	9,141	8,917,250
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32(b)	7,090	6,091,091
2.55%, 03/30/32(a)(b)	3,155	2,765,911
6.20%, 04/22/33(a)(b)	6,103	6,484,077
Blue Owl Finance LLC
3.13%, 06/10/31(a)	4,064	3,586,654
4.38%, 02/15/32	3,930	3,612,013
6.25%, 04/18/34(a)	7,045	6,996,318
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	4,730	4,750,228
4.88%, 05/03/33(a)(b)	4,600	4,659,961
Brookfield Asset Management Ltd.
5.30%, 01/15/36	6,358	6,239,880
5.80%, 04/24/35	5,290	5,408,240
Brookfield Capital Finance LLC, 6.09%, 06/14/33	4,291	4,526,077
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	5,570	4,872,878
Brookfield Finance, Inc.
5.33%, 01/15/36	3,536	3,493,469
5.68%, 01/15/35(a)	4,080	4,155,730
6.35%, 01/05/34(a)	4,868	5,193,721
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(c)	8,241	7,124,161
2.62%, 11/02/32, (1-day SOFR + 1.27%)(c)	4,960	4,392,093
5.20%, 09/11/36, (1-day SOFR + 1.63%)(c)	11,875	11,568,248
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)(c)	9,380	9,431,472
5.40%, 01/30/37, (1-day SOFR + 1.51%)(c)	8,735	8,622,987
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)(c)	9,325	9,594,826
5.88%, 07/26/35, (1-day SOFR + 1.99%)(c)	5,020	5,161,594
6.05%, 02/01/35, (1-day SOFR + 2.26%)(c)	7,774	8,066,828
6.18%, 01/30/36, (1-day SOFR + 2.04%)(c)	11,556	11,829,123
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)(c)	12,638	13,403,246
6.70%, 11/29/32	4,705	5,126,376
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(c)	7,329	8,451,028
Cboe Global Markets, Inc., 3.00%, 03/16/32	2,719	2,500,732

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Charles Schwab Corp.(The)
1.95%, 12/01/31(a)	$7,908	$6,891,212
2.90%, 03/03/32(a)	8,735	7,931,360
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)(c)	6,755	6,572,503
5.49%, 05/21/37, (1-day SOFR + 1.28%)(c)	3,975	4,031,269
5.85%, 05/19/34, (1-day SOFR + 2.50%)(c)	9,201	9,641,171
6.14%, 08/24/34, (1-day SOFR + 2.01%)(c)	9,809	10,446,330
Citadel LP, 6.38%, 01/23/32(b)	3,450	3,601,557
Citadel Securities Global Holdings LLC
5.13%, 01/27/32(a)(b)	4,185	4,128,716
5.75%, 03/27/36(b)	4,850	4,792,550
6.20%, 06/18/35(b)	3,435	3,530,877
CME Group, Inc., 2.65%, 03/15/32	5,748	5,200,740
Equitable America Global Funding, 4.70%, 09/15/32(b)	2,905	2,830,879
FMR LLC, 4.95%, 02/01/33(b)	2,430	2,426,141
Gabx Leasing LLC, 5.30%, 04/15/36(a)(b)	2,668	2,642,987
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34(a)	2,710	2,739,625
Jefferies Financial Group, Inc.
2.63%, 10/15/31	10,234	8,942,032
2.75%, 10/15/32	3,940	3,371,573
5.50%, 02/15/36	11,735	11,426,471
6.20%, 04/14/34	10,380	10,733,336
6.25%, 01/15/36	890	917,442
Lazard Group LLC, 5.63%, 08/01/35(a)	1,924	1,939,770
LPL Holdings, Inc.
5.65%, 03/15/35	3,710	3,691,311
5.75%, 06/15/35	3,484	3,500,322
6.00%, 05/20/34(a)	3,660	3,750,263
Lseg U.S. Fin Corp., 5.25%, 03/23/36(b)	6,290	6,272,571
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	5,170	5,236,686
Mastercard, Inc.
2.00%, 11/18/31	5,026	4,447,573
4.35%, 01/15/32	7,745	7,664,992
4.55%, 01/15/35(a)	7,161	7,018,470
4.85%, 03/09/33(a)	4,751	4,812,350
4.88%, 05/09/34	6,915	6,958,744
4.95%, 03/15/32(a)	2,920	2,988,837
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(a)(b)	3,480	3,582,689
Nasdaq, Inc., 5.55%, 02/15/34	7,788	8,042,398
Nomura Holdings, Inc.
2.61%, 07/14/31(a)	7,825	7,017,395
3.00%, 01/22/32	8,512	7,696,142
5.04%, 06/10/36, (5-year CMT + 1.30%)(c)	6,285	6,158,684
5.49%, 06/29/35(a)	3,099	3,160,152
5.78%, 07/03/34(a)	7,030	7,281,236
6.09%, 07/12/33(a)	4,245	4,494,111
6.18%, 01/18/33	4,080	4,328,770
Nuveen LLC, 5.85%, 04/15/34(b)	4,855	4,993,128
ORIX Corp.
4.00%, 04/13/32(a)	3,758	3,593,256
5.20%, 09/13/32(a)	2,685	2,725,766
5.40%, 02/25/35	3,870	3,917,086
Raymond James Financial, Inc., 4.90%, 09/11/35	4,315	4,203,837
Sumisho Air Lease Corp.
2.88%, 01/15/32(a)	4,795	4,287,301
5.20%, 07/15/31	4,215	4,236,489
5.50%, 03/24/36(b)	5,925	5,903,862
SURA Asset Management SA, 6.35%, 05/13/32(a)(b)	2,870	2,998,637
Synchrony Financial
2.88%, 10/28/31	4,617	4,071,330
6.00%, 07/29/36, (1-day SOFR + 2.07%)(c)	3,345	3,355,553
TPG Operating Group II LP
5.38%, 01/15/36	3,665	3,587,614
Security	Par (000)	Value
Diversified Financial Services (continued)
5.88%, 03/05/34(a)	$4,685	$4,795,140
UBS Americas, Inc., 7.13%, 07/15/32(a)	4,920	5,497,623
Visa, Inc.
4.15%, 12/14/35(a)	10,380	9,916,065
4.40%, 02/12/33	3,507	3,461,604
4.70%, 02/12/36(a)	3,415	3,386,554
Voya Financial, Inc.
5.00%, 09/20/34(a)	3,040	2,994,080
5.05%, 03/02/36	2,365	2,288,200
		734,681,483
Electric — 8.9%
Abu Dhabi National Energy Co. PJSC
4.38%, 10/09/31(a)(b)	3,390	3,308,907
4.70%, 04/24/33(b)	9,120	8,926,298
Adani Electricity Mumbai Ltd., 3.87%, 07/22/31(b)	1,015	936,037
AEP Texas, Inc.
4.70%, 05/15/32	5,115	5,054,930
5.40%, 06/01/33	3,276	3,339,960
5.70%, 05/15/34	3,760	3,887,291
Series E, 6.65%, 02/15/33	2,065	2,234,506
Series Q, 5.20%, 04/15/36	4,539	4,466,633
AEP Transmission Co. LLC
5.15%, 04/01/34	3,210	3,236,041
5.25%, 06/01/36	1,415	1,424,581
5.38%, 06/15/35	2,924	2,978,080
AES Andes SA, 6.25%, 03/14/32(a)(b)	2,415	2,479,671
AES Corp. (The), 5.80%, 03/15/32(a)	5,375	5,462,023
Alabama Power Co.
3.05%, 03/15/32	5,218	4,796,674
3.94%, 09/01/32(a)	3,574	3,434,712
5.10%, 04/02/35	3,480	3,508,897
5.70%, 02/15/33(a)	1,689	1,770,974
5.85%, 11/15/33	2,175	2,294,363
Alliant Energy Finance LLC, 3.60%, 03/01/32(a)(b)	2,305	2,147,229
Ameren Corp.
5.00%, 05/15/36(a)	2,670	2,611,784
5.38%, 03/15/35(a)	5,070	5,136,166
Ameren Illinois Co.
3.85%, 09/01/32	3,533	3,365,258
4.95%, 06/01/33(a)	3,390	3,409,461
American Electric Power Co., Inc.
5.63%, 03/01/33(a)	6,705	6,962,831
5.95%, 11/01/32	4,454	4,702,685
6.95%, 12/15/54, (5-year CMT + 2.68%)(c)	4,190	4,479,391
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(c)	8,338	8,268,419
American Transmission Systems, Inc., 2.65%, 01/15/32(b)	4,235	3,785,318
Appalachian Power Co.
4.50%, 08/01/32	4,055	3,988,130
5.65%, 04/01/34	2,820	2,901,120
Series L, 5.80%, 10/01/35(a)	1,480	1,533,969
Arizona Public Service Co.
2.20%, 12/15/31	3,573	3,119,577
5.10%, 03/15/36	3,490	3,445,505
5.50%, 09/01/35	505	509,233
5.55%, 08/01/33(a)	4,295	4,418,366
5.70%, 08/15/34	4,645	4,818,845
6.35%, 12/15/32	2,994	3,195,699
Baltimore Gas and Electric Co.
5.15%, 06/01/33	3,345	3,376,334
5.30%, 06/01/34(a)	3,160	3,224,990
5.45%, 06/01/35	5,065	5,168,065
Berkshire Hathaway Energy Co., 6.13%, 04/01/36	11,300	12,091,080

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Black Hills Corp.
4.35%, 05/01/33	$2,540	$2,424,181
6.00%, 01/15/35	3,410	3,554,992
6.15%, 05/15/34	3,440	3,634,992
Capital Power U.S. Holdings, Inc., 6.19%, 06/01/35(a)(b)	3,490	3,605,079
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	4,210	4,241,293
5.05%, 03/01/35(a)	3,580	3,582,832
5.15%, 03/01/34	2,855	2,897,063
Series AG, 3.00%, 03/01/32	2,504	2,284,671
Series ai., 4.45%, 10/01/32	3,593	3,531,223
Series AQ, 4.95%, 08/15/35	3,895	3,861,479
Series AR, 4.85%, 04/01/36	3,055	3,001,571
Series K2, 6.95%, 03/15/33(a)	2,420	2,704,918
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(c)	2,720	2,860,317
Cikarang Listrindo Tbk PT, 5.65%, 03/12/35(a)(b)	2,110	2,107,297
Cleco Power LLC
5.30%, 01/15/36(b)	2,355	2,335,584
6.50%, 12/01/35	1,800	1,929,686
CMS Energy Corp., 6.50%, 06/01/55, (5-year CMT + 1.96%)(c)	6,595	6,778,691
Colbun SA
3.15%, 01/19/32(b)	3,430	3,101,715
5.38%, 09/11/35(a)(b)	2,925	2,882,635
Cometa Energia SA de CV, 6.38%, 04/24/35(a)(b)	1,520	1,584,507
Comision Federal de Electricidad
3.88%, 07/26/33(a)(b)	7,230	6,270,838
6.05%, 01/28/34(b)	7,900	7,749,900
6.45%, 01/24/35(b)	6,105	6,111,031
Commonwealth Edison Co.
3.15%, 03/15/32	2,150	1,985,699
4.90%, 02/01/33(a)	2,749	2,769,160
5.30%, 06/01/34	2,320	2,378,432
Connecticut Light and Power Co.(The)
4.90%, 07/01/33(a)	2,150	2,161,852
4.95%, 08/15/34	2,265	2,257,115
Series A, 2.05%, 07/01/31	2,924	2,585,250
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31(a)	5,242	4,731,990
5.13%, 03/15/35(a)	2,510	2,522,816
5.20%, 03/01/33(a)	3,780	3,867,304
5.38%, 05/15/34(a)	3,565	3,650,113
5.50%, 03/15/34(a)	4,545	4,729,820
Series 05-A, 5.30%, 03/01/35	2,965	3,023,272
Series 06-A, 5.85%, 03/15/36	485	510,146
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)(b)	1,735	1,676,332
Constellation Energy Generation LLC
4.80%, 01/15/32	3,405	3,388,958
5.30%, 06/01/36	4,975	4,954,483
5.80%, 03/01/33	4,185	4,387,021
6.13%, 01/15/34	3,783	4,032,439
Consumers Energy Co.
3.60%, 08/15/32	2,395	2,256,410
4.63%, 05/15/33(a)	5,019	4,964,756
5.05%, 05/15/35(a)	4,257	4,281,244
5.13%, 05/01/36	2,935	2,936,400
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	2,305	2,366,993
6.63%, 02/01/32(a)	2,255	2,469,422
Series 2025, 5.30%, 01/15/35	3,200	3,268,213
Series A, 2.30%, 12/01/31(a)	3,010	2,669,945
Dominion Energy, Inc.
4.35%, 08/15/32	3,530	3,424,139
Security	Par (000)	Value
Electric (continued)
5.38%, 11/15/32	$6,433	$6,599,997
5.45%, 03/15/35(a)	5,446	5,546,547
6.20%, 02/15/56, (5-year CMT + 2.01%)(c)	5,230	5,262,332
6.63%, 05/15/55, (5-year CMT + 2.21%)(c)	8,635	8,843,630
Series B, 5.95%, 06/15/35(a)	4,135	4,375,153
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(c)	6,945	7,393,733
Series C, 2.25%, 08/15/31(a)	6,023	5,338,963
Series E, 6.30%, 03/15/33	2,360	2,532,402
Series F, 5.25%, 08/01/33	4,010	4,069,480
DTE Electric Co.
5.20%, 04/01/33	4,278	4,388,986
5.20%, 03/01/34(a)	3,555	3,633,900
5.25%, 05/15/35	5,204	5,278,905
Series A, 3.00%, 03/01/32	4,285	3,949,763
Series A, 4.85%, 03/01/36	3,880	3,802,972
DTE Energy Co.
5.05%, 10/01/35	3,260	3,208,298
5.85%, 06/01/34	6,165	6,462,168
Duke Energy Carolinas LLC
2.85%, 03/15/32(a)	3,950	3,595,870
4.85%, 01/15/34	3,360	3,357,600
4.95%, 01/15/33(a)	9,169	9,301,777
5.25%, 03/15/35(a)	4,910	4,999,239
6.45%, 10/15/32(a)	2,781	3,021,672
Duke Energy Corp.
2.55%, 06/15/31(a)	4,617	4,179,490
4.50%, 08/15/32	8,970	8,842,839
4.95%, 09/15/35(a)	10,355	10,163,349
5.45%, 06/15/34(a)	4,830	4,944,237
5.75%, 09/15/33(a)	4,900	5,129,820
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)(c)	6,757	7,036,888
Duke Energy Florida LLC
2.40%, 12/15/31	3,048	2,722,310
4.85%, 12/01/35	1,951	1,918,775
5.88%, 11/15/33(a)	4,422	4,686,608
Duke Energy Indiana LLC
5.25%, 03/01/34	2,140	2,186,324
6.12%, 10/15/35	35	37,283
Series DDDD, 4.95%, 03/15/36(a)	3,445	3,399,975
Duke Energy Ohio, Inc.
5.25%, 04/01/33	2,870	2,933,304
5.30%, 06/15/35(a)	2,506	2,537,116
Duke Energy Progress LLC
2.00%, 08/15/31	5,410	4,787,395
3.40%, 04/01/32	4,035	3,776,508
5.05%, 03/15/35	5,445	5,460,888
5.10%, 03/15/34(a)	3,328	3,378,091
5.25%, 03/15/33	4,096	4,199,029
Duquesne Light Holdings, Inc., 2.78%, 01/07/32(a)(b)	2,574	2,269,850
Edison International, 5.25%, 03/15/32	3,485	3,435,313
El Paso Electric Co., 6.00%, 05/15/35	2,710	2,726,689
Electricite de France SA
4.75%, 10/13/35(a)(b)	3,000	2,919,566
5.25%, 04/22/36(b)	7,600	7,473,504
5.75%, 01/13/35(a)(b)	4,570	4,718,230
5.95%, 04/22/34(a)(b)	3,865	4,046,060
6.25%, 05/23/33(b)	5,985	6,402,515
Emera U.S. Finance LLC, 5.20%, 04/01/33	1,285	1,279,026
Emera U.S. Finance LP, 2.64%, 06/15/31	2,541	2,281,425
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	600	561,718
Enel Finance International NV
2.50%, 07/12/31(b)	6,890	6,136,355
5.00%, 06/15/32(b)	7,104	7,101,783
5.00%, 09/30/35(a)(b)	9,070	8,846,303
5.50%, 06/26/34(b)	5,655	5,740,525

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
7.50%, 10/14/32(b)	$9,110	$10,243,278
Engie Energia Chile SA, 6.38%, 04/17/34(b)	3,910	4,088,671
Engie SA, 5.63%, 04/10/34(b)	5,320	5,479,999
Entergy Arkansas LLC
4.95%, 01/15/36(a)	3,960	3,894,044
5.15%, 01/15/33(a)	2,845	2,895,055
5.30%, 09/15/33	2,035	2,085,728
5.45%, 06/01/34	4,875	5,025,400
Entergy Corp.
2.40%, 06/15/31	753	672,499
5.88%, 06/15/56, (5-year CMT + 2.18%)(c)	1,600	1,606,069
6.10%, 06/15/56, (5-year CMT + 2.01%)(c)	800	798,854
Entergy Louisiana LLC
2.35%, 06/15/32	3,680	3,226,066
3.05%, 06/01/31(a)	2,370	2,200,757
4.00%, 03/15/33	5,670	5,388,259
4.90%, 04/15/36	5,080	4,957,774
5.15%, 09/15/34	4,345	4,390,256
5.35%, 03/15/34	3,320	3,405,938
Entergy Mississippi LLC
5.00%, 09/01/33	2,145	2,151,813
5.05%, 04/15/36	2,200	2,167,832
Entergy Texas, Inc.
5.20%, 06/15/36	3,555	3,540,767
5.25%, 04/15/35	3,530	3,554,909
Evergy Kansas Central, Inc.
5.25%, 03/15/35	3,820	3,851,892
5.90%, 11/15/33(a)	2,160	2,289,753
Evergy Metro, Inc.
4.95%, 04/15/33	2,635	2,641,209
5.13%, 08/15/35	2,920	2,902,909
5.40%, 04/01/34	2,037	2,090,166
Series B, 6.05%, 11/15/35(a)	365	387,513
Evergy Missouri West, Inc.
3.75%, 03/15/32(a)(b)	1,822	1,659,460
5.25%, 12/15/35(b)	2,385	2,362,118
5.65%, 06/01/34(a)(b)	2,248	2,288,868
Eversource Energy
3.38%, 03/01/32	5,955	5,481,364
5.13%, 05/15/33	6,380	6,385,584
5.50%, 01/01/34(a)	5,145	5,236,878
5.95%, 07/15/34	5,520	5,777,263
Exelon Corp.
3.35%, 03/15/32(a)	4,212	3,902,667
4.95%, 06/15/35(a)	1,885	1,837,518
4.95%, 03/15/36	7,370	7,170,259
5.30%, 03/15/33	6,225	6,372,491
5.45%, 03/15/34	4,698	4,813,747
5.63%, 06/15/35	3,080	3,172,130
6.50%, 03/15/55, (5-year CMT + 1.98%)(c)	6,572	6,802,769
7.60%, 04/01/32	2,240	2,514,749
FirstEnergy Transmission LLC
4.75%, 01/15/33	2,155	2,120,461
5.00%, 01/15/35(a)	2,760	2,729,695
Florida Power & Light Co.
2.45%, 02/03/32	10,872	9,721,222
4.70%, 02/15/36	4,830	4,699,819
4.80%, 05/15/33(a)	5,099	5,109,815
4.95%, 06/01/35(a)	2,280	2,271,366
5.00%, 08/01/34	2,858	2,872,860
5.10%, 04/01/33(a)	4,953	5,040,440
5.13%, 06/01/36	3,300	3,314,517
5.30%, 06/15/34	7,942	8,148,354
5.63%, 04/01/34	2,920	3,058,734
5.95%, 10/01/33(a)	1,835	1,952,676
Georgia Power Co.
4.70%, 05/15/32	5,138	5,143,126
4.95%, 05/17/33	8,045	8,109,441
Security	Par (000)	Value
Electric (continued)
5.20%, 03/15/35	$4,808	$4,871,432
5.25%, 03/15/34(a)	6,280	6,401,647
Idaho Power Co.
4.85%, 03/01/36	2,485	2,429,092
5.20%, 08/15/34	1,955	1,977,207
Indianapolis Power & Light Co.
5.05%, 08/15/35(a)(b)	2,085	2,077,414
5.65%, 12/01/32(a)(b)	2,150	2,226,404
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	470	430,078
Interstate Power and Light Co.
4.95%, 09/30/34	2,670	2,642,488
5.60%, 06/29/35(a)	4,010	4,124,042
5.70%, 10/15/33	2,151	2,233,135
IPALCO Enterprises, Inc., 5.75%, 04/01/34	2,645	2,626,496
ITC Holdings Corp.
5.40%, 06/01/33(a)(b)	3,185	3,234,924
5.50%, 04/15/36(a)(b)	2,960	2,992,352
5.65%, 05/09/34(a)(b)	2,820	2,896,796
Jersey Central Power & Light Co.
2.75%, 03/01/32(a)(b)	3,624	3,250,763
5.10%, 01/15/35	4,975	4,965,408
5.15%, 01/15/36(b)	2,655	2,641,285
Kallpa Generacion SA
5.50%, 09/11/35(a)(b)	4,295	4,237,018
5.88%, 01/30/32(a)(b)	3,075	3,128,813
Kentucky Power Co., 7.00%, 11/15/33(b)	2,375	2,566,242
Kentucky Utilities Co., 5.45%, 04/15/33	2,804	2,889,062
Liberty Utilities Co.
5.65%, 05/15/36(b)	3,355	3,365,682
5.87%, 01/31/34(b)	2,450	2,515,337
Louisville Gas and Electric Co., 5.45%, 04/15/33(a)	2,625	2,702,823
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	231	230,209
MidAmerican Energy Co.
5.35%, 01/15/34(a)	2,589	2,657,709
5.75%, 11/01/35(a)	470	493,265
6.75%, 12/30/31(a)	3,690	4,059,956
Monongahela Power Co., 5.85%, 02/15/34(a)(b)	2,673	2,798,439
Narragansett Electric Co. (The), 5.35%, 05/01/34(b)	3,330	3,390,206
National Grid PLC
5.42%, 01/11/34	5,105	5,210,874
5.81%, 06/12/33	5,949	6,212,517
National Grid USA, 5.80%, 04/01/35(a)	1,980	2,061,087
National Rural Utilities Cooperative Finance Corp.
1.65%, 06/15/31	195	168,974
2.75%, 04/15/32	3,600	3,232,363
4.02%, 11/01/32	3,925	3,778,107
4.15%, 12/15/32(a)	3,215	3,116,779
5.00%, 08/15/34	2,750	2,771,859
5.80%, 01/15/33	4,405	4,647,967
Series C, 8.00%, 03/01/32	3,460	4,002,963
Nevada Power Co., Series N, 6.65%, 04/01/36	390	430,062
New York State Electric & Gas Corp.
2.15%, 10/01/31(a)(b)	2,460	2,159,004
5.05%, 08/15/35(b)	1,546	1,528,011
5.30%, 08/15/34(a)(b)	3,325	3,361,027
5.85%, 08/15/33(a)(b)	2,280	2,381,061
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32	7,818	6,916,337
5.00%, 07/15/32(a)	8,525	8,601,460
5.05%, 02/28/33(a)	7,666	7,738,033
5.25%, 03/15/34(a)	7,340	7,449,382
5.30%, 03/15/32	6,435	6,583,932
5.45%, 03/15/35(a)	7,120	7,255,129

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.50%, 08/15/55, (5-year CMT + 1.98%)(c)	$3,260	$3,377,057
6.75%, 06/15/54, (5-year CMT + 2.46%)(c)	8,220	8,576,395
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	8,070	8,111,058
Niagara Mohawk Power Corp.
2.76%, 01/10/32(a)(b)	2,596	2,329,568
4.28%, 10/01/34(b)	3,080	2,877,543
5.11%, 01/12/36(b)	2,550	2,510,058
5.29%, 01/17/34(b)	3,860	3,874,072
Northern States Power Co.
5.05%, 05/15/35(a)	4,181	4,201,693
5.25%, 07/15/35(a)	155	156,915
Northern States Power Co./MN, 4.85%, 05/15/36	6,250	6,157,789
NRG Energy, Inc.
5.41%, 10/15/35(b)	3,995	3,922,784
7.00%, 03/15/33(b)	5,390	5,849,449
NSTAR Electric Co.
1.95%, 08/15/31(a)	2,919	2,557,544
5.20%, 03/01/35	5,070	5,112,566
5.20%, 05/15/36	1,975	1,980,851
5.40%, 06/01/34	4,680	4,800,089
Ohio Edison Co., 5.50%, 01/15/33(a)(b)	2,129	2,188,758
Ohio Power Co.
5.00%, 06/01/33	2,719	2,715,418
5.65%, 06/01/34(a)	2,450	2,538,495
Series D, 6.60%, 03/01/33	1,790	1,934,100
Series F, 5.85%, 10/01/35	1,720	1,787,775
Series G, 6.60%, 02/15/33(a)	2,310	2,497,017
Oklahoma Gas and Electric Co., 5.40%, 01/15/33	2,970	3,065,550
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32	2,850	2,765,245
4.55%, 09/15/32	4,824	4,754,928
5.35%, 04/01/35(a)	4,660	4,766,640
5.65%, 11/15/33	5,853	6,127,862
7.00%, 05/01/32	3,682	4,089,774
7.25%, 01/15/33(a)	2,405	2,724,373
Pacific Gas and Electric Co.
3.25%, 06/01/31	5,998	5,544,887
4.40%, 03/01/32	3,859	3,742,996
5.05%, 10/15/32	6,540	6,506,041
5.20%, 05/01/36	4,615	4,500,944
5.70%, 03/01/35	7,160	7,255,231
5.80%, 05/15/34	8,185	8,377,777
5.90%, 06/15/32	4,754	4,927,913
6.00%, 08/15/35	5,489	5,663,183
6.15%, 01/15/33	5,570	5,840,615
6.40%, 06/15/33	7,740	8,236,921
6.95%, 03/15/34	5,538	6,058,066
PacifiCorp
5.25%, 06/15/35(a)	2,850	2,821,203
5.45%, 04/15/33	6,050	6,156,972
5.45%, 02/15/34(a)	7,955	8,061,498
5.80%, 04/15/36	5,079	5,224,686
7.70%, 11/15/31(a)	2,560	2,890,823
PECO Energy Co.
4.88%, 09/15/35	3,065	3,043,864
4.90%, 06/15/33	3,990	4,024,855
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 02/03/36(b)	7,000	6,815,373
Potomac Electric Power Co., 5.20%, 03/15/34	2,440	2,485,312
PPL Capital Funding, Inc., 5.25%, 09/01/34(a)	5,005	5,031,380
PPL Electric Utilities Corp.
4.85%, 02/15/34	4,645	4,631,186
5.00%, 05/15/33	4,168	4,204,035
Progress Energy, Inc., 7.00%, 10/30/31	2,710	2,988,097
Public Service Co. of Colorado
1.88%, 06/15/31	1,546	1,352,073
Security	Par (000)	Value
Electric (continued)
4.10%, 06/01/32(a)	$1,935	$1,865,698
5.05%, 06/15/36	1,325	1,310,877
5.15%, 09/15/35	5,865	5,855,515
5.35%, 05/15/34	5,973	6,077,324
Public Service Co. of New Hampshire
5.35%, 10/01/33	4,015	4,136,628
Series V, 2.20%, 06/15/31(a)	2,125	1,888,811
Public Service Co. of Oklahoma
5.20%, 01/15/35	4,272	4,273,903
5.25%, 01/15/33	3,880	3,938,344
5.45%, 01/15/36(a)	5,315	5,370,073
Series J, 2.20%, 08/15/31	2,879	2,533,641
Public Service Electric and Gas Co.
1.90%, 08/15/31	3,163	2,771,099
3.10%, 03/15/32	3,360	3,098,952
4.65%, 03/15/33	3,365	3,336,136
4.85%, 08/01/34(a)	4,135	4,116,930
4.90%, 12/15/32	3,317	3,343,500
4.90%, 08/15/35	3,555	3,539,329
5.05%, 03/01/35(a)	2,955	2,974,063
5.20%, 08/01/33	3,210	3,291,108
5.20%, 03/01/34(a)	3,115	3,168,617
Series D, 5.25%, 07/01/35(a)	355	357,322
Public Service Enterprise Group, Inc.
2.45%, 11/15/31(a)	5,325	4,738,821
5.40%, 03/15/35	2,730	2,762,552
5.45%, 04/01/34(a)	3,625	3,704,874
6.13%, 10/15/33	2,851	3,024,290
Puget Energy, Inc.
4.22%, 03/15/32(a)	3,520	3,380,517
5.73%, 03/15/35	4,425	4,458,062
Puget Sound Energy, Inc.
5.33%, 06/15/34(a)	2,960	3,016,641
5.48%, 06/01/35	1,255	1,263,094
RWE Finance U.S. LLC
5.13%, 09/18/35(a)(b)	5,875	5,729,408
5.88%, 04/16/34(b)	7,102	7,355,815
San Diego Gas & Electric Co.
5.35%, 05/15/35(a)	1,977	1,977,323
5.40%, 04/15/35	6,036	6,156,171
Series DDDD, 5.20%, 03/15/36	2,830	2,833,662
Series XXX, 3.00%, 03/15/32	3,737	3,406,061
Sempra
5.25%, 03/15/36	6,115	6,043,553
5.50%, 08/01/33(a)	6,439	6,638,599
6.40%, 10/01/54, (5-year CMT + 2.63%)(c)	8,267	8,338,278
6.55%, 04/01/55, (5-year CMT + 2.14%)(c)	4,165	4,203,959
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(a)(b)	2,555	2,421,655
Solar Star Funding LLC, 5.38%, 06/30/35(a)(b)	1,135	1,127,911
Southern California Edison Co.
2.75%, 02/01/32	6,405	5,715,229
4.80%, 03/15/33(a)	6,016	5,898,116
4.95%, 09/15/31(a)	3,325	3,323,128
5.20%, 06/01/34(a)	6,898	6,819,700
5.45%, 06/01/31	2,990	3,051,579
5.45%, 03/01/35(a)	6,898	6,892,144
5.63%, 02/01/36(a)	255	255,394
5.95%, 11/01/32	4,791	4,996,964
6.00%, 01/15/34	4,044	4,198,553
Series 04-G, 5.75%, 04/01/35	2,830	2,862,746
Series 05-B, 5.55%, 01/15/36	10	9,840
Series 05-E, 5.35%, 07/15/35	2,310	2,275,002
Southern Co.(The)
4.85%, 03/15/35	5,095	4,976,351
5.20%, 06/15/33	6,275	6,354,859
5.70%, 10/15/32	4,075	4,250,735
5.70%, 03/15/34	7,335	7,611,653

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.00%, 04/01/58, (5-year CMT + 1.99%)(c)	$4,040	$4,065,763
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(c)	12,220	12,508,575
Southern Power Co., Series B, 4.90%, 10/01/35	3,305	3,222,039
Southwestern Electric Power Co.
5.20%, 04/01/36	4,210	4,158,034
5.30%, 04/01/33(a)	5,085	5,160,378
Southwestern Public Service Co., 5.30%, 05/15/35(a)	3,515	3,540,019
System Energy Resources, Inc., 5.30%, 12/15/34	3,980	3,982,864
Tampa Electric Co., 5.15%, 03/01/35(a)	4,235	4,256,161
Tucson Electric Power Co.
3.25%, 05/15/32(a)	2,101	1,929,662
5.20%, 09/15/34(a)	2,818	2,846,814
Union Electric Co.
2.15%, 03/15/32	4,100	3,596,553
4.80%, 03/15/36	3,123	3,042,927
5.20%, 04/01/34	3,440	3,498,868
5.25%, 04/15/35	3,380	3,429,538
Virginia Electric and Power Co.
2.30%, 11/15/31(a)	3,716	3,309,095
2.40%, 03/30/32	4,276	3,777,824
4.95%, 03/15/36	8,739	8,589,949
5.00%, 04/01/33(a)	6,164	6,231,863
5.00%, 01/15/34	3,914	3,929,371
5.05%, 08/15/34(a)	4,337	4,353,295
5.15%, 03/15/35(a)	4,627	4,651,536
5.30%, 08/15/33	3,103	3,178,485
Series B, 6.00%, 01/15/36(a)	3,960	4,197,939
Series C, 4.90%, 09/15/35	6,555	6,459,552
Vistra Operations Co. LLC
5.25%, 04/30/33(b)	6,379	6,338,122
5.25%, 10/15/35(b)	6,740	6,548,544
5.35%, 01/31/36(b)	9,945	9,724,521
5.55%, 04/30/36(a)(b)	6,825	6,796,648
5.70%, 12/30/34(b)	6,235	6,307,482
6.00%, 04/15/34(b)	4,579	4,717,684
6.95%, 10/15/33(b)	7,355	8,003,373
Wisconsin Electric Power Co.
4.60%, 10/01/34(a)	2,460	2,418,085
4.75%, 09/30/32(a)	3,630	3,655,388
5.63%, 05/15/33	2,575	2,707,280
Wisconsin Power and Light Co.
1.95%, 09/16/31	2,230	1,940,128
3.95%, 09/01/32	4,145	3,959,774
4.95%, 04/01/33	2,232	2,240,944
5.38%, 03/30/34	2,185	2,223,595
Xcel Energy, Inc.
2.35%, 11/15/31	3,089	2,719,238
4.60%, 06/01/32(a)	4,985	4,903,298
5.45%, 08/15/33(a)	6,345	6,477,762
5.50%, 03/15/34	5,480	5,597,737
5.60%, 04/15/35	5,265	5,387,102
5.75%, 12/03/56, (5-year CMT + 2.17%)(a)(c)	3,275	3,244,839
		1,631,266,237
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.20%, 12/21/31(a)	6,699	5,953,569
5.00%, 03/15/35(a)	3,565	3,588,077
6.00%, 08/15/32	1,095	1,171,710
Molex Electronic Technologies LLC, 5.25%, 04/30/32(a)(b)	2,585	2,634,282
		13,347,638
Security	Par (000)	Value
Electronics — 0.7%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	$4,476	$4,547,867
5.60%, 05/29/34(a)	2,885	2,946,528
Amphenol Corp.
2.20%, 09/15/31(a)	6,080	5,374,564
4.40%, 02/15/33	8,766	8,553,407
4.63%, 02/15/36(a)	10,115	9,756,951
5.00%, 01/15/35(a)	5,535	5,531,528
5.25%, 04/05/34	4,450	4,542,534
Arrow Electronics, Inc.
2.95%, 02/15/32	3,618	3,221,705
5.88%, 04/10/34(a)	3,485	3,592,040
Avnet, Inc., 5.50%, 06/01/32(a)	2,295	2,325,054
Flex Ltd.
5.25%, 01/15/32	5,315	5,335,342
5.38%, 11/13/35	3,385	3,332,608
Fortive Corp., 5.25%, 05/15/36(a)	75	74,847
Honeywell International, Inc.
1.75%, 09/01/31(a)	10,236	8,906,792
4.50%, 01/15/34	7,240	7,095,660
4.75%, 02/01/32	1,490	1,493,869
5.00%, 02/15/33	3,658	3,723,083
5.00%, 03/01/35(a)	9,395	9,461,799
Hubbell, Inc., 4.80%, 11/15/35	2,205	2,142,207
Jabil, Inc., 4.75%, 02/01/33	2,320	2,268,386
Keysight Technologies, Inc., 4.95%, 10/15/34	3,910	3,881,082
nVent Finance SARL
2.75%, 11/15/31	2,485	2,213,535
5.65%, 05/15/33	3,736	3,841,835
TD SYNNEX Corp.
2.65%, 08/09/31	3,781	3,372,059
5.30%, 10/10/35	3,600	3,566,698
6.10%, 04/12/34(a)	4,202	4,414,394
Trimble, Inc., 6.10%, 03/15/33	5,118	5,372,736
Tyco Electronics Group SA
2.50%, 02/04/32	5,491	4,886,325
4.88%, 02/09/36(a)	2,575	2,536,631
5.00%, 05/09/35	3,420	3,401,984
		131,714,050
Engineering & Construction — 0.2%
CIMIC Finance Ltd., 6.00%, 04/22/36(b)	4,320	4,278,129
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	4,485	4,798,471
Jacobs Engineering Group, Inc., 5.90%, 03/01/33(a)	3,865	3,999,612
Jacobs Solutions, Inc., 5.38%, 03/03/36(a)	3,837	3,756,186
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(a)(b)	6,520	6,502,314
Ste Transcore Holdings, Inc., 3.75%, 05/05/32(b)	2,140	2,048,122
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(a)(b)	1,215	1,095,432
Sydney Airport Finance Co. Pty. Ltd., 5.25%, 03/26/36(b)	6,955	6,897,046
WSP Global, Inc., 5.04%, 09/18/31(b)	8,326	8,289,120
		41,664,432
Entertainment — 0.0%
Flutter Treasury DAC, 5.88%, 06/04/31(b)	5,375	5,312,515
Environmental Control — 0.6%
Republic Services, Inc.
1.75%, 02/15/32	6,169	5,290,068
2.38%, 03/15/33(a)	5,145	4,465,203
5.00%, 12/15/33(a)	4,250	4,313,563
5.00%, 04/01/34	5,844	5,895,654
5.15%, 03/15/35(a)	5,155	5,245,715
5.20%, 11/15/34(a)	3,675	3,747,228

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Veralto Corp.
4.85%, 01/15/32	$3,345	$3,349,779
5.45%, 09/18/33	5,102	5,229,928
Waste Connections, Inc.
2.20%, 01/15/32(a)	5,342	4,691,366
3.20%, 06/01/32(a)	3,557	3,274,350
4.20%, 01/15/33	5,742	5,537,900
4.80%, 07/15/36(a)	2,600	2,541,817
5.00%, 03/01/34	5,645	5,662,213
5.25%, 09/01/35(a)	2,845	2,896,289
Waste Management, Inc.
3.90%, 03/01/35(a)	2,005	1,853,048
4.15%, 04/15/32(a)	7,570	7,393,981
4.63%, 02/15/33(a)	3,702	3,688,822
4.80%, 03/15/32	5,040	5,089,677
4.88%, 02/15/34(a)	8,840	8,914,847
4.95%, 07/03/31	5,294	5,384,588
4.95%, 03/15/35(a)	10,870	10,881,246
		105,347,282
Food — 1.7%
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36(a)(b)	5,595	5,569,225
6.40%, 01/15/34(b)	3,700	3,946,076
Campbell's Company/The
4.75%, 03/23/35(a)	5,810	5,366,087
5.40%, 03/21/34(a)	7,078	6,871,654
Conagra Brands, Inc., 5.75%, 08/01/35(a)	3,202	3,220,229
Flowers Foods, Inc., 5.75%, 03/15/35(a)	3,510	3,388,290
General Mills, Inc.
2.25%, 10/14/31(a)	4,498	3,964,149
4.95%, 03/29/33(a)	6,780	6,749,583
5.25%, 01/30/35(a)	5,315	5,314,933
Gruma SAB de CV, 5.39%, 12/09/34(a)(b)	2,200	2,185,326
Hershey Co.(The)
4.50%, 05/04/33(a)	2,730	2,707,414
4.95%, 02/24/32	3,365	3,429,460
5.10%, 02/24/35	3,503	3,566,775
J M Smucker Co.(The)
2.13%, 03/15/32(a)	2,936	2,532,425
4.25%, 03/15/35	4,521	4,215,904
6.20%, 11/15/33(a)	7,090	7,559,923
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/32	7,563	6,725,402
3.63%, 01/15/32(a)	7,685	7,095,398
3.75%, 12/01/31	4,112	3,831,262
5.50%, 01/15/36(a)	7,455	7,438,080
5.75%, 04/01/33	11,179	11,495,030
5.95%, 04/20/35	7,765	8,005,272
6.75%, 03/15/34(a)	4,986	5,429,225
Kellanova, 5.25%, 03/01/33(a)	2,701	2,761,966
Kraft Heinz Foods Co.
5.00%, 07/15/35(a)	4,230	4,125,624
5.20%, 03/15/32(a)	4,305	4,375,273
5.40%, 03/15/35(a)	3,531	3,559,711
6.75%, 03/15/32(a)	2,417	2,615,270
Kroger Co. (The), 5.00%, 09/15/34	15,235	15,083,936
Mars, Inc.
1.63%, 07/16/32(b)	4,310	3,610,557
3.60%, 04/01/34(b)	3,990	3,639,244
4.75%, 04/20/33(a)(b)	6,645	6,585,903
5.00%, 03/01/32(b)	20,380	20,593,607
5.20%, 03/01/35(b)	34,760	34,994,009
McCormick & Co., Inc./MD
4.70%, 10/15/34(a)	3,509	3,383,895
4.95%, 04/15/33	3,478	3,465,056
Mondelez International, Inc.
1.88%, 10/15/32(a)	4,225	3,607,763
Security	Par (000)	Value
Food (continued)
3.00%, 03/17/32	$6,155	$5,593,138
4.75%, 08/28/34	3,430	3,368,651
5.13%, 05/06/35	2,510	2,516,257
6.50%, 11/01/31	2,140	2,316,896
Nestle Capital Corp.
4.50%, 03/18/33(a)(b)	2,835	2,807,602
4.80%, 03/18/36(a)(b)	3,095	3,068,483
4.88%, 03/12/34(a)(b)	5,395	5,428,200
Nestle Holdings, Inc.
1.88%, 09/14/31(a)(b)	7,010	6,189,121
4.30%, 10/01/32(a)(b)	8,988	8,890,759
4.85%, 03/14/33(a)(b)	4,428	4,490,490
5.00%, 09/12/33(a)(b)	2,610	2,687,651
Smithfield Foods, Inc., 2.63%, 09/13/31(b)	3,745	3,306,992
Sysco Corp.
2.45%, 12/14/31	4,531	4,021,306
4.40%, 07/25/31	2,525	2,467,436
4.95%, 03/25/36(a)	3,485	3,370,209
5.38%, 09/21/35	3,260	3,265,477
5.40%, 03/23/35	3,820	3,844,533
6.00%, 01/17/34	3,990	4,213,565
Tyson Foods, Inc.
4.88%, 08/15/34	3,423	3,359,231
4.95%, 02/20/36(a)	3,135	3,061,346
5.70%, 03/15/34(a)	6,145	6,366,799
		317,643,078
Food Service — 0.0%
Sodexo, Inc., 5.80%, 08/15/35(b)	3,160	3,218,643
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 6.18%, 05/05/32(a)(b)	3,475	3,497,587
Georgia-Pacific LLC
4.90%, 05/15/33(b)	2,450	2,438,503
4.95%, 06/30/32(b)	3,820	3,846,205
International Paper Co., 5.00%, 09/15/35(a)	1,313	1,294,716
Inversiones CMPC SA
6.13%, 06/23/33(a)(b)	2,515	2,513,104
6.13%, 02/26/34(a)(b)	3,535	3,518,959
Suzano Austria GmbH, 3.13%, 01/15/32(a)	7,300	6,505,061
Suzano Netherlands BV, 5.50%, 01/15/36	6,890	6,700,305
		30,314,440
Gas — 0.8%
APA Infrastructure Ltd.
5.00%, 03/23/35(a)(b)	1,820	1,780,969
5.13%, 09/16/34(a)(b)	5,940	5,878,214
Atmos Energy Corp.
5.20%, 08/15/35(a)	3,956	4,028,095
5.45%, 10/15/32	2,431	2,514,489
5.90%, 11/15/33	4,959	5,290,694
Boston Gas Co.
3.76%, 03/16/32(b)	3,185	2,976,982
5.84%, 01/10/35(a)(b)	3,690	3,856,961
Brooklyn Union Gas Co.(The)
4.87%, 08/05/32(b)	2,795	2,735,363
5.46%, 03/16/36(b)	3,030	3,007,630
6.39%, 09/15/33(b)	3,778	4,023,253
CenterPoint Energy Resources Corp.
4.40%, 07/01/32(a)	3,730	3,651,106
5.40%, 03/01/33	2,257	2,306,764
5.40%, 07/01/34	2,995	3,059,345
Grupo Energia Bogota SA ESP
5.75%, 10/22/35(a)(b)	3,546	3,440,861
7.85%, 11/09/33(a)(b)	980	1,075,470
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	3,675	3,838,070
National Fuel Gas Co.
5.05%, 10/15/31	4,125	4,126,136
5.50%, 05/15/36	3,100	3,092,962

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.95%, 03/15/35(a)	$3,975	$4,126,961
NiSource, Inc.
5.30%, 05/18/36	3,925	3,926,692
5.35%, 04/01/34(a)	5,495	5,609,599
5.35%, 07/15/35(a)	8,495	8,587,203
5.40%, 06/30/33	3,622	3,714,736
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)(c)	5,300	5,339,003
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)(c)	3,079	3,141,975
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(c)	1,885	1,921,054
ONE Gas, Inc., 4.25%, 09/01/32(a)	1,984	1,935,629
Piedmont Natural Gas Co., Inc.
4.10%, 09/18/34	2,176	2,006,341
5.10%, 02/15/35	2,805	2,795,547
5.40%, 06/15/33	2,886	2,953,864
Snam SpA, 5.75%, 05/28/35(b)	4,985	5,128,891
Southern California Gas Co.
5.05%, 09/01/34	4,340	4,344,466
5.20%, 06/01/33	3,741	3,808,151
5.45%, 06/15/35	4,155	4,264,841
Series KK, 5.75%, 11/15/35(a)	390	407,631
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	3,820	3,779,511
5.15%, 09/15/32(a)	3,404	3,456,124
5.75%, 09/15/33	4,258	4,435,001
6.00%, 10/01/34(a)	1,675	1,763,004
Series B, 5.10%, 09/15/35	3,525	3,496,277
Southwest Gas Corp., 4.05%, 03/15/32	4,233	4,047,312
Spire Missouri, Inc.
4.80%, 02/15/33(a)	3,100	3,096,331
Series 2034, 5.15%, 08/15/34	2,293	2,315,194
Spire, Inc., 4.60%, 09/01/31	1,455	1,437,895
		152,522,597
Hand & Machine Tools — 0.0%
Kennametal, Inc., 5.80%, 05/28/36	1,205	1,221,124
Stanley Black & Decker, Inc., 3.00%, 05/15/32(a)	3,674	3,315,617
		4,536,741
Health Care - Products — 1.3%
180 Medical, Inc., 5.30%, 10/08/35(b)	2,810	2,732,809
Abbott Laboratories
4.30%, 03/15/33	18,530	18,025,776
4.65%, 03/15/36	26,309	25,569,999
Agilent Technologies, Inc., 4.75%, 09/09/34(a)	4,188	4,135,284
Alcon Finance Corp., 5.38%, 12/06/32(b)	4,748	4,852,308
Augusta SpinCo Corp.
4.95%, 03/23/33	4,075	4,062,466
5.25%, 03/23/36	4,404	4,402,424
Baxter International, Inc.
2.54%, 02/01/32	13,016	11,131,832
5.65%, 12/15/35(a)	6,525	6,464,086
Boston Scientific Corp., 6.25%, 11/15/35(a)	2,207	2,419,324
GE HealthCare Technologies, Inc.
4.95%, 12/15/35	3,120	3,050,175
5.50%, 06/15/35	6,544	6,655,146
5.91%, 11/22/32(a)	12,008	12,671,917
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 06/15/33(b)	3,355	3,356,302
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	6,540	6,442,476
Medtronic, Inc., 4.38%, 03/15/35(a)	13,220	12,739,437
Revvity, Inc., 2.25%, 09/15/31	3,619	3,180,853
Smith & Nephew PLC, 5.40%, 03/20/34(a)	4,445	4,509,334
Solventum Corp., 5.60%, 03/23/34(a)	11,315	11,605,850
Stryker Corp.
4.63%, 09/11/34	4,950	4,841,065
5.20%, 02/10/35(a)	6,965	7,052,234
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31	$10,413	$9,177,621
4.47%, 10/07/32	5,700	5,612,407
4.55%, 06/15/33	5,805	5,721,931
4.79%, 10/07/35	4,740	4,668,376
4.90%, 02/12/36(a)	6,145	6,068,201
4.95%, 11/21/32(a)	4,103	4,153,428
5.09%, 08/10/33(a)	6,745	6,852,516
5.20%, 01/31/34	3,720	3,805,490
VSP Optical Group, Inc.
5.40%, 06/01/33(b)	1,770	1,771,563
5.45%, 12/01/35(b)	3,360	3,324,824
5.65%, 06/01/36(b)	2,500	2,495,943
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	6,245	5,600,662
4.25%, 08/15/35(a)	955	876,930
5.20%, 09/15/34	4,630	4,638,807
5.50%, 02/19/35	4,455	4,546,612
		229,216,408
Health Care - Services — 2.5%
Adventist Health System/West
5.43%, 03/01/32	2,065	2,087,997
5.76%, 12/01/34	2,600	2,665,651
Ascension Health, Series 2025, 4.92%, 11/15/35	3,210	3,185,178
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	2,285	2,041,900
Cigna Group(The)
4.88%, 09/15/32	9,037	9,051,105
5.25%, 02/15/34	8,695	8,811,474
5.25%, 01/15/36	8,220	8,251,117
5.40%, 03/15/33	6,213	6,383,386
CommonSpirit Health
4.83%, 09/01/35(a)	2,000	1,941,516
4.98%, 09/01/35	4,000	3,884,861
5.32%, 12/01/34	4,500	4,505,892
Elevance Health, Inc.
4.10%, 05/15/32(a)	4,266	4,106,721
4.60%, 09/15/32	5,990	5,889,720
4.75%, 02/15/33	7,265	7,174,031
4.95%, 11/01/31	5,645	5,674,983
5.00%, 01/15/36(a)	7,155	7,025,232
5.20%, 02/15/35	8,930	8,951,702
5.38%, 06/15/34	6,762	6,882,648
5.50%, 10/15/32	5,109	5,261,721
5.85%, 01/15/36	1,995	2,079,014
5.95%, 12/15/34	1,858	1,956,578
Fresenius Medical Care U.S. Finance III, Inc., 3.00%, 12/01/31(a)(b)	3,130	2,802,990
HCA, Inc.
2.38%, 07/15/31	7,821	6,939,322
3.63%, 03/15/32	15,726	14,633,655
4.60%, 11/15/32	8,655	8,450,184
4.90%, 11/15/35	6,444	6,236,993
5.00%, 05/15/33	6,575	6,508,720
5.30%, 05/15/36	6,600	6,525,876
5.45%, 09/15/34	9,067	9,156,061
5.50%, 03/01/32	9,470	9,714,687
5.50%, 06/01/33	9,914	10,125,690
5.60%, 04/01/34	9,768	10,000,599
5.75%, 03/01/35	11,229	11,555,843
7.50%, 11/06/33(a)	1,471	1,653,813
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 06/15/34(b)	5,355	5,387,939
Highmark, Inc., 5.75%, 05/15/36(a)(b)	2,635	2,641,135
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(b)	4,300	4,137,200
Horseshoe Funding Trust I, 6.06%, 02/15/36(b)	4,000	4,053,457

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Humana, Inc.
2.15%, 02/03/32(a)	$4,826	$4,184,565
5.55%, 05/01/35(a)	5,280	5,286,174
5.88%, 03/01/33(a)	5,721	5,896,107
5.95%, 03/15/34(a)	6,115	6,326,816
ICON Investments Six DAC, 6.00%, 05/08/34(a)	3,325	3,397,658
Laboratory Corp. of America Holdings
2.70%, 06/01/31	3,665	3,338,929
4.55%, 04/01/32(a)	3,745	3,695,286
4.80%, 10/01/34	5,955	5,826,002
OhioHealth Corp., 2.30%, 11/15/31	2,185	1,941,573
Orlando Health Obligated Group, 5.48%, 10/01/35	10	10,278
PeaceHealth Obligated Group, 4.86%, 11/15/32	745	737,142
Piedmont Healthcare, Inc., 2.04%, 01/01/32	2,354	2,039,253
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32(a)	2,710	2,750,918
5.40%, 10/01/33	3,523	3,597,335
Quest Diagnostics, Inc.
2.80%, 06/30/31(a)	4,408	4,037,300
5.00%, 12/15/34(a)	5,803	5,781,152
5.00%, 06/30/36	2,475	2,427,668
6.40%, 11/30/33	5,128	5,565,561
Roche Holdings, Inc.
2.08%, 12/13/31(b)	14,769	13,019,870
4.37%, 12/02/32(b)	3,255	3,201,819
4.59%, 09/09/34(b)	6,465	6,361,642
4.67%, 12/02/35(b)	5,095	4,994,996
4.99%, 03/08/34(b)	8,620	8,712,904
5.59%, 11/13/33(b)	10,675	11,235,101
Sutter Health
5.16%, 08/15/33(a)	150	152,025
Series 2025, 5.21%, 08/15/32(a)	1,725	1,763,890
Series 2025, 5.54%, 08/15/35(a)	4,800	4,967,651
UnitedHealth Group, Inc.
4.20%, 05/15/32(a)	10,440	10,172,771
4.50%, 04/15/33	10,374	10,144,952
4.63%, 07/15/35(a)	6,670	6,480,723
4.95%, 01/15/32(a)	9,959	10,049,956
5.00%, 04/15/34	9,395	9,412,163
5.15%, 07/15/34(a)	13,475	13,632,549
5.30%, 06/15/35(a)	7,477	7,604,993
5.35%, 02/15/33(a)	14,054	14,464,474
5.80%, 03/15/36(a)	6,060	6,375,232
Universal Health Services, Inc.
2.65%, 01/15/32	4,347	3,809,309
5.05%, 10/15/34	3,541	3,412,401
UPMC, 5.04%, 05/15/33(a)	1,945	1,956,643
		447,102,372
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
6.55%, 03/15/32(b)	1,290	1,304,723
6.55%, 03/15/32	3,785	3,828,199
6.70%, 07/29/31(a)	6,200	6,343,954
Ares Capital Corp.
3.20%, 11/15/31(a)	6,644	5,847,195
5.80%, 03/08/32(a)	8,582	8,548,231
Ares Strategic Income Fund, 6.20%, 03/21/32(a)	5,965	5,931,325
Blackstone Private Credit Fund
6.00%, 01/29/32	8,930	8,825,822
6.00%, 11/22/34(a)	6,715	6,453,343
Goldman Sachs Private Credit Corp., 6.15%, 06/16/31(a)(b)	280	278,905
HA Sustainable Infrastructure Capital, Inc.
6.00%, 03/15/36	1,595	1,577,174
6.38%, 07/01/34(a)	8,145	8,354,802
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.75%, 07/15/35	$3,878	$4,048,196
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	5,818	6,743,440
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	955	903,439
		68,988,748
Home Builders — 0.1%
DR Horton, Inc.
5.00%, 10/15/34	5,760	5,707,405
5.50%, 10/15/35	2,420	2,472,780
Meritage Homes Corp., 5.65%, 03/15/35(a)	3,695	3,740,735
PulteGroup, Inc.
4.90%, 03/01/36	1,865	1,813,158
6.00%, 02/15/35(a)	2,215	2,316,961
6.38%, 05/15/33	2,895	3,107,287
7.88%, 06/15/32(a)	2,120	2,444,086
Toll Brothers Finance Corp., 5.60%, 06/15/35	3,460	3,536,039
		25,138,451
Home Furnishings — 0.0%
Panasonic Holdings Corp., 5.30%, 07/16/34(a)(b)	3,100	3,145,630
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	3,994	3,483,695
5.75%, 03/15/33	2,730	2,833,469
Church & Dwight Co., Inc.
2.30%, 12/15/31	3,378	2,988,501
5.60%, 11/15/32(a)	3,411	3,576,001
Clorox Co.(The)
4.60%, 05/01/32(a)	4,345	4,281,582
4.95%, 05/15/33	2,350	2,340,061
5.25%, 05/15/36(a)	2,450	2,451,224
Kimberly-Clark Corp.
2.00%, 11/02/31(a)	4,537	4,002,897
4.50%, 02/16/33(a)	2,435	2,427,548
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)(b)	3,265	2,914,013
SC Johnson & Son, Inc., 5.75%, 02/15/33(b)	100	103,926
		31,402,917
Insurance — 4.7%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	1,365	1,367,877
AEGON Funding Co. LLC, 5.63%, 05/07/36	3,300	3,293,653
Aflac, Inc., 5.15%, 05/14/36	3,300	3,300,607
AIA Group Ltd.
4.95%, 04/04/33(a)(b)	4,098	4,176,232
4.95%, 03/30/35(a)(b)	3,320	3,292,590
5.38%, 04/05/34(a)(b)	7,010	7,160,429
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	5,653	6,124,168
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.77%)(b)(c)	8,505	8,427,650
6.35%, 09/06/53, (5-year CMT + 3.23%)(b)(c)	5,530	5,762,404
6.50%, (5-year CMT + 2.23%)(b)(c)(d)	400	401,904
Allstate Corp.(The)
5.25%, 03/30/33	5,807	5,916,977
5.35%, 06/01/33(a)	2,605	2,672,713
5.55%, 05/09/35(a)	3,925	4,058,458
5.95%, 04/01/36	580	611,830
American Financial Group, Inc., 5.00%, 09/23/35	2,415	2,337,070
American International Group, Inc.
3.88%, 01/15/35	2,754	2,531,909
5.13%, 03/27/33(a)	5,672	5,736,039
5.45%, 05/07/35(a)	4,749	4,859,112

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
American National Group, Inc.
6.00%, 07/15/35(a)	$5,120	$5,079,455
6.14%, 06/13/32(a)(b)	3,590	3,684,415
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	2,586	2,260,535
2.60%, 12/02/31(a)	4,153	3,709,689
5.00%, 09/12/32	3,706	3,732,503
5.35%, 02/28/33	5,293	5,409,425
Aon North America, Inc., 5.45%, 03/01/34(a)	11,929	12,189,093
Arch Capital Group Ltd., 7.35%, 05/01/34	2,190	2,490,399
Arthur J Gallagher & Co.
2.40%, 11/09/31(a)	2,633	2,330,223
5.00%, 02/15/32	4,146	4,150,424
5.15%, 02/15/35	10,195	10,122,624
5.45%, 07/15/34	3,688	3,743,326
5.50%, 03/02/33(a)	3,144	3,234,728
6.50%, 02/15/34	2,910	3,147,427
Ascot Group Ltd., 6.35%, 06/15/35, (5-year CMT + 2.38%)(b)(c)	1,940	1,962,080
Assurant, Inc.
2.65%, 01/15/32	3,255	2,869,162
5.55%, 02/15/36	920	917,153
6.75%, 02/15/34(a)	2,577	2,775,705
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	3,747	3,478,820
Athene Global Funding
2.65%, 10/04/31(a)(b)	3,720	3,244,238
2.67%, 06/07/31(b)	3,584	3,154,700
5.32%, 11/13/31(b)	4,595	4,588,262
5.53%, 07/11/31(b)	3,670	3,690,846
5.54%, 08/22/35(a)(b)	4,055	4,003,134
Athene Holding Ltd.
5.88%, 01/15/34(a)	4,570	4,650,781
6.63%, 10/15/54, (5-year CMT + 2.61%)(c)	4,160	3,998,519
6.65%, 02/01/33	3,253	3,455,747
6.88%, 06/28/55, (5-year CMT + 2.58%)(a)(c)	4,190	4,056,190
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32(a)	7,648	7,091,019
Brown & Brown, Inc.
4.20%, 03/17/32(a)	5,390	5,125,030
5.25%, 06/23/32(a)	3,695	3,705,392
5.55%, 06/23/35(a)	6,985	7,002,546
5.65%, 06/11/34	4,020	4,072,725
Chubb INA Holdings LLC
4.90%, 08/15/35	8,705	8,590,816
5.00%, 03/15/34	11,142	11,194,771
5.30%, 05/20/36	3,350	3,397,411
6.70%, 05/15/36	105	117,723
Cincinnati Financial Corp., 6.13%, 11/01/34	2,360	2,489,533
CNA Financial Corp.
5.13%, 02/15/34	3,703	3,667,890
5.20%, 08/15/35	3,526	3,470,809
5.50%, 06/15/33	3,720	3,791,989
CNO Financial Group, Inc., 6.45%, 06/15/34(a)	5,065	5,285,663
Corebridge Financial, Inc.
3.90%, 04/05/32	11,590	10,907,489
5.75%, 01/15/34(a)	5,265	5,410,012
6.05%, 09/15/33(a)	3,585	3,759,904
6.38%, 09/15/54, (5-year CMT + 2.65%)(c)	5,039	5,026,455
Corebridge Global Funding, 4.90%, 08/21/32(a)(b)	2,410	2,387,527
Dai-ichi Life Insurance Co. Ltd., 6.20%, (5-year CMT + 2.52%)(b)(c)(d)	13,620	13,920,280
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(b)	1,905	1,933,617
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	2,625	2,395,311
Security	Par (000)	Value
Insurance (continued)
Enstar Group Ltd.
3.10%, 09/01/31	$4,118	$3,665,617
7.50%, 04/01/45, (5-year CMT + 3.19%)(b)(c)	1,875	1,963,423
Equitable Holdings, Inc.
5.59%, 01/11/33(a)	4,405	4,504,237
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)(c)	3,015	3,103,632
F&G Annuities & Life, Inc., 6.25%, 10/04/34(a)	3,695	3,623,862
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	4,636	4,780,770
5.75%, 05/20/35	2,710	2,779,013
6.00%, 12/07/33	4,595	4,818,320
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.01%)(b)(c)	1,600	1,554,584
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. CME Term SOFR + 3.72%)(b)(c)	2,530	2,327,862
First American Financial Corp.
2.40%, 08/15/31	5,290	4,613,351
5.45%, 09/30/34	3,100	3,066,270
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	5,220	5,410,340
FWD Group Holdings Ltd., 5.84%, 09/22/35(a)(b)	1,890	1,895,024
GA Global Funding Trust
2.90%, 01/06/32(a)(b)	3,622	3,165,185
5.20%, 12/09/31(b)	5,229	5,150,561
5.50%, 04/01/32(a)(b)	2,595	2,578,405
5.90%, 01/13/35(a)(b)	3,545	3,554,952
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	2,658	2,383,799
7.95%, 06/15/33(a)(b)	4,897	5,440,863
Globe Life, Inc.
4.80%, 06/15/32	2,940	2,904,055
5.85%, 09/15/34(a)	3,240	3,364,068
Grand River Funding Trust I, 6.31%, 02/15/36(b)	2,835	2,838,577
Guardian Life Global Funding
4.67%, 09/05/32(a)(b)	245	242,267
4.92%, 04/30/33(b)	2,625	2,614,373
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/35	3,055	3,074,219
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	3,680	3,772,411
Jackson Financial, Inc.
3.13%, 11/23/31(a)	4,096	3,683,655
5.67%, 06/08/32(a)	2,815	2,847,321
Kemper Corp., 3.80%, 02/23/32(a)	3,116	2,813,506
Liberty Mutual Group, Inc.
5.25%, 05/01/36(a)(b)	3,410	3,369,098
6.50%, 03/15/35(a)(b)	1,550	1,639,707
Lincoln National Corp.
3.40%, 03/01/32(a)	1,955	1,789,396
5.35%, 11/15/35(a)	3,455	3,376,974
5.85%, 03/15/34	2,320	2,385,952
Loews Corp.
4.94%, 04/01/36	2,655	2,590,841
6.00%, 02/01/35	2,125	2,246,960
Manulife Financial Corp.
3.70%, 03/16/32(a)	5,580	5,297,343
4.99%, 12/11/35	6,041	5,968,893
Marsh & McLennan Companies, Inc.
2.38%, 12/15/31(a)	3,839	3,412,281
4.85%, 11/15/31(a)	6,620	6,669,238
4.95%, 03/15/36(a)	4,180	4,116,209
5.00%, 03/15/35	13,515	13,415,767
5.15%, 03/15/34	3,292	3,328,110
5.40%, 09/15/33(a)	4,350	4,486,391
5.75%, 11/01/32(a)	4,022	4,226,862
5.88%, 08/01/33(a)	2,140	2,290,223

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MassMutual Global Funding II
4.35%, 09/17/31(b)	$4,144	$4,055,498
5.05%, 08/26/35(a)(b)	3,980	3,939,797
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/54, (5-year CMT + 3.03%)(b)(c)	12,465	12,465,488
6.10%, 06/11/55, (5-year CMT + 2.91%)(b)(c)	14,756	15,037,840
MetLife, Inc.
5.30%, 12/15/34(a)	5,920	6,051,073
5.38%, 07/15/33(a)	7,490	7,751,016
5.70%, 06/15/35(a)	7,815	8,178,742
5.85%, 03/15/56, (5-year CMT + 1.82%)(a)(c)	5,251	5,191,907
6.38%, 06/15/34	5,755	6,274,677
6.50%, 12/15/32	4,419	4,846,587
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)(c)	7,002	7,192,818
Metropolitan Life Global Funding I
2.40%, 01/11/32(a)(b)	5,090	4,492,402
5.05%, 01/08/34(a)(b)	3,870	3,887,976
5.15%, 03/28/33(a)(b)	7,008	7,093,072
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.98%)(b)(c)	8,479	8,694,503
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)(b)	660	737,046
8.25%, 12/01/31(a)(b)	2,620	2,976,194
New York Life Global Funding
1.85%, 08/01/31(b)	4,195	3,660,890
4.55%, 01/28/33(b)	6,975	6,871,957
5.00%, 01/09/34(b)	7,215	7,232,345
5.20%, 06/03/36(b)	4,015	4,025,164
5.35%, 01/23/35(a)(b)	5,016	5,133,898
New York Life Insurance Co., 5.88%, 05/15/33(a)(b)	6,585	6,877,815
Nippon Life Insurance Co.
2.90%, 09/16/51, (5-year CMT + 2.60%)(b)(c)	6,535	5,807,182
5.05%, 04/02/33(a)(b)	3,495	3,507,940
5.95%, 04/16/54, (5-year CMT + 2.59%)(a)(b)(c)	8,935	9,087,716
6.25%, 09/13/53, (5-year CMT + 2.95%)(b)(c)	7,455	7,737,726
6.50%, 04/30/55, (5-year CMT + 3.19%)(a)(b)(c)	10,800	11,369,765
Old Republic International Corp.
5.70%, 06/01/36	3,695	3,712,017
5.75%, 03/28/34	2,925	2,979,510
Pacific Life Global Funding II
2.45%, 01/11/32(a)(b)	2,861	2,527,165
4.88%, 07/17/32(b)	3,510	3,512,839
Pacific LifeCorp, 6.60%, 09/15/33(a)(b)	3,770	4,095,768
Peachtree Corners Funding Trust II, 6.01%, 05/15/35(a)(b)	4,220	4,388,574
Pinnacle Financial Partners, Inc., 5.30%, 01/15/37	2,100	2,099,207
Pricoa Global Funding I
4.65%, 08/27/31(b)	2,965	2,948,226
4.65%, 01/12/33(b)	3,160	3,094,986
4.75%, 08/26/32(b)	3,980	3,934,336
5.35%, 05/28/35(a)(b)	4,038	4,083,010
Primerica, Inc., 2.80%, 11/19/31(a)	4,696	4,242,659
Principal Financial Group, Inc., 5.38%, 03/15/33	2,820	2,889,608
Progressive Corp.(The)
3.00%, 03/15/32	4,413	4,038,556
4.95%, 06/15/33(a)	3,637	3,672,914
5.15%, 03/26/36(a)	3,155	3,156,568
6.25%, 12/01/32	2,835	3,072,834
Protective Life Corp., 5.35%, 12/15/35(b)	3,793	3,746,913
Protective Life Global Funding, 5.43%, 01/14/32(a)(b)	3,845	3,936,468
Security	Par (000)	Value
Insurance (continued)
Prudential Financial, Inc.
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)(c)	$7,270	$7,127,403
5.20%, 03/14/35(a)	5,762	5,796,885
5.75%, 07/15/33(a)	2,405	2,551,458
6.00%, 09/01/52, (5-year CMT + 3.23%)(c)	7,933	8,081,530
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)(c)	6,425	6,616,587
6.75%, 03/01/53, (5-year CMT + 2.85%)(c)	4,370	4,615,380
Prudential Funding Asia PLC, 3.63%, 03/24/32(a)	2,922	2,749,952
Reinsurance Group of America, Inc.
5.75%, 09/15/34	5,910	6,075,925
6.00%, 09/15/33(a)	4,588	4,791,674
6.65%, 09/15/55, (5-year CMT + 2.39%)(c)	2,745	2,770,572
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	5,551	5,702,348
5.80%, 04/01/35(a)	3,405	3,502,112
RGA Global Funding
5.00%, 08/25/32(a)(b)	4,625	4,600,098
5.05%, 12/06/31(a)(b)	5,035	5,038,316
RLI Corp., 5.38%, 06/01/36	1,975	1,917,248
Sammons Financial Group, Inc.
4.75%, 04/08/32(a)(b)	3,585	3,432,010
6.88%, 04/15/34(a)(b)	5,265	5,623,800
SBL Holdings, Inc., 7.20%, 10/30/34(a)(b)	5,230	4,825,638
Selective Insurance Group, Inc., 5.90%, 04/15/35	2,915	3,019,316
Sompo Holdings, Inc., 5.41%, 04/22/37, (1-year CMT + 2.13%)(b)(c)	6,590	6,497,955
Sompo International Holdings Ltd., 7.00%, 07/15/34	1,825	2,009,991
Stewart Information Services Corp., 3.60%, 11/15/31	3,400	3,040,510
Sumitomo Life Insurance Co.
5.88%, 09/10/55, (5-year CMT + 2.65%)(a)(b)(c)	7,960	7,944,753
5.88%, (5-year CMT + 2.84%)(a)(b)(c)(d)	6,732	6,735,716
Swiss RE Subordinated Finance PLC, 5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.81%)(b)(c)	5,095	5,138,270
Symetra Financial Corp., 5.87%, 04/03/32(b)	125	132,539
Travelers Companies, Inc. (The), 5.05%, 07/24/35(a)	3,370	3,372,841
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	3,668	4,055,377
Trustage Financial Group, Inc., 4.63%, 04/15/32(a)(b)	2,505	2,427,629
Unum Group, 5.25%, 12/15/35(a)	1,535	1,514,262
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(a)(b)	2,855	2,961,973
Western-Southern Global Funding, 4.70%, 12/10/32(b)	2,345	2,278,562
Willis North America, Inc.
5.15%, 03/15/36	2,375	2,326,685
5.35%, 05/15/33(a)	5,610	5,686,363
Wynnton Funding Trust, 5.25%, 08/15/35(b)	6,905	6,851,441
		866,174,215
Internet — 2.9%
Airbnb, Inc., 5.25%, 03/16/36	5,010	5,014,007
Alibaba Group Holding Ltd.
4.50%, 11/28/34(a)	4,205	4,130,447
5.25%, 05/26/35(a)	8,425	8,755,648
Alphabet, Inc.
4.38%, 11/15/32	6,180	6,097,085
4.40%, 02/15/33(a)	20,450	20,117,774
4.50%, 05/15/35	8,360	8,194,315
4.70%, 11/15/35	24,190	23,784,706
4.80%, 02/15/36	30,265	29,926,214

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Amazon.com, Inc.
3.60%, 04/13/32	$16,769	$15,971,507
4.35%, 03/20/33	10,285	10,080,111
4.55%, 03/13/33	20,250	20,035,352
4.65%, 11/20/35	23,075	22,548,415
4.70%, 12/01/32	14,739	14,887,114
4.80%, 12/05/34(a)	9,528	9,604,373
4.88%, 03/13/36	41,103	40,608,662
AppLovin Corp.
5.38%, 12/01/31	6,105	6,213,326
5.50%, 12/01/34	7,165	7,234,584
Baidu, Inc., 2.38%, 08/23/31(a)	2,560	2,312,572
Booking Holdings, Inc., 5.38%, 05/07/36	1,860	1,862,862
eBay, Inc.
5.13%, 11/06/35(a)	2,681	2,641,732
6.30%, 11/22/32	2,750	2,944,532
Expedia Group, Inc.
5.40%, 02/15/35(a)	8,030	7,987,303
5.50%, 04/15/36	5,725	5,663,538
Kuaishou Technology, 4.75%, 01/22/36(b)	5,125	4,967,618
Meituan
4.75%, 11/05/32(b)	3,830	3,739,409
5.13%, 11/05/35(b)	5,666	5,524,915
MercadoLibre, Inc., 4.90%, 01/15/33	3,295	3,210,648
Meta Platforms, Inc.
3.85%, 08/15/32	21,163	20,080,782
4.55%, 08/15/31(a)	6,660	6,650,073
4.60%, 11/15/32	24,850	24,542,901
4.75%, 08/15/34(a)	17,161	16,904,288
4.88%, 05/15/33	22,075	22,011,614
4.88%, 11/15/35	43,950	42,941,866
4.95%, 05/15/33	13,634	13,708,485
5.25%, 05/15/36(a)	33,620	33,591,569
Netflix, Inc., 4.90%, 08/15/34(a)	6,855	6,889,091
Prosus NV
3.06%, 07/13/31(a)(b)	11,990	10,925,187
4.19%, 01/19/32(a)(b)	6,715	6,431,143
Uber Technologies, Inc.
4.80%, 09/15/34	10,675	10,446,644
4.80%, 09/15/35	8,340	8,120,746
VeriSign, Inc.
2.70%, 06/15/31	780	705,808
5.25%, 06/01/32	2,395	2,428,610
		520,437,576
Iron & Steel — 0.3%
ArcelorMittal SA
5.38%, 05/19/36	6,115	6,081,895
6.00%, 06/17/34(a)	3,595	3,785,642
6.80%, 11/29/32(a)	7,368	8,126,010
Gerdau Trade, Inc., 5.75%, 06/09/35	4,795	4,886,105
Nucor Corp.
3.13%, 04/01/32	4,216	3,893,645
5.10%, 06/01/35(a)	3,845	3,884,903
POSCO
5.00%, 01/16/36(a)(b)	1,830	1,783,142
5.88%, 01/17/33(a)(b)	580	610,826
POSCO Holdings, Inc., 5.75%, 05/07/35(a)(b)	1,065	1,098,063
Steel Dynamics, Inc.
5.25%, 05/15/35(a)	5,222	5,262,216
5.38%, 08/15/34	4,710	4,794,021
Vale Overseas Ltd.
6.13%, 06/12/33	9,615	10,131,806
8.25%, 01/17/34	1,730	2,043,130
		56,381,404
Leisure Time — 0.3%
Brunswick Corp.
2.40%, 08/18/31	3,847	3,360,740
4.40%, 09/15/32(a)	3,130	2,967,950
Security	Par (000)	Value
Leisure Time (continued)
Royal Caribbean Cruises Ltd.
4.75%, 05/15/33	$6,981	$6,797,786
5.38%, 01/15/36(a)	10,185	10,130,119
5.63%, 09/30/31(b)	8,655	8,730,945
6.00%, 02/01/33(b)	12,424	12,595,161
6.25%, 03/15/32(b)	7,575	7,737,216
		52,319,917
Lodging — 0.4%
Choice Hotels International, Inc., 5.85%, 08/01/34(a)	4,210	4,267,259
Hyatt Hotels Corp.
5.38%, 12/15/31(a)	3,160	3,222,172
5.40%, 12/15/35(a)	2,690	2,666,652
5.50%, 06/30/34	2,475	2,518,011
5.75%, 03/30/32	3,520	3,638,795
Las Vegas Sands Corp.
5.65%, 05/18/33(a)	2,500	2,516,731
6.20%, 08/15/34(a)	3,675	3,801,040
Marriott International, Inc./MD
4.50%, 10/15/31(a)	3,335	3,300,378
4.50%, 05/01/33(a)	3,295	3,195,798
4.50%, 10/01/34(a)	2,275	2,169,507
5.10%, 04/15/32(a)	3,590	3,648,410
5.25%, 10/15/35(a)	4,015	4,030,913
5.30%, 05/15/34	7,381	7,480,010
5.35%, 03/15/35	6,755	6,856,027
Series GG, 3.50%, 10/15/32	6,980	6,440,462
Series II, 2.75%, 10/15/33(a)	5,456	4,748,564
Sands China Ltd., 3.25%, 08/08/31(a)	4,015	3,687,854
		68,188,583
Machinery — 0.7%
AGCO Corp., 5.80%, 03/21/34	5,040	5,180,745
Caterpillar, Inc.
5.20%, 05/15/35(a)	12,010	12,280,421
5.30%, 09/15/35(a)	1,540	1,604,005
Deere & Co., 5.45%, 01/16/35(a)	8,170	8,481,958
Dover Corp., 5.38%, 10/15/35	1,410	1,466,256
Flowserve Corp.
2.80%, 01/15/32	3,874	3,441,044
5.70%, 05/15/36	3,055	3,075,870
GE Vernova, Inc., 4.88%, 02/04/36	5,205	5,129,993
IDEX Corp., 2.63%, 06/15/31	3,019	2,736,187
Ingersoll Rand, Inc.
5.45%, 06/15/34	5,268	5,378,143
5.70%, 08/14/33	7,080	7,355,076
John Deere Capital Corp.
3.90%, 06/07/32(a)	3,771	3,646,993
4.35%, 09/15/32	4,764	4,706,576
4.40%, 09/08/31	8,395	8,346,696
5.10%, 04/11/34(a)	7,100	7,215,755
5.15%, 09/08/33	6,670	6,846,769
Series 1, 5.05%, 06/12/34	6,355	6,435,176
Nordson Corp., 5.80%, 09/15/33	3,592	3,743,183
Otis Worldwide Corp.
5.13%, 11/19/31	4,334	4,418,998
5.13%, 09/04/35(a)	2,960	2,964,924
Regal Rexnord Corp., 6.40%, 04/15/33(a)	8,635	9,150,773
Rockwell Automation, Inc., 1.75%, 08/15/31	3,376	2,935,683
Vertiv Holdings Co., 4.85%, 03/15/36	1,770	1,723,934
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/35	5,476	5,602,398
5.61%, 03/11/34	3,760	3,874,254
Xylem, Inc./New York
5.20%, 06/01/33	5,020	5,095,558
5.45%, 06/01/36	2,030	2,073,847
		134,911,215

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing — 0.4%
3M Co., 5.15%, 03/15/35(a)	$4,074	$4,126,229
Eaton Corp.
4.00%, 11/02/32(a)	4,510	4,359,382
4.15%, 03/15/33(a)	9,580	9,304,868
4.50%, 03/06/33	4,245	4,173,142
4.80%, 03/06/36	14,618	14,380,602
Parker-Hannifin Corp., 4.20%, 11/21/34(a)	3,650	3,497,878
Pentair Finance SARL, 5.90%, 07/15/32	2,825	2,939,169
Siemens Funding BV
4.90%, 05/28/32(b)	6,335	6,434,071
5.20%, 05/28/35(b)	10,420	10,642,995
Textron, Inc.
4.95%, 03/15/36(a)	1,160	1,131,543
5.50%, 05/15/35	3,820	3,894,489
6.10%, 11/15/33	2,615	2,775,727
		67,660,095
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32(a)	7,921	6,748,169
4.40%, 04/01/33	7,397	6,839,751
5.85%, 12/01/35	9,577	9,323,921
6.38%, 10/23/35(a)	11,956	12,034,422
6.55%, 06/01/34	11,989	12,300,742
6.65%, 02/01/34	7,503	7,746,834
Comcast Corp.
4.20%, 08/15/34	7,720	7,262,553
4.25%, 01/15/33	12,387	11,934,288
4.40%, 08/15/35(a)	4,765	4,498,846
4.65%, 02/15/33(a)	7,121	7,040,069
4.80%, 05/15/33(a)	7,418	7,373,942
4.95%, 05/15/32	5,685	5,716,250
5.30%, 06/01/34(a)	9,811	9,970,166
5.30%, 05/15/35(a)	6,485	6,600,889
5.50%, 11/15/32(a)	7,464	7,737,231
5.65%, 06/15/35(a)	8,010	8,283,815
6.50%, 11/15/35(a)	2,135	2,336,500
7.05%, 03/15/33(a)	5,563	6,236,151
Cox Communications, Inc.
2.60%, 06/15/31(b)	5,252	4,626,658
4.80%, 02/01/35(b)	5,055	4,555,764
5.45%, 09/01/34(a)(b)	5,462	5,213,563
5.70%, 06/15/33(b)	6,236	6,148,034
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	3,553	3,221,801
Fox Corp., 6.50%, 10/13/33	8,961	9,643,816
News Corp., 5.13%, 02/15/32(a)(b)	2,240	2,197,235
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	255	273,561
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	7,103	7,981,812
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	2,689	3,007,279
Videotron Ltd., 5.70%, 01/15/35(b)	5,165	5,224,558
Walt Disney Co.(The)
4.63%, 03/14/36(a)	7,810	7,603,114
6.20%, 12/15/34(a)	6,860	7,525,022
6.40%, 12/15/35(a)	5,087	5,635,055
6.55%, 03/15/33	1,968	2,183,624
		215,025,435
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.20%, 06/15/35(a)	1,775	1,675,065
Timken Co. (The), 4.13%, 04/01/32(a)	2,480	2,353,329
Vallourec SACA, 7.50%, 04/15/32(b)	200	209,817
		4,238,211
Security	Par (000)	Value
Mining — 1.5%
Anglo American Capital PLC
5.00%, 03/21/33(a)(b)	$3,740	$3,718,269
5.25%, 03/19/36(b)	6,850	6,780,388
5.50%, 05/02/33(b)	8,015	8,208,754
5.75%, 04/05/34(b)	7,665	7,946,562
Antofagasta PLC
5.63%, 05/13/32(a)(b)	3,038	3,104,496
5.63%, 09/09/35(a)(b)	4,190	4,222,228
6.25%, 05/02/34(b)	4,839	5,129,713
Barrick Mining Corp., 6.45%, 10/15/35(a)	880	963,967
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33(a)	5,995	6,027,816
5.00%, 02/15/36	1,800	1,806,555
5.13%, 02/21/32	5,005	5,116,461
5.25%, 09/08/33	10,474	10,729,239
5.30%, 02/21/35(a)	9,287	9,504,784
Corp. Nacional del Cobre de Chile
5.13%, 02/02/33(a)(b)	7,090	7,043,078
5.63%, 09/21/35(b)	3,000	3,017,193
5.95%, 01/08/34(b)	7,692	7,947,782
6.33%, 01/13/35(b)	9,955	10,487,792
6.44%, 01/26/36(b)	10,000	10,639,580
Freeport Indonesia PT, 5.32%, 04/14/32(b)	12,355	12,342,567
Freeport-McMoRan, Inc., 5.40%, 11/14/34(a)	4,980	5,072,548
Glencore Canada Corp., 6.20%, 06/15/35	1,376	1,440,157
Glencore Funding LLC
2.63%, 09/23/31(b)	7,360	6,596,551
5.20%, 07/01/33(a)(b)	3,610	3,623,930
5.51%, 04/01/36(b)	8,325	8,409,876
5.63%, 04/04/34(b)	9,198	9,476,205
5.67%, 04/01/35(a)(b)	8,605	8,853,317
5.70%, 05/08/33(a)(b)	4,943	5,122,470
6.50%, 10/06/33(b)	7,184	7,793,226
Kinross Gold Corp., 6.25%, 07/15/33	3,171	3,384,834
Minera Mexico SA de CV, 5.63%, 02/12/32(b)	6,143	6,173,101
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(b)	2	1,566
Newmont Corp.
2.60%, 07/15/32(a)	5,176	4,669,238
5.88%, 04/01/35	3,250	3,456,986
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	7,092	7,304,050
Nexa Resources SA, 6.75%, 04/09/34(a)(b)	3,550	3,749,176
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	4,633	4,815,807
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	1,755	1,840,424
6.13%, 12/15/33	5,423	5,806,013
Rio Tinto Finance USA PLC
5.00%, 03/14/32	8,610	8,725,119
5.00%, 03/09/33	4,397	4,452,860
5.25%, 03/14/35	12,630	12,875,732
South32 Treasury Ltd., 4.35%, 04/14/32(a)(b)	4,716	4,510,950
Southern Copper Corp., 7.50%, 07/27/35	6,203	7,194,661
Vale Canada Ltd., 7.20%, 09/15/32(a)	1,744	1,914,040
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc., 5.85%, 05/13/32(a)(b)	4,915	5,068,499
Yamana Gold, Inc., 2.63%, 08/15/31	3,968	3,535,559
		270,604,119
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	8,111	7,416,203
5.55%, 08/22/34	3,666	3,624,175
		11,040,378
Oil & Gas — 3.9%
Adnoc Murban Rsc Ltd., 4.50%, 09/11/34(a)(b)	10,640	10,248,345
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)(b)	9,395	9,262,036

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Aker BP ASA
3.10%, 07/15/31(b)	$7,169	$6,562,383
5.13%, 10/01/34(a)(b)	5,680	5,590,163
5.25%, 10/30/35(b)	6,913	6,780,886
6.00%, 06/13/33(b)	7,104	7,415,414
Antero Resources Corp., 5.40%, 02/01/36	4,940	4,881,596
APA Corp., 6.10%, 02/15/35	2,660	2,764,455
BP Capital Markets America, Inc.
2.72%, 01/12/32	13,610	12,308,030
4.81%, 02/13/33	15,685	15,672,841
4.89%, 09/11/33(a)	11,138	11,142,607
4.99%, 04/10/34	6,880	6,917,658
5.23%, 11/17/34(a)	13,131	13,368,980
BP Capital Markets PLC
6.13%, (5-year CMT + 1.92%)(c)(d)	8,720	8,905,945
6.45%, (5-year CMT + 2.15%)(a)(c)(d)	8,040	8,447,869
Burlington Resources LLC, 7.20%, 08/15/31(a)	2,828	3,145,614
Canadian Natural Resources Ltd.
5.40%, 12/15/34	5,585	5,666,303
5.85%, 02/01/35(a)	2,325	2,426,863
6.45%, 06/30/33	2,565	2,787,991
7.20%, 01/15/32(a)	3,269	3,639,044
Cenovus Energy, Inc.
2.65%, 01/15/32	3,420	3,057,568
5.40%, 03/20/36	3,300	3,294,601
Chevron USA, Inc.
4.50%, 10/15/32(a)	8,265	8,275,213
4.82%, 04/15/32	4,562	4,633,248
4.85%, 10/15/35(a)	5,345	5,352,818
4.98%, 04/15/35(a)	5,635	5,702,935
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	100	105,093
Conoco Funding Co., 7.25%, 10/15/31	705	788,124
ConocoPhillips Co.
4.85%, 01/15/32	4,412	4,460,972
5.00%, 01/15/35(a)	9,180	9,201,789
5.05%, 09/15/33(a)	6,425	6,534,040
5.90%, 10/15/32(a)	3,665	3,925,525
Continental Resources, Inc./OK, 2.88%, 04/01/32(b)	5,770	5,095,628
Coterra Energy, Inc.
5.40%, 02/15/35	5,705	5,781,871
5.60%, 03/15/34	3,699	3,821,795
Devon Energy Corp.
5.20%, 09/15/34(a)	9,235	9,299,072
7.88%, 09/30/31	4,745	5,437,390
7.95%, 04/15/32	2,771	3,196,972
Diamondback Energy, Inc.
5.40%, 04/18/34	9,010	9,220,376
5.55%, 04/01/35(a)	8,570	8,839,018
6.25%, 03/15/33	8,073	8,668,500
Empresa Nacional del Petroleo
3.45%, 09/16/31(b)	1,224	1,119,537
5.95%, 07/30/34(b)	2,745	2,817,795
6.15%, 05/10/33(b)	4,770	4,972,987
Eni SpA
5.25%, 05/18/36(b)	6,025	5,969,892
5.50%, 05/15/34(b)	7,805	7,963,466
5.75%, 05/19/35(b)	7,190	7,424,546
EOG Resources, Inc.
3.90%, 04/01/35	4,915	4,536,164
5.00%, 07/15/32(a)	9,850	9,968,394
5.10%, 01/15/36(a)	424	420,822
5.35%, 01/15/36	6,145	6,244,111
EQT Corp., 5.75%, 02/01/34	5,570	5,755,850
Equinor ASA
4.75%, 11/14/35(a)	6,375	6,262,968
5.13%, 06/03/35(a)	4,150	4,224,046
Security	Par (000)	Value
Oil & Gas (continued)
Expand Energy Corp.
4.75%, 02/01/32	$8,453	$8,295,913
5.70%, 01/15/35	5,455	5,570,232
Harbour Energy PLC, 6.33%, 04/01/35(b)	6,350	6,538,184
Helmerich & Payne, Inc.
2.90%, 09/29/31(a)	4,385	3,949,899
5.50%, 12/01/34(a)	3,955	3,916,571
Hess Corp.
7.13%, 03/15/33	4,195	4,758,377
7.30%, 08/15/31	4,774	5,357,578
HF Sinclair Corp.
5.50%, 09/01/32(a)	4,175	4,215,990
6.25%, 01/15/35	5,430	5,650,244
KazMunayGas National Co. JSC, 3.50%, 04/14/33(b)	5,715	5,202,896
Marathon Petroleum Corp., 5.70%, 03/01/35(a)	6,715	6,919,378
Occidental Petroleum Corp.
5.38%, 01/01/32(a)	7,220	7,416,673
5.55%, 10/01/34(a)	8,805	9,079,148
7.88%, 09/15/31	3,578	4,073,975
ORLEN SA, 6.00%, 01/30/35(b)	9,195	9,526,399
Ovintiv, Inc.
6.25%, 07/15/33(a)	4,765	5,053,721
6.50%, 08/15/34(a)	4,635	4,994,951
7.20%, 11/01/31	2,635	2,902,151
7.38%, 11/01/31	3,410	3,787,221
Patterson-UTI Energy, Inc.
6.05%, 05/15/36	3,085	3,098,482
7.15%, 10/01/33	3,006	3,259,986
Permian Resources Operating LLC, 6.25%, 02/01/33(b)	30	30,822
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	10,890	9,762,200
5.34%, 04/03/35(a)(b)	12,710	13,114,726
Phillips 66 Co.
4.65%, 11/15/34	6,845	6,659,902
4.95%, 03/15/35(a)	4,585	4,560,925
5.25%, 06/15/31(a)	6,542	6,681,568
5.30%, 06/30/33	6,683	6,799,708
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)(c)	6,090	6,122,222
Qatar Energy, 2.25%, 07/12/31(b)	23,855	21,365,167
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	10,730	9,660,776
Repsol E&P Capital Markets U.S. LLC, 5.98%, 09/16/35(b)	6,580	6,742,573
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	23,120	20,869,711
4.63%, 09/17/35(b)	10,700	10,282,090
4.75%, 10/02/34(a)(b)	8,960	8,720,145
Santos Finance Ltd.
5.75%, 11/13/35(b)	6,234	6,308,627
6.88%, 09/19/33(a)(b)	6,070	6,612,543
Saudi Arabian Oil Co.
5.00%, 02/02/36(b)	8,000	7,822,516
5.25%, 07/17/34(b)	13,945	14,032,963
5.38%, 06/02/35(b)	7,520	7,606,703
Shell Finance U.S., Inc.
4.13%, 05/11/35	9,190	8,717,764
4.75%, 01/06/36(a)	5,035	4,955,605
Shell International Finance BV, 4.13%, 05/11/35(a)	1,800	1,766,995
Suncor Energy, Inc.
5.95%, 12/01/34(a)	3,990	4,192,041
7.15%, 02/01/32(a)	4,135	4,587,065
TotalEnergies Capital SA
4.72%, 09/10/34	5,845	5,801,093
5.15%, 04/05/34	8,970	9,139,622

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies Capital USA LLC
4.57%, 01/13/33	$1,410	$1,392,521
4.86%, 01/13/36(a)	5,900	5,816,429
Valero Energy Corp.
2.80%, 12/01/31	4,310	3,893,361
5.15%, 03/10/36	3,880	3,841,512
7.50%, 04/15/32(a)	5,631	6,406,920
Var Energi ASA
6.50%, 05/22/35(b)	5,360	5,690,433
8.00%, 11/15/32(b)	7,343	8,379,816
Viper Energy Partners LLC, 5.70%, 08/01/35	7,015	7,171,645
Woodside Finance Ltd.
5.10%, 09/12/34	8,668	8,611,549
5.70%, 05/19/32	3,589	3,715,140
6.00%, 05/19/35	8,755	9,148,457
		720,859,973
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.65%, 06/15/33	5,245	5,150,351
Halliburton Co., 4.85%, 11/15/35(a)	3,965	3,861,914
Schlumberger Holdings Corp.
4.85%, 05/15/33(a)(b)	2,600	2,594,666
5.00%, 06/01/34(b)	3,150	3,163,815
Schlumberger Investment SA
4.80%, 05/07/33(a)	2,470	2,466,004
5.15%, 05/07/36(a)	2,705	2,705,957
		19,942,707
Packaging & Containers — 0.3%
Amcor Finance USA, Inc., 5.63%, 05/26/33(a)	3,505	3,613,940
Amcor Flexibles North America, Inc.
5.13%, 03/12/36(a)	4,930	4,839,889
5.50%, 03/17/35(a)	5,520	5,606,826
AptarGroup, Inc., 3.60%, 03/15/32	2,480	2,308,578
Berry Global, Inc., 5.65%, 01/15/34(a)	6,175	6,314,021
Packaging Corp. of America
5.20%, 08/15/35(a)	3,050	3,048,390
5.70%, 12/01/33(a)	3,042	3,161,287
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	6,891	6,996,639
Smurfit Westrock Financing DAC
5.19%, 01/15/36	4,935	4,881,085
5.42%, 01/15/35(a)	4,930	4,982,418
Sonoco Products Co.
2.85%, 02/01/32(a)	4,202	3,791,660
5.00%, 09/01/34(a)	4,860	4,783,729
Stora Enso OYJ, 7.25%, 04/15/36(b)	110	117,821
WRKCo, Inc.
3.00%, 06/15/33(a)	4,005	3,532,236
4.20%, 06/01/32(a)	4,102	3,937,263
		61,915,782
Pharmaceuticals — 3.4%
AbbVie, Inc.
4.30%, 05/14/36	225	213,035
4.40%, 03/15/33	10,165	9,975,522
4.50%, 05/14/35	17,757	17,153,123
4.55%, 03/15/35(a)	12,115	11,770,230
4.75%, 03/15/36(a)	6,835	6,698,756
5.05%, 03/15/34	20,610	20,916,052
5.20%, 03/15/35	6,672	6,792,414
Astrazeneca Finance LLC
4.30%, 03/02/33	4,520	4,407,184
4.60%, 03/02/36	3,825	3,723,579
4.88%, 03/03/33(a)	3,175	3,224,027
5.00%, 02/26/34	10,170	10,296,297
Bayer U.S. Finance II LLC
4.20%, 07/15/34(b)	2,160	1,993,319
5.50%, 07/30/35(a)(b)	2,005	1,991,660
Bayer U.S. Finance LLC, 6.50%, 11/21/33(a)(b)	11,880	12,678,149
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co.
4.30%, 08/22/32(a)	$3,314	$3,220,959
5.11%, 02/08/34(a)	3,741	3,756,949
Bristol-Myers Squibb Co.
2.95%, 03/15/32	12,686	11,622,521
5.20%, 02/22/34(a)	16,971	17,369,945
5.90%, 11/15/33	4,830	5,151,970
Cardinal Health, Inc.
5.15%, 09/15/35(a)	2,516	2,507,362
5.35%, 11/15/34	7,076	7,155,029
5.45%, 02/15/34(a)	3,605	3,685,505
Cencora, Inc.
4.60%, 02/13/33(a)	2,390	2,345,707
4.90%, 02/13/36	5,325	5,197,223
5.13%, 02/15/34(a)	4,080	4,100,816
5.15%, 02/15/35	5,250	5,259,278
CVS Health Corp.
2.13%, 09/15/31	8,229	7,189,876
4.88%, 07/20/35	5,844	5,660,049
5.00%, 09/15/32(a)	5,855	5,882,861
5.25%, 02/21/33(a)	12,681	12,891,099
5.30%, 06/01/33	9,961	10,108,270
5.45%, 09/15/35	11,435	11,573,895
5.55%, 06/01/31	6,365	6,561,835
5.70%, 06/01/34	8,678	8,963,563
Eli Lilly & Co.
4.55%, 10/15/32	6,990	6,970,989
4.60%, 08/14/34(a)	8,925	8,824,541
4.65%, 05/20/33	5,025	5,015,887
4.70%, 02/27/33	6,339	6,378,621
4.70%, 02/09/34	9,735	9,703,289
4.85%, 05/20/36	13,875	13,780,781
4.90%, 02/12/32	5,375	5,465,901
4.90%, 10/15/35(a)	8,590	8,594,048
5.10%, 02/12/35	8,441	8,603,612
EMD Finance LLC
4.63%, 10/15/32(b)	6,545	6,457,951
5.00%, 10/15/35(b)	8,090	7,999,339
GlaxoSmithKline Capital, Inc.
4.88%, 04/15/35(a)	5,102	5,077,404
5.38%, 04/15/34	3,065	3,177,434
Johnson & Johnson
3.55%, 03/01/36	1,420	1,293,382
4.38%, 12/05/33	6,280	6,275,668
4.85%, 03/01/32(a)	11,430	11,738,865
4.95%, 05/15/33(a)	3,355	3,475,620
4.95%, 06/01/34(a)	6,545	6,742,330
5.00%, 03/01/35(a)	8,128	8,355,212
McKesson Corp.
4.95%, 05/30/32(a)	4,232	4,283,331
5.10%, 07/15/33	3,981	4,049,594
5.25%, 05/30/35(a)	4,885	4,976,256
Merck & Co., Inc.
2.15%, 12/10/31	14,924	13,192,930
4.45%, 12/04/32	3,310	3,264,870
4.50%, 05/17/33(a)	10,234	10,158,832
4.55%, 09/15/32(a)	5,724	5,705,712
4.75%, 12/04/35(a)	10,853	10,653,516
4.95%, 05/22/33	8,150	8,224,329
4.95%, 09/15/35(a)	12,135	12,137,599
5.20%, 05/22/36	7,260	7,351,290
6.50%, 12/01/33	4,700	5,208,040
Novartis Capital Corp.
4.00%, 09/18/31(a)	4,275	4,191,800
4.20%, 09/18/34(a)	7,570	7,299,275
4.30%, 11/05/32	4,635	4,545,883
4.60%, 03/18/33	13,390	13,296,842
4.60%, 11/05/35	6,245	6,114,932

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.90%, 03/18/36	$14,920	$14,861,556
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33	33,973	33,785,245
Pfizer, Inc.
1.75%, 08/18/31(a)	6,669	5,839,161
4.50%, 11/15/32	8,875	8,769,219
4.88%, 11/15/35(a)	8,670	8,573,845
Sanofi SA, 4.20%, 11/03/32	615	604,630
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34(a)	7,260	7,369,394
Takeda U.S. Financing, Inc., 5.20%, 07/07/35	10,994	11,019,991
Wyeth LLC
6.00%, 02/15/36	2,791	2,979,433
6.50%, 02/01/34	5,055	5,566,992
Zoetis, Inc.
5.00%, 08/17/35(a)	6,475	6,406,655
5.60%, 11/16/32	5,098	5,310,697
		621,710,782
Pipelines — 3.9%
Boardwalk Pipelines LP
3.60%, 09/01/32	3,952	3,665,506
5.38%, 02/15/36(a)	2,360	2,349,454
5.63%, 08/01/34	4,845	4,976,534
Cameron LNG LLC
2.90%, 07/15/31(a)(b)	5,447	4,976,034
3.30%, 01/15/35(b)	5,505	4,802,582
Cheniere Energy Partners LP
3.25%, 01/31/32	10,677	9,802,704
5.55%, 10/30/35(a)	2,285	2,331,293
5.75%, 08/15/34	9,475	9,829,801
5.95%, 06/30/33	10,472	10,985,990
Cheniere Energy, Inc.
5.20%, 07/30/36(b)	3,145	3,098,273
5.65%, 04/15/34	10,160	10,463,658
Colonial Enterprises, Inc., 5.63%, 11/15/35(b)	2,517	2,523,217
Colonial Pipeline Co., 7.63%, 04/15/32(b)	2,040	2,241,386
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/32(b)	1,235	1,227,394
5.10%, 10/01/31(b)	3,274	3,292,714
5.68%, 01/15/34(b)	3,686	3,786,432
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(a)(b)	3,650	3,704,018
5.51%, 05/15/36(b)	5,000	5,051,919
6.04%, 11/15/33(a)(b)	10,285	10,864,508
DCP Midstream Operating LP, 3.25%, 02/15/32	3,095	2,843,387
DT Midstream, Inc.
4.30%, 04/15/32(b)	4,820	4,615,395
5.80%, 12/15/34(b)	4,900	5,048,416
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	5,175	5,395,614
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	2,034	1,885,244
8.38%, 06/15/32(a)	2,050	2,394,690
Enbridge, Inc.
2.50%, 08/01/33	7,047	6,024,009
5.20%, 11/20/35	4,055	4,053,035
5.45%, 03/27/36	6,256	6,339,545
5.55%, 06/20/35	7,120	7,298,167
5.63%, 04/05/34(a)	8,120	8,412,951
5.70%, 03/08/33	15,553	16,166,831
7.20%, 06/27/54, (5-year CMT + 2.97%)(c)	4,804	5,127,405
7.63%, 01/15/83, (5-year CMT + 4.42%)(a)(c)	4,970	5,421,371
8.50%, 01/15/84, (5-year CMT + 4.43%)(c)	8,300	9,492,519
Energy Transfer LP
4.90%, 03/15/35	4,379	4,291,136
5.35%, 01/15/36(a)	3,720	3,712,564
5.55%, 05/15/34	9,082	9,283,375
5.60%, 09/01/34	9,447	9,672,776
Security	Par (000)	Value
Pipelines (continued)
5.70%, 04/01/35	$9,453	$9,730,945
5.75%, 02/15/33(a)	10,637	11,074,364
6.55%, 12/01/33	10,007	10,878,048
Enterprise Products Operating LLC
4.85%, 01/31/34(a)	7,575	7,563,717
4.95%, 02/15/35	7,625	7,616,891
5.20%, 01/15/36(a)	9,826	9,895,539
5.35%, 01/31/33(a)	7,788	8,026,511
Series D, 6.88%, 03/01/33(a)	3,374	3,771,141
Series H, 6.65%, 10/15/34(a)	2,581	2,859,808
Series J, 5.75%, 03/01/35	1,979	2,046,283
Esentia Energy Development SAB de CV, 6.13%, 07/30/33(b)	6,000	5,991,000
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	5,520	5,094,599
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(b)	4,707	4,139,627
5.75%, 07/15/35(b)	5,105	5,270,261
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(b)	2,263	2,025,088
2.63%, 03/31/36(b)	10,030	8,775,795
Greensaif Pipelines Bidco SARL, 5.85%, 02/23/36(b)	9,000	9,187,492
Gulfstream Natural Gas System LLC, 5.60%, 07/23/35(b)	5,702	5,819,954
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	3,605	3,760,682
7.30%, 08/15/33	3,230	3,668,429
7.75%, 03/15/32	2,370	2,714,676
Kinder Morgan, Inc.
4.80%, 02/01/33	5,793	5,756,347
5.20%, 06/01/33(a)	10,311	10,491,782
5.30%, 12/01/34	5,470	5,541,042
5.40%, 02/01/34(a)	6,925	7,095,362
5.85%, 06/01/35	5,320	5,579,029
7.75%, 01/15/32	7,190	8,227,705
7.80%, 08/01/31	3,653	4,160,022
MPLX LP
4.95%, 09/01/32	5,915	5,896,393
5.00%, 01/15/33	4,395	4,378,262
5.00%, 03/01/33	10,090	10,071,701
5.30%, 04/01/36	6,225	6,156,606
5.40%, 04/01/35	7,461	7,496,715
5.40%, 09/15/35	10,455	10,471,652
5.50%, 06/01/34	11,054	11,229,343
NGPL PipeCo LLC
3.25%, 07/15/31(b)	5,035	4,631,595
5.60%, 08/15/36(b)	2,750	2,752,852
ONEOK, Inc.
4.75%, 10/15/31	9,015	8,961,215
4.95%, 10/15/32	5,984	5,963,893
5.05%, 11/01/34(a)	11,365	11,189,404
5.40%, 10/15/35(a)	7,263	7,281,498
5.65%, 09/01/34	3,879	3,978,925
6.00%, 06/15/35	3,175	3,309,762
6.05%, 09/01/33	10,757	11,322,859
6.10%, 11/15/32	5,080	5,360,999
Plains All American Pipeline LP, 5.95%, 06/15/35	7,280	7,529,278
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/36	6,500	6,550,317
5.70%, 09/15/34	5,045	5,174,935
QazaqGaz NC JSC, 5.63%, 05/08/36(b)	5,000	4,901,560
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	3,062	2,710,046
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	9,004	8,996,412

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Southern Natural Gas Co. LLC
5.45%, 08/01/35(a)(b)	$1,870	$1,903,072
8.00%, 03/01/32(a)	1,392	1,594,081
Targa Resources Corp.
4.20%, 02/01/33	5,915	5,627,502
5.50%, 02/15/35	7,394	7,515,823
5.55%, 08/15/35	7,950	8,080,949
5.65%, 02/15/36(a)	1,635	1,669,560
6.13%, 03/15/33	6,583	6,964,783
6.50%, 03/30/34	7,333	7,963,753
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	7,445	7,096,922
Texas Eastern Transmission LP, 7.00%, 07/15/32	2,973	3,286,749
TMS Issuer SARL, 5.78%, 08/23/32(b)	9,000	9,238,626
TransCanada PipeLines Ltd.
2.50%, 10/12/31	1,960	1,726,228
4.63%, 03/01/34	9,526	9,233,042
5.60%, 03/31/34(a)	3,000	3,083,743
5.85%, 03/15/36(a)	3,390	3,535,369
Transcanada Trust, 5.60%, 03/07/82, (5-year CMT + 3.99%)(a)(c)	5,396	5,342,191
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36	715	710,552
Western Midstream Operating LP
5.45%, 11/15/34	5,850	5,860,514
5.50%, 12/15/35	4,445	4,427,469
6.15%, 04/01/33	5,808	6,107,359
Whistler Pipeline LLC
5.70%, 09/30/31(a)(b)	2,730	2,807,316
5.95%, 09/30/34(b)	5,810	5,939,230
Williams Companies, Inc.(The)
4.65%, 08/15/32	8,447	8,353,350
5.15%, 03/15/34(a)	9,300	9,326,516
5.15%, 03/15/36(a)	8,322	8,217,664
5.30%, 09/30/35	6,140	6,151,099
5.60%, 03/15/35	7,432	7,613,367
5.65%, 03/15/33	8,178	8,454,322
7.75%, 06/15/31(a)	1,277	1,442,578
8.75%, 03/15/32(a)	4,146	4,934,253
		714,738,190
Private Equity — 0.1%
Carlyle Group, Inc. (The), 5.05%, 09/19/35(a)	5,166	4,987,322
EQT AB, 5.85%, 05/08/35(b)	3,480	3,492,465
KKR & Co., Inc., 5.10%, 08/07/35(a)	6,002	5,845,932
		14,325,719
Real Estate — 0.2%
Aldar Properties PJSC, 5.88%, 04/14/56, (5-year CMT + 2.02%)(a)(b)(c)	5,705	5,347,692
Brookfield Corp., 7.38%, 03/01/33(a)	330	374,691
CBRE Services, Inc.
4.90%, 01/15/33(a)	3,265	3,220,687
5.25%, 06/01/36(a)	2,550	2,510,884
5.50%, 06/15/35	3,790	3,836,037
5.95%, 08/15/34	7,005	7,302,310
Corp. Inmobiliaria Vesta SAB de CV, 5.50%, 01/30/33(b)	3,262	3,199,696
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(a)(b)	475	419,474
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(b)	6,310	5,582,071
		31,793,542
Real Estate Investment Trusts — 4.1%
Agree LP
2.60%, 06/15/33	2,090	1,780,395
4.80%, 10/01/32	1,770	1,756,040
5.60%, 06/15/35(a)	3,000	3,083,180
5.63%, 06/15/34	3,000	3,089,736
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33(a)	$7,159	$5,819,967
2.00%, 05/18/32(a)	5,566	4,685,365
2.95%, 03/15/34	5,440	4,623,206
3.38%, 08/15/31	5,031	4,645,319
4.75%, 04/15/35	3,785	3,594,618
5.25%, 03/15/36(a)	6,505	6,386,455
5.25%, 05/15/36	1,350	1,320,129
5.50%, 10/01/35(a)	3,345	3,344,903
American Assets Trust LP, 6.15%, 10/01/34(a)	3,860	3,892,679
American Homes 4 Rent LP
2.38%, 07/15/31(a)	3,493	3,090,188
3.63%, 04/15/32(a)	4,341	4,040,366
5.25%, 03/15/35	3,995	3,978,133
5.50%, 02/01/34(a)	3,980	4,041,094
5.50%, 07/15/34	3,450	3,490,466
American Tower Corp.
2.30%, 09/15/31(a)	5,256	4,652,214
4.05%, 03/15/32(a)	5,349	5,142,753
4.70%, 12/15/32	2,755	2,718,944
5.35%, 03/15/35(a)	5,515	5,588,499
5.40%, 01/31/35	4,395	4,464,229
5.45%, 02/15/34(a)	4,395	4,483,861
5.55%, 07/15/33	6,402	6,597,180
5.65%, 03/15/33	5,737	5,949,694
5.90%, 11/15/33	5,672	5,954,885
Americold Realty Operating Partnership LP
5.41%, 09/12/34	3,625	3,532,194
5.60%, 05/15/32(a)	2,635	2,651,520
AvalonBay Communities, Inc.
2.05%, 01/15/32	5,620	4,922,468
5.00%, 02/15/33(a)	2,236	2,262,674
5.00%, 08/01/35	2,540	2,531,120
5.30%, 12/07/33(a)	2,490	2,565,152
5.35%, 06/01/34(a)	2,570	2,634,456
Boston Properties LP
2.45%, 10/01/33	5,625	4,644,931
2.55%, 04/01/32	5,675	4,948,102
5.75%, 01/15/35(a)	6,425	6,495,332
6.50%, 01/15/34(a)	5,012	5,313,147
Brixmor Operating Partnership LP
2.50%, 08/16/31	3,775	3,371,371
4.85%, 02/15/33	1,260	1,240,375
5.20%, 04/01/32	2,995	3,022,830
5.38%, 06/15/36	825	823,087
5.50%, 02/15/34(a)	2,545	2,596,474
5.75%, 02/15/35	3,195	3,307,933
Broadstone Net Lease LLC
2.60%, 09/15/31	2,432	2,151,137
5.00%, 11/01/32	2,155	2,125,275
Camden Property Trust
4.90%, 01/15/34	2,405	2,400,846
4.90%, 02/28/36(a)	4,105	4,001,142
COPT Defense Properties LP, 2.90%, 12/01/33	2,230	1,901,078
Cousins Properties LP
4.88%, 03/01/33	2,567	2,499,954
5.38%, 02/15/32(a)	3,435	3,488,569
5.88%, 10/01/34	3,600	3,685,838
Crown Castle, Inc.
2.50%, 07/15/31	4,990	4,444,020
5.10%, 05/01/33	5,376	5,345,120
5.20%, 09/01/34	4,933	4,918,586
5.80%, 03/01/34	5,570	5,749,496
CubeSmart LP
2.50%, 02/15/32(a)	3,590	3,163,214
5.13%, 11/01/35	2,895	2,869,721
DOC DR LLC, 2.63%, 11/01/31	3,370	3,006,590
EPR Properties, 3.60%, 11/15/31	1,835	1,680,528

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/33	$7,260	$7,109,718
5.50%, 06/15/34	5,282	5,388,845
Equinix, Inc., 3.90%, 04/15/32	6,338	6,012,391
ERP Operating LP
1.85%, 08/01/31(a)	4,167	3,657,506
4.65%, 09/15/34(a)	4,345	4,239,234
4.95%, 06/15/32(a)	3,590	3,620,097
Essential Properties LP
2.95%, 07/15/31	2,374	2,144,887
5.40%, 12/01/35	2,650	2,624,230
Essex Portfolio LP
2.65%, 03/15/32	5,012	4,446,029
4.88%, 02/15/36	2,505	2,418,819
5.38%, 04/01/35	2,975	3,019,412
5.50%, 04/01/34	3,715	3,786,220
Extra Space Storage LP
2.35%, 03/15/32	4,890	4,249,050
2.40%, 10/15/31(a)	4,394	3,868,252
2.55%, 06/01/31	2,152	1,933,091
4.95%, 01/15/33	4,855	4,815,245
5.35%, 01/15/35	2,905	2,924,114
5.40%, 02/01/34	3,940	3,985,785
5.40%, 06/15/35	3,660	3,695,247
FIBRA Prologis, 5.50%, 11/26/35(a)(b)	3,335	3,248,790
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	6,856	6,154,819
5.25%, 02/15/33	4,375	4,298,809
5.63%, 09/15/34	5,875	5,857,126
5.63%, 03/01/36	3,685	3,617,484
6.75%, 12/01/33(a)	3,295	3,503,962
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	3,495	3,407,933
Goodman U.S. Finance Seven LLC, 5.25%, 04/28/36(a)(b)	4,995	4,928,130
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	4,375	4,324,484
Healthpeak OP LLC
4.75%, 01/15/33(a)	2,505	2,458,084
5.25%, 12/15/32(a)	5,494	5,555,741
5.38%, 02/15/35(a)	3,865	3,897,585
Highwoods Realty LP
5.35%, 01/15/33(a)	1,950	1,940,665
7.65%, 02/01/34	565	632,512
Host Hotels & Resorts LP
5.50%, 04/15/35	5,095	5,104,619
5.70%, 06/15/32	3,760	3,856,631
5.70%, 07/01/34	4,210	4,298,483
Series J, 2.90%, 12/15/31	3,750	3,350,616
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	4,564	3,931,017
2.70%, 01/15/34(a)	2,735	2,294,274
4.15%, 04/15/32	4,485	4,266,400
4.88%, 02/01/35	3,767	3,658,788
4.95%, 01/15/33(a)	3,590	3,542,301
5.50%, 08/15/33(a)	2,278	2,314,600
Kilroy Realty LP
2.50%, 11/15/32	2,900	2,403,097
2.65%, 11/15/33	2,753	2,215,456
5.88%, 10/15/35	2,115	2,073,890
6.25%, 01/15/36	3,245	3,258,976
Kimco Realty OP LLC
2.25%, 12/01/31	5,532	4,895,743
3.20%, 04/01/32(a)	4,640	4,285,925
4.60%, 02/01/33	4,949	4,884,108
4.85%, 03/01/35	3,735	3,674,616
5.30%, 02/01/36(a)	630	638,936
6.40%, 03/01/34(a)	3,628	3,944,427
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kite Realty Group LP
4.95%, 12/15/31	$3,200	$3,190,850
5.20%, 08/15/32	1,925	1,942,024
5.50%, 03/01/34	2,010	2,038,912
LXP Industrial Trust, 2.38%, 10/01/31	2,455	2,137,072
Mid-America Apartments LP
4.65%, 01/15/33	3,085	3,044,315
4.95%, 03/01/35(a)	2,890	2,855,918
5.00%, 03/15/34	2,175	2,169,648
5.30%, 02/15/32(a)	3,335	3,432,288
National Health Investors, Inc., 5.35%, 02/01/33	1,740	1,727,415
NNN REIT, Inc.
5.50%, 06/15/34	3,340	3,405,202
5.60%, 10/15/33	3,360	3,461,225
Omega Healthcare Investors, Inc., 3.25%, 04/15/33(a)	4,697	4,163,370
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	3,050	2,717,378
4.75%, 03/15/33(a)	95	93,137
4.95%, 01/15/35	2,485	2,430,332
5.25%, 08/15/32(a)	3,198	3,241,487
5.75%, 07/15/34	2,550	2,641,160
Piedmont Operating Partnership LP
2.75%, 04/01/32(a)	1,355	1,151,931
5.63%, 01/15/33	1,700	1,686,470
Prologis LP
2.25%, 01/15/32(a)	3,576	3,149,569
4.63%, 01/15/33	4,300	4,261,794
4.75%, 06/15/33	5,155	5,113,446
4.90%, 06/15/36	4,990	4,891,795
5.00%, 03/15/34	5,855	5,852,945
5.00%, 01/31/35	4,660	4,645,650
5.13%, 01/15/34(a)	5,098	5,154,163
5.25%, 05/15/35	5,660	5,737,429
Prologis Targeted U.S. Logistics Fund LP
4.63%, 03/15/33(b)	3,757	3,662,385
4.75%, 01/15/36(b)	3,585	3,444,398
5.25%, 01/15/35(b)	3,755	3,760,657
5.50%, 04/01/34(b)	3,160	3,217,089
Public Storage Operating Co.
2.25%, 11/09/31(a)	5,200	4,620,065
5.00%, 07/01/35(a)	2,885	2,879,983
5.00%, 12/15/35	2,035	2,015,201
5.10%, 08/01/33(a)	4,496	4,579,854
Realty Income Corp.
1.80%, 03/15/33(a)	2,970	2,458,166
2.70%, 02/15/32(a)	2,786	2,486,615
2.85%, 12/15/32	4,765	4,228,711
4.50%, 02/01/33	2,640	2,576,634
4.75%, 04/15/33(a)	3,240	3,199,536
4.90%, 07/15/33	3,815	3,802,951
5.13%, 02/15/34	5,719	5,758,526
5.13%, 04/15/35	4,010	4,014,739
5.63%, 10/13/32(a)	5,426	5,655,125
5.88%, 03/15/35(a)	2,410	2,539,221
Regency Centers LP
4.50%, 03/15/33(a)	1,785	1,741,622
5.00%, 07/15/32	3,560	3,595,664
5.10%, 01/15/35	2,395	2,399,694
5.25%, 01/15/34	2,510	2,544,095
Rexford Industrial Realty LP, 2.15%, 09/01/31	4,125	3,588,129
Sabra Health Care LP, 3.20%, 12/01/31	5,403	4,907,343
Safehold GL Holdings LLC
2.80%, 06/15/31	3,282	2,971,011
2.85%, 01/15/32(a)	2,295	2,055,306
5.65%, 01/15/35(a)	3,120	3,161,235

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.10%, 04/01/34(a)	$2,115	$2,218,726
Simon Property Group LP
2.25%, 01/15/32	4,993	4,373,161
2.65%, 02/01/32(a)	5,215	4,660,086
4.75%, 09/26/34(a)	7,251	7,095,676
5.13%, 10/01/35(a)	5,625	5,623,290
5.50%, 03/08/33	4,210	4,362,232
6.25%, 01/15/34(a)	3,580	3,855,909
Store Capital LLC, 2.70%, 12/01/31	2,728	2,399,895
Sun Communities Operating LP
2.70%, 07/15/31	5,714	5,145,889
4.20%, 04/15/32	4,040	3,876,426
Tanger Properties LP, 2.75%, 09/01/31	2,483	2,218,748
Trust 2401
7.38%, 02/13/34(b)	215	228,296
7.70%, 01/23/32(b)	470	501,842
Trust Fibra Uno
7.38%, 02/13/34(a)(b)	2,420	2,569,798
7.70%, 01/23/32(a)(b)	2,485	2,642,797
UDR, Inc.
1.90%, 03/15/33	2,200	1,813,090
2.10%, 08/01/32	2,415	2,053,419
2.10%, 06/15/33	1,903	1,580,201
3.00%, 08/15/31	4,882	4,485,400
3.10%, 11/01/34(a)	2,240	1,922,997
5.13%, 09/01/34	2,240	2,231,663
Ventas Realty LP
2.50%, 09/01/31	4,132	3,680,799
5.00%, 01/15/35	4,170	4,105,020
5.00%, 02/15/36(a)	2,925	2,870,447
5.10%, 07/15/32(a)	3,445	3,472,320
5.63%, 07/01/34(a)	3,340	3,443,830
VICI Properties LP
5.13%, 11/15/31	5,435	5,437,328
5.13%, 05/15/32	10,118	10,041,090
5.63%, 04/01/35(a)	6,700	6,722,911
5.75%, 04/01/34(a)	3,933	4,011,492
Welltower OP LLC
2.75%, 01/15/32	3,660	3,302,247
2.80%, 06/01/31	4,934	4,533,802
3.85%, 06/15/32(a)	3,485	3,319,549
5.13%, 07/01/35	8,445	8,488,770
Weyerhaeuser Co.
3.38%, 03/09/33	3,955	3,573,803
6.88%, 12/15/33	845	930,364
7.38%, 03/15/32(a)	5,135	5,746,728
WP Carey, Inc.
2.25%, 04/01/33	2,152	1,802,394
2.45%, 02/01/32	3,201	2,804,842
5.38%, 06/30/34	2,745	2,770,234
		744,284,368
Retail — 1.8%
Alimentation Couche-Tard, Inc.
5.08%, 09/29/35(a)(b)	3,235	3,197,167
5.27%, 02/12/34(b)	5,745	5,799,752
Arcos Dorados BV, 6.38%, 01/29/32(b)	3,808	3,941,280
AutoNation, Inc.
2.40%, 08/01/31	3,177	2,796,838
3.85%, 03/01/32	4,731	4,421,924
5.89%, 03/15/35(a)	3,545	3,623,314
AutoZone, Inc.
4.75%, 08/01/32(a)	4,995	4,952,394
4.75%, 02/01/33	3,395	3,350,108
5.20%, 08/01/33	2,555	2,579,434
5.40%, 07/15/34(a)	4,790	4,865,626
6.55%, 11/01/33	3,330	3,617,232
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(a)(b)	3,650	3,617,172
Security	Par (000)	Value
Retail (continued)
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(a)(b)	$7,198	$7,476,776
Costco Wholesale Corp., 1.75%, 04/20/32(a)	6,949	6,040,517
Darden Restaurants, Inc., 6.30%, 10/10/33(a)	3,291	3,522,089
Dick's Sporting Goods, Inc., 3.15%, 01/15/32(a)	5,159	4,717,870
Dollar General Corp.
5.00%, 11/01/32(a)	4,687	4,665,744
5.45%, 07/05/33(a)	6,831	6,949,580
Dollar Tree, Inc., 2.65%, 12/01/31	5,607	5,012,078
El Puerto de Liverpool SAB de CV, 6.26%, 01/22/32(b)	3,290	3,421,337
Ferguson Enterprises, Inc., 5.00%, 10/03/34	5,195	5,164,619
Genuine Parts Co.
2.75%, 02/01/32	3,427	2,981,275
6.88%, 11/01/33	2,673	2,894,883
Home Depot, Inc.(The)
1.88%, 09/15/31	7,342	6,437,943
3.25%, 04/15/32(a)	9,310	8,682,019
4.50%, 09/15/32(a)	8,959	8,925,964
4.65%, 09/15/35	7,000	6,821,807
4.95%, 06/25/34	12,641	12,700,894
Lowe's Companies, Inc.
3.75%, 04/01/32(a)	10,287	9,752,155
4.50%, 10/15/32	8,840	8,666,452
4.85%, 10/15/35(a)	8,215	8,004,371
5.00%, 04/15/33(a)	8,067	8,126,084
5.15%, 07/01/33(a)	6,921	7,000,748
5.50%, 10/15/35(a)	2,440	2,510,978
McDonald's Corp.
4.60%, 09/09/32(a)	5,466	5,488,948
4.70%, 12/09/35(a)	2,035	1,994,390
4.95%, 08/14/33(a)	4,208	4,271,875
4.95%, 03/03/35(a)	7,350	7,325,737
5.00%, 02/13/36(a)	5,295	5,286,485
5.20%, 05/17/34(a)	3,712	3,806,826
O'Reilly Automotive, Inc.
4.70%, 06/15/32	6,218	6,175,943
5.00%, 08/19/34	3,905	3,872,395
5.10%, 03/12/36(a)	3,445	3,409,532
Starbucks Corp.
3.00%, 02/14/32(a)	6,639	6,081,536
4.80%, 02/15/33	3,263	3,270,041
5.00%, 02/15/34(a)	1,963	1,986,355
Target Corp.
4.40%, 01/15/33(a)	3,843	3,820,124
4.50%, 09/15/32(a)	7,238	7,247,191
4.50%, 09/15/34(a)	6,505	6,329,201
5.00%, 04/15/35(a)	6,925	6,948,131
5.25%, 02/15/36(a)	410	417,100
6.35%, 11/01/32(a)	2,000	2,182,520
Tractor Supply Co., 5.25%, 05/15/33(a)	4,905	4,935,665
Walmart, Inc.
4.10%, 04/15/33(a)	10,706	10,476,753
4.15%, 09/09/32(a)	9,185	9,099,547
4.45%, 04/30/33(a)	5,750	5,718,138
4.75%, 04/30/36(a)	5,820	5,786,005
4.90%, 04/28/35(a)	10,565	10,682,360
5.25%, 09/01/35	7,985	8,294,539
		322,145,761
Savings & Loans — 0.0%
Nationwide Building Society, 5.54%, 07/14/36, (1-day SOFR + 1.65%)(a)(b)(c)	6,495	6,563,811
Semiconductors — 2.5%
Advanced Micro Devices, Inc., 3.92%, 06/01/32(a)	3,291	3,195,540
Analog Devices, Inc.
2.10%, 10/01/31	7,232	6,390,429

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.25%, 10/01/32	$215	$213,207
5.05%, 04/01/34	3,943	4,015,152
Applied Materials, Inc.
4.60%, 01/15/36	3,628	3,518,366
5.10%, 10/01/35(a)	1,010	1,024,436
Broadcom, Inc.
2.60%, 02/15/33	13,202	11,506,762
3.14%, 11/15/35(b)	11,019	9,386,594
3.42%, 04/15/33	15,392	14,065,532
3.47%, 04/15/34(a)	22,165	19,948,034
4.15%, 04/15/32(b)	9,762	9,430,449
4.30%, 11/15/32	14,557	14,133,910
4.55%, 02/15/32	9,065	8,976,769
4.60%, 01/15/33	9,395	9,257,681
4.80%, 10/15/34	12,780	12,581,205
4.80%, 02/15/36	17,290	16,833,177
4.90%, 07/15/32	13,485	13,563,798
4.95%, 01/15/36	9,985	9,867,289
5.15%, 11/15/31	7,544	7,706,586
5.20%, 04/15/32	10,097	10,309,656
5.20%, 07/15/35	19,860	19,978,905
Foundry JV Holdco LLC
5.88%, 01/25/34(b)	11,266	11,420,063
5.90%, 01/25/33(b)	10,030	10,429,845
6.10%, 01/25/36(b)	7,945	8,348,989
6.15%, 01/25/32(b)	10,010	10,527,524
6.25%, 01/25/35(b)	9,800	10,363,117
Intel Corp.
2.00%, 08/12/31	9,042	7,894,027
4.00%, 12/15/32(a)	5,676	5,367,258
4.15%, 08/05/32	9,125	8,770,534
5.00%, 08/15/33	10,560	10,526,302
5.15%, 02/21/34(a)	6,201	6,229,974
5.20%, 02/10/33	15,078	15,295,125
5.30%, 05/15/36	14,515	14,496,623
KLA Corp.
4.65%, 07/15/32(a)	6,663	6,686,562
4.70%, 02/01/34	3,555	3,530,403
5.65%, 11/01/34(a)	1,083	1,130,488
Marvell Technology, Inc.
5.30%, 04/15/36	4,600	4,601,936
5.45%, 07/15/35	2,990	3,059,352
5.95%, 09/15/33(a)	3,785	3,994,676
Micron Technology, Inc., 2.70%, 04/15/32	6,542	5,871,286
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 02/15/32	7,958	7,068,270
4.85%, 08/19/32	1,800	1,787,589
5.00%, 01/15/33(a)	6,451	6,451,647
5.25%, 08/19/35(a)	3,507	3,518,821
QUALCOMM, Inc.
1.65%, 05/20/32(a)	8,092	6,873,107
4.25%, 05/20/32	3,730	3,674,218
4.65%, 05/20/35(a)	5,726	5,653,871
4.75%, 05/20/32	4,415	4,443,604
5.00%, 05/20/35(a)	3,635	3,648,974
5.40%, 05/20/33(a)	4,623	4,824,769
SK Hynix, Inc., 6.50%, 01/17/33(a)(b)	4,775	5,231,681
Skyworks Solutions, Inc., 3.00%, 06/01/31	3,509	3,183,954
Texas Instruments, Inc.
1.90%, 09/15/31	3,940	3,471,766
3.65%, 08/16/32(a)	2,648	2,523,279
4.85%, 02/08/34	4,345	4,387,594
4.90%, 03/14/33(a)	5,885	5,996,869
5.10%, 05/23/35(a)	3,999	4,053,749
TSMC Arizona Corp.
2.50%, 10/25/31	8,389	7,614,886
4.25%, 04/22/32	6,755	6,703,330
Security	Par (000)	Value
Semiconductors (continued)
TSMC Global Ltd., 4.63%, 07/22/32(a)(b)	$2,550	$2,577,008
		448,136,547
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., 5.75%, 01/15/35	3,690	3,830,832
Software — 2.6%
Adobe, Inc.
4.95%, 04/04/34(a)	5,385	5,388,318
5.30%, 01/17/35(a)	2,440	2,482,392
Atlassian Corp., 5.50%, 05/15/34	3,230	3,228,668
Autodesk, Inc.
2.40%, 12/15/31(a)	7,297	6,437,251
5.30%, 06/15/35	2,775	2,777,380
Broadridge Financial Solutions, Inc., 5.75%, 05/15/36	3,320	3,330,441
Cadence Design Systems, Inc., 4.70%, 09/10/34	5,945	5,867,377
Concentrix Corp., 6.85%, 08/02/33(a)	3,713	3,396,566
Constellation Software, Inc./Canada, 5.46%, 02/16/34(a)(b)	3,287	3,244,351
Fidelity National Information Services, Inc., 5.10%, 07/15/32(a)	4,785	4,801,252
Fiserv, Inc.
5.15%, 08/12/34(a)	5,865	5,717,369
5.25%, 08/11/35(a)	7,490	7,333,639
5.45%, 03/15/34	5,545	5,529,438
5.60%, 03/02/33(a)	6,011	6,098,487
5.63%, 08/21/33(a)	9,245	9,374,788
Intuit, Inc., 5.20%, 09/15/33(a)	8,141	8,232,177
Microsoft Corp.
3.50%, 02/12/35(a)	10,088	9,376,878
4.20%, 11/03/35(a)	405	396,236
MSCI, Inc.
3.25%, 08/15/33(b)	5,017	4,428,557
3.63%, 11/01/31(b)	5,130	4,764,844
5.15%, 03/15/36	3,775	3,670,007
5.25%, 09/01/35(a)	7,255	7,147,892
Oracle Corp.
3.90%, 05/15/35	8,415	7,241,002
4.30%, 07/08/34(a)	14,197	12,849,048
4.70%, 09/27/34	13,893	12,904,570
4.80%, 09/26/32	20,105	19,319,110
4.90%, 02/06/33	11,635	11,184,640
5.20%, 09/26/35(a)	23,199	22,094,468
5.25%, 02/03/32	11,770	11,682,032
5.35%, 05/04/33	23,390	23,022,374
5.50%, 08/03/35(a)	10,835	10,509,633
5.70%, 02/04/36	30,390	29,857,416
6.25%, 11/09/32	15,110	15,710,824
Paychex, Inc.
5.35%, 04/15/32	11,045	11,189,186
5.60%, 04/15/35(a)	7,485	7,560,645
Roper Technologies, Inc.
4.75%, 02/15/32(a)	4,260	4,208,292
4.90%, 10/15/34	6,764	6,533,699
5.10%, 09/15/35	6,356	6,178,787
Salesforce, Inc.
1.95%, 07/15/31	9,453	8,264,840
4.90%, 09/15/31	24,855	24,868,638
5.20%, 03/15/33	18,565	18,676,778
5.55%, 03/15/36(a)	30,889	31,110,018
ServiceNow, Inc.
4.70%, 08/15/31(a)	1,570	1,571,106
5.05%, 05/15/33	1,735	1,743,296
5.40%, 05/15/36	8,125	8,186,104

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Synopsys, Inc.
5.00%, 04/01/32	$11,465	$11,536,130
5.15%, 04/01/35	15,990	15,968,910
Take-Two Interactive Software, Inc.
4.00%, 04/14/32(a)	3,128	2,984,808
5.60%, 06/12/34	2,490	2,552,388
VMware LLC, 2.20%, 08/15/31	10,474	9,259,034
Workday, Inc., 3.80%, 04/01/32(a)	8,520	7,959,113
		469,751,197
Telecommunications — 3.6%
America Movil SAB de CV
4.70%, 07/21/32(a)	6,190	6,113,726
5.00%, 01/20/33	845	842,026
6.38%, 03/01/35	6,459	7,013,016
AT&T, Inc.
2.25%, 02/01/32(a)	18,687	16,328,285
2.55%, 12/01/33	27,318	23,147,223
2.75%, 06/01/31(a)	17,956	16,386,848
4.50%, 05/15/35(a)	19,250	18,266,466
4.55%, 11/01/32	8,205	8,057,072
4.75%, 04/30/33(a)	11,044	10,909,239
4.90%, 11/01/35(a)	11,490	11,211,682
5.13%, 04/30/36	25	24,652
5.38%, 08/15/35(a)	9,730	9,849,635
5.40%, 02/15/34(a)	19,788	20,221,107
6.15%, 09/15/34(a)	870	907,885
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(a)	5,345	5,371,463
5.20%, 02/15/34(a)	4,905	4,926,666
5.45%, 11/15/36	3,345	3,353,653
Series US-5, 2.15%, 02/15/32(a)	2,674	2,331,468
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	3,090	2,898,350
Cisco Systems, Inc.
4.95%, 02/24/32(a)	5,225	5,313,703
5.05%, 02/26/34	17,425	17,669,873
5.10%, 02/24/35	8,130	8,252,198
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	2,995	3,661,951
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)(b)	2,930	2,602,396
Motorola Solutions, Inc.
5.20%, 08/15/32	3,080	3,123,619
5.40%, 04/15/34	6,208	6,304,155
5.55%, 08/15/35(a)	4,745	4,846,889
5.60%, 06/01/32	4,697	4,858,521
NBN Co. Ltd.
2.50%, 01/08/32(a)(b)	5,120	4,572,338
6.00%, 10/06/33(a)(b)	3,490	3,724,358
NTT Finance Corp.
5.14%, 07/02/31(b)	5,405	5,471,461
5.17%, 07/16/32(b)	17,095	17,185,890
5.50%, 07/16/35(a)(b)	16,516	16,738,683
Ooredoo International Finance Ltd., 4.63%, 10/10/34(a)(b)	2,000	1,971,725
Orange SA
4.75%, 01/13/33(b)	9,800	9,686,925
5.00%, 01/13/36(b)	13,823	13,569,351
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/36(b)	31,025	30,199,508
Rogers Communications, Inc.
3.80%, 03/15/32	13,187	12,326,767
5.30%, 02/15/34	9,175	9,126,276
SoftBank Corp., 5.33%, 07/09/35(a)(b)	3,145	3,121,370
Sprint Capital Corp., 8.75%, 03/15/32	13,296	15,775,472
STC Sukuk Co. II Ltd., 5.08%, 01/15/36(a)(b)	8,000	7,965,062
TELUS Corp., 3.40%, 05/13/32	5,772	5,278,570
T-Mobile USA, Inc.
2.25%, 11/15/31	7,547	6,651,332
Security	Par (000)	Value
Telecommunications (continued)
2.70%, 03/15/32	$7,637	$6,807,983
4.63%, 01/15/33	5,510	5,421,689
4.70%, 01/15/35	6,181	5,996,546
4.95%, 11/15/35	5,930	5,823,289
5.00%, 02/15/36(a)	9,183	9,051,047
5.05%, 07/15/33	17,582	17,696,945
5.13%, 05/15/32	9,650	9,788,113
5.15%, 04/15/34	8,410	8,481,679
5.20%, 01/15/33	8,446	8,594,273
5.30%, 05/15/35(a)	7,075	7,164,220
5.75%, 01/15/34	6,924	7,225,554
6.70%, 12/15/33	3,550	3,904,286
Verizon Communications, Inc.
2.36%, 03/15/32	31,370	27,547,387
4.27%, 01/15/36(a)	8,850	8,221,091
4.40%, 11/01/34(a)	14,555	13,879,189
4.50%, 08/10/33	15,734	15,302,423
4.75%, 01/15/33	13,245	13,120,975
4.78%, 02/15/35	15,209	14,799,930
5.00%, 01/15/36(a)	16,377	16,083,099
5.05%, 05/09/33	6,760	6,844,199
5.25%, 04/02/35(a)	16,619	16,720,825
5.85%, 09/15/35(a)	2,835	2,980,711
6.05%, 05/14/58, (5-year CMT + 1.81%)(c)	6,785	6,872,500
6.20%, 05/14/56, (5-year CMT + 2.04%)(a)(c)	12,345	12,531,003
6.40%, 09/15/33(a)	2,194	2,382,054
Vodafone Group PLC, 6.25%, 11/30/32(a)	3,135	3,350,164
Xiaomi Best Time International Ltd., 2.88%, 07/14/31(a)(b)	5,340	4,907,930
		649,657,959
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 6.05%, 05/14/34(a)	3,275	3,422,965
Transportation — 1.0%
AP Moller - Maersk A/S, 5.88%, 09/14/33(a)(b)	5,298	5,557,454
Canadian National Railway Co.
3.85%, 08/05/32(a)	6,395	6,116,726
4.38%, 09/18/34(a)	5,095	4,942,410
4.75%, 11/12/35(a)	2,565	2,526,654
4.95%, 05/12/36	1,995	1,986,346
5.85%, 11/01/33	2,710	2,899,170
6.25%, 08/01/34(a)	3,390	3,702,459
Canadian Pacific Railway Co.
2.45%, 12/02/31	11,067	9,842,637
4.80%, 09/15/35(a)	1,580	1,563,505
5.20%, 03/30/35(a)	4,295	4,355,343
5.75%, 03/15/33(a)	1,828	1,906,039
7.13%, 10/15/31	3,372	3,740,405
CSX Corp.
4.10%, 11/15/32(a)	7,858	7,625,176
5.05%, 06/15/35(a)	6,095	6,117,743
5.20%, 11/15/33(a)	4,762	4,876,415
FedEx Corp.
3.90%, 02/01/35(a)	2,715	2,498,506
4.90%, 01/15/34(a)	2,585	2,562,064
Fedex Freight Holding Co., Inc.
4.95%, 03/15/33(b)	4,425	4,340,750
5.25%, 03/15/36(b)	6,710	6,545,715
GXO Logistics, Inc.
2.65%, 07/15/31	3,321	2,949,006
6.50%, 05/06/34(a)	4,120	4,316,574
Kazakhstan Temir Zholy National Co. JSC, 5.25%, 04/29/36(b)	3,400	3,304,027
Nakilat, Inc., 6.07%, 12/31/33(a)(b)	1,990	2,015,288
Norfolk Southern Corp.
3.00%, 03/15/32	4,960	4,539,283
4.45%, 03/01/33	3,678	3,619,268
5.10%, 05/01/35(a)	2,630	2,648,942

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.55%, 03/15/34	$3,410	$3,544,546
Ryder System, Inc., 6.60%, 12/01/33(a)	4,190	4,591,216
TTX Co.
5.05%, 11/15/34(b)	2,440	2,446,741
5.75%, 11/22/33(a)(b)	2,685	2,833,598
Union Pacific Corp.
2.80%, 02/14/32(a)	10,135	9,245,139
2.89%, 04/06/36(a)	1,105	932,218
3.38%, 02/01/35	2,628	2,348,193
4.50%, 01/20/33(a)	6,760	6,741,381
5.10%, 02/20/35(a)	7,325	7,460,310
United Parcel Service, Inc.
4.88%, 03/03/33(a)	7,913	8,034,126
5.15%, 05/22/34(a)	6,770	6,927,995
5.25%, 05/14/35(a)	8,243	8,426,154
Walmart, Inc., 1.80%, 09/22/31(a)	14,073	12,455,670
		183,085,192
Trucking & Leasing — 0.2%
DAE Funding LLC, 4.95%, 01/15/33(a)(b)	4,000	3,854,320
GATX Corp.
1.90%, 06/01/31(a)	2,542	2,219,927
3.50%, 06/01/32	2,771	2,565,509
4.90%, 03/15/33	2,827	2,814,611
5.45%, 09/15/33	2,695	2,736,543
5.50%, 06/15/35	6,470	6,553,621
6.05%, 03/15/34	3,381	3,563,571
6.90%, 05/01/34	2,570	2,837,274
SMBC Aviation Capital Finance DAC
5.25%, 11/26/35(b)	4,530	4,452,674
5.55%, 04/03/34(a)(b)	5,910	5,972,943
5.70%, 07/25/33(b)	6,685	6,863,075
		44,434,068
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31(a)	3,860	3,460,446
4.45%, 06/01/32(a)	6,870	6,753,309
5.15%, 03/01/34(a)	5,150	5,243,121
5.20%, 04/01/36(a)	4,030	4,034,557
5.25%, 03/01/35(a)	5,575	5,661,574
Essential Utilities, Inc.
5.13%, 03/15/36	2,290	2,259,753
5.25%, 08/15/35	4,143	4,157,972
5.38%, 01/15/34(a)	3,625	3,689,685
		35,260,417
Total Corporate Bonds & Notes — 98.4% (Cost: $18,071,998,590)		17,972,199,866
Security	Par (000)	Value
Foreign Government Obligations(e)
South Korea — 0.0%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	$100	$102,260
Korea Gas Corp., 2.00%, 07/13/31(a)(b)	4,625	4,101,108
Korea National Oil Corp., 2.63%, 04/18/32(b)	3,195	2,861,006
		7,064,374
Total Foreign Government Obligations — 0.0% (Cost: $7,295,928)		7,064,374
Total Long-Term Investments — 98.4% (Cost: $18,079,294,518)		17,979,264,240
	Shares
Short-Term Securities
Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(f)(g)(h)	2,036,265,720	2,036,876,600
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(f)(g)	2,030,000	2,030,000
Total Short-Term Securities — 11.2% (Cost: $2,038,460,976)		2,038,906,600
Total Investments — 109.6% (Cost: $20,117,755,494)		20,018,170,840
Liabilities in Excess of Other Assets — (9.6)%		(1,749,254,600)
Net Assets — 100.0%		$18,268,916,240

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$2,300,128,514	$—	$(262,786,523)(a)	$(199,826)	$(265,565)	$2,036,876,600	2,036,265,720	$1,420,661 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	9,550,000	—	(7,520,000)(a)	—	—	2,030,000	2,030,000	466,327	—
				$(199,826)	$(265,565)	$2,038,906,600		$1,886,988	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$17,972,199,866	$—	$17,972,199,866
Foreign Government Obligations	—	7,064,374	—	7,064,374
Short-Term Securities
Money Market Funds	2,038,906,600	—	—	2,038,906,600
	$2,038,906,600	$17,979,264,240	$—	$20,018,170,840

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
JSC	Joint Stock Company

PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate